As filed with the U.S. Securities and Exchange Commission on June 1, 2026

Securities Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [_]

Post-Effective Amendment No. [_]

Calamos ETF Trust

(Exact Name of Registrant as Specified in Charter)

2020 Calamos Court

Naperville, Illinois 60563

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (866) 363-9219

Erik D. Ojala

2020 Calamos Court

Naperville, Illinois 60563

(Name and Address of Agent for Service)

With Copies to:

Paulita A. Pike Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606	Rita Rubin Ropes & Gray LLP 191 North Wacker Drive, 32nd Floor Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on July 1, 2026 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Calamos Timpani Active SMID Growth ETF, a series of the Registrant.

No filing fee is due because an indefinite number of shares has previously been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

CALAMOS INVESTMENT TRUST

Calamos Timpani SMID Growth Fund

Notice of a Special Meeting of Shareholders
to Be Held on AUGUST 24, 2026

To the Shareholders:

Notice is hereby given that a Special Meeting of Shareholders (the “Meeting”) of Calamos Timpani SMID Growth Fund (“SMID Growth” or the “Target Fund”), a series of Calamos Investment Trust (the “Trust”) will be held on August 24, 2026 at 4 p.m., Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563. The purpose of the Meeting is to consider and act upon the following proposal and to transact any other business that properly comes before the Meeting or any adjournment(s) thereof.

Proposal 1:	To approve an Agreement and Plan of Reorganization (the “Plan”) which provides for (i) the transfer of all the assets of SMID Growth to Calamos Timpani Active SMID Growth ETF (“SMID Growth ETF”) in exchange solely for shares of beneficial interest of SMID Growth ETF and the assumption by the SMID Growth ETF of all the liabilities of SMID Growth; and (ii) the distribution by SMID Growth of all the shares of each class of SMID Growth ETF received by SMID Growth to the holders of shares of SMID Growth in complete liquidation and termination of SMID Growth.

Proposal 2:	To transact other business that may properly come before the Meeting or any adjournments thereof.

The Board of Trustees of the Trust (“Board”) has fixed the close of business on June 26, 2026 as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting or any adjournment thereof. The persons named as proxies will vote in their discretion on any other business that may properly come before the Meeting or any adjournment(s) thereof.

Please carefully read the enclosed combined prospectus/proxy statement, as it discusses these proposals in more detail. All shareholders are cordially invited to attend the Meeting. In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Meeting. You may vote by mail, telephone or over the Internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call Calamos Advisors at 866.363.9219. It is important that you vote. The Board recommends that you vote FOR the proposals.

Important Notice Regarding the Availability of Proxy Materials for the Meeting to be Held on August 24, 2026. This Notice and the Prospectus/Proxy Statement are available online at www.calamos.com.

i

By order of the Board,

Erik D. Ojala
Vice President and Secretary

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PRELIMINARY COMBINED PROXY STATEMENT AND PROSPECTUS

Subject to Completion

The information in this combined Proxy Statement and Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This combined Proxy Statement and Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Calamos Timpani SMID Growth Fund

(the “Target Fund”)

a series of

Calamos Investment Trust

2020 Calamos Court

Naperville, Illinois 60563

(866) 363-9219

Combined Prospectus/Proxy Statement

Dated July 1, 2026

This document is a proxy statement for the Calamos Timpani SMID Growth Fund (“SMID Growth” or the “Target Fund”) and a prospectus for Calamos Timpani Active SMID Growth ETF (“SMID Growth ETF” or the “Acquiring Fund”) (each a “Fund”, and together the “Funds”). This combined prospectus/proxy statement (“Prospectus/Proxy Statement”) is furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Calamos Investment Trust, a Massachusetts business trust (the “Trust”), on behalf of the Target Fund for use at a Special Meeting of Shareholders (the “Meeting”) of the Target Fund to be held on August 24, 2026 at 4 p.m., Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563 and at any and all adjournments thereof. This Prospectus/Proxy Statement contains information you should know before voting on the following proposals with respect to the Target Fund, as indicated below. You should read this document carefully and retain it for future reference.

Proposal 1: (the “Reorganization”)

To approve an Agreement and Plan of Reorganization entered into by the Trust, on behalf of the Target Fund, a series of the Calamos Investment Trust, a Massachusetts business trust,  the Acquiring Fund, a series of the Calamos ETF Trust, a Delaware statutory trust and Calamos Advisors LLC (solely for the purposes of Section 9.2 thereof). Under the agreement, SMID Growth will transfer all of its assets to SMID Growth ETF in exchange solely for shares of SMID Growth ETF and the assumption by SMID Growth ETF of all of the liabilities of SMID Growth in complete liquidation and termination of SMID Growth. Shares of SMID Growth ETF will be distributed proportionately to shareholders of SMID Growth.

Proposal 2:

To transact other business that may properly come before the Meeting or any adjournments thereof.

Each Fund is a registered open-end management investment company (or a series thereof). The address of the principal executive office and telephone number of the Funds and the Trust is 2020 Calamos Court, Naperville, Illinois 60563, 866-363-9219.

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The enclosed proxy and this Prospectus/Proxy Statement are first being sent to shareholders of the Target Fund on or about July 9, 2026. Shareholders of record as of the close of business on June 26, 2026 are entitled to vote at the Meeting and any adjournment(s) thereof.

If shareholders of the Target Fund fail to approve the Reorganization, the Board will consider what other actions, if any, may be appropriate.

Where to Get More Information

This Prospectus/Proxy Statement explains concisely the information about each Fund that you should know before voting on the Reorganization. Please read it carefully and keep it for future reference.

The following documents have been filed with the Securities and Exchange Commission (“SEC”) and are incorporated into this Prospectus/Proxy Statement by reference and also accompany this Prospectus/Proxy Statement:

(i)	The Statement of Additional Information dated July 1, 2026 relating to this Proxy Statement/Prospectus (File No. [XXX-XXXXX]);

(ii)	[[Hyperlink to Come]The Prospectus and Statement of Additional Information dated June 22, 2026 for the Calamos Timpani Active SMID Growth ETF] (File Nos. 333-191151 and 811-22887);

(iii)	The Prospectus and Statement of Additional Information, as supplemented, dated February 27, 2026 for the Calamos Timpani SMID Growth Fund (File Nos. 33-19228 and 811-05443); and

(iv)	The audited annual financial statements for the period ended October 31, 2025 contained in the Calamos Investment Trust’s Form N-CSR filing for the Calamos Timpani SMID Growth Fund (File Nos. 33-19228 and 811-05443).

(v)	The unaudited semi-annual financial statements for the period ended April 30, 2026 contained in the Calamos Investment Trust’s Form N-CSR/S filing for the Calamos Timpani SMID Growth Fund (File Nos. 33-19228 and 811-05443) — incorporated herein by reference [to be updated]]

No other parts of the documents referenced above are incorporated by reference herein.

Copies of the foregoing may be obtained without charge by calling or writing the Funds at the telephone number or address shown above or Calamos Advisors at 866.363.9219.

Reports, proxy statements, and other information concerning the Acquiring Fund will be available for inspection at the offices of the Texas Stock Exchange after the Acquiring Fund launches.

The Trust is subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, it must file certain reports and other information with the SEC. Proxy materials, reports, and other information filed by the Trust are available on the SEC’s website at http://www.sec.gov.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this
Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

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How THE Reorganization Will Work

●	The Target Fund will transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the Target Fund’s liabilities.

●	The Acquiring Fund will issue Acquiring Fund Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the Target Fund, less the liabilities it assumes from the Target Fund. Acquiring Fund Shares will be distributed to the shareholders of the Target Fund in proportion to their holdings of Target Fund shares. Prior to the closing of the reorganization, the Target Fund shall, if it has more than one share class outstanding prior to the closing, consolidate such outstanding share classes into a single class (a “Share Class Consolidation”) so that it has a single class of shares outstanding and so that each holder of that single class of shares holds shares of that single class with an aggregate value equal to the aggregate value of any shares of the Target Fund held immediately prior to the Share Class Consolidation. The aggregate net asset value of your shares as a result of the Reorganization will equal the same aggregate net asset value of the shares of the Fund you held immediately prior to the reorganization (less the amount of cash received, if any, for Fund shares that in the aggregate have a value less than the NAV per share of the Acquiring Fund), the number of shares you hold may differ based on each Fund’s net asset value as of the date of the closing of the Reorganization.

●

Reorganization costs will be borne by Calamos Advisors LLC (“Calamos” or “The Adviser”). These costs are anticipated to include costs relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the proxy statement and related disclosure documents and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of the Reorganization as well as the costs associated with obtaining a consent of independent registered public accounting firm. Given the nature of the proposed Reorganization, the Advisor does not anticipate any transactional expenses, including trade commissions, will occur as a result of the merger.

●	The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Accordingly, it is expected that Target Fund shareholders will not and the Target Fund generally will not recognize gain or loss as a direct result of the Reorganization, except to the extent Target Fund shareholders receive cash in connection with the redemption of any shares and/or fractional shares before the reorganization. At any time before the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal income tax purposes. Certain other tax consequences are described in more detail in the section entitled “U.S. Federal Income Tax Consequences.”

●	The Target Fund may dispose of a portion of its portfolio assets in connection with the Reorganization. Any such sales will cause the Target Fund to incur transaction costs and may result in a taxable distribution of gains to shareholders.

●	As part of the Reorganization of the Target Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Target Fund account may be transferred to your new Acquiring Fund account. Please contact your financial intermediary for additional details.

●	No shareholders of the Target Fund will pay any sales charge in connection with Acquiring Fund Shares acquired in connection with the Reorganization.

●	After the Reorganization is completed, Target Fund shareholders will be shareholders of the Acquiring Fund, and the Target Fund will be dissolved.

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Summary

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE
REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT
TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE
PROSPECTUS/PROXY STATEMENT AND EXHIBIT A.

FOR MORE INFORMATION ABOUT THE ACQUIRING FUND, PLEASE CONSULT EXHIBIT B.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this combined prospectus/proxy statement (“Prospectus/Proxy Statement”), the Prospectuses and Statements of Additional Information relating to the Funds, and the form of the Agreement and Plan of Reorganization (the “Plan”), which are attached to this Prospectus/Proxy Statement as Exhibit A, and the additional information regarding the Acquiring Fund attached as Exhibit B.

Why am I receiving a combined Prospectus/Proxy Statement?

You are receiving this combined Prospectus/Proxy Statement because you own shares of the Calamos Timpani SMID Growth Fund (the “Target Fund”). It is proposed that, subject to shareholder approval, the Target Fund, which is currently operated as a mutual fund, will be converted into an ETF through the Reorganization with and into the Calamos Timpani Active SMID Growth ETF (the “Acquiring Fund”).

The Acquiring Fund is a newly-organized series of the Calamos ETF Trust (the “ETF Trust”), a Delaware statutory trust, and currently has no assets or liabilities. The Acquiring Fund was created specifically in connection with the Reorganization for the purpose of acquiring the assets and assuming the liabilities of the Target Fund and will not commence operations until the closing date of the Reorganization.

Subject to shareholder approval, the Reorganization will be accomplished in accordance with the Plan among the Trust, on behalf of the Target Fund, and the ETF Trust, on behalf of the Acquiring Fund, with Calamos Advisors LLC (“Calamos Advisors” or the “Adviser”) joining solely with respect to expense obligations. The Plan provides for: (i) the acquisition of the assets and assumption of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund; (ii) the pro rata distribution of the Acquiring Fund shares to the shareholders of the Target Fund; and (iii) the complete liquidation of the Target Fund.

What are some features of ETFs that differ from mutual funds?

The following are some unique features of ETFs that differ from mutual funds:

Exchange Trading Throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, rather than being required to transact at the next calculated net asset value (“NAV”) per share at the end of the trading day. When a shareholder decides to purchase or sell shares of the Acquiring Fund, the shareholder may act immediately by contacting a broker to execute the trade on the Texas Stock Exchange (TXSE). The market price of the Acquiring Fund may be higher or lower than the then-current NAV per share and may fluctuate continuously throughout trading hours based on supply and demand and other market factors.

Sales Only Through a Broker. While a mutual fund’s shares may be directly purchased or redeemed from the fund at NAV, individual shares of ETFs may only be purchased and sold on a national securities exchange through a broker at market prices. Shares of the Acquiring Fund may be purchased or redeemed directly from the Acquiring Fund only in large blocks of shares (“Creation Units”), and only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Acquiring Fund. When buying and selling shares through a broker, shareholders may incur brokerage or other charges, although ETFs trade without transaction fees on many platforms. Shareholders may also incur costs attributable to the bid-ask spread when buying or selling shares in the secondary market.

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Tax Efficiency. In a mutual fund, sales of portfolio securities to meet redemptions or rebalance holdings can create capital gains that impact all taxable shareholders. ETFs that create and redeem shares in-kind generally do not recognize capital gains on in-kind distributions, which can benefit non-redeeming shareholders. The Acquiring Fund will issue and redeem shares at NAV only with Authorized Participants and only in Creation Units, which are expected to be issued and redeemed in-kind for portfolio securities.

Full Portfolio Transparency. The Target Fund provides periodic disclosure of its complete portfolio holdings. The Acquiring Fund will operate as a fully transparent ETF and will make its portfolio holdings public each business day. This information will be available on the Acquiring Fund’s website at [www.calamos.com/etfs] and through other customary ETF disclosure channels.

Single Share Class. The Target Fund currently offers multiple share classes — Class A, Class I, and Class R6 — with different expense structures and eligibility requirements. Prior to the closing of the Reorganization, all outstanding share classes of the Target Fund will be consolidated into Class I shares. The Acquiring Fund will offer a single class of shares with a unitary management fee, without sales charges or distribution fees.

What is the Board’s recommendation regarding the Reorganization?

The Board, including all of the Trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has unanimously approved the Reorganization and unanimously recommends that you vote FOR the Reorganization.

At a meeting held on April 8, 2026, the Board carefully reviewed the terms of the Reorganization and, upon the recommendation of the Adviser, unanimously approved the Plan. The Board also voted to recommend that shareholders of the Target Fund vote to approve the Reorganization. The Board determined that participation in the Reorganization is in the best interests of the Target Fund and its shareholders, and that the interests of existing Target Fund shareholders will not be diluted as a result of the Reorganization. For a more complete discussion, see “Board Considerations” below.

What will happen if shareholders approve the Reorganization?

If the Target Fund’s shareholders vote to approve the Reorganization and all closing conditions set forth in the Plan are satisfied or waived, then on or about September 11, 2026 (the “Closing Date”):

●	All of the assets and liabilities of the Target Fund will be transferred to the Acquiring Fund;

●	The Acquiring Fund will issue shares of equal aggregate NAV to the net assets of the Target Fund transferred;

●	Those shares will be distributed pro rata to Target Fund shareholders, except that any Target Fund shares owned by a Fund shareholder that, in aggregate, have a value less than the NAV per share of the ETF will be deemed fractional shares and shall be redeemed by the Fund for cash as set forth in the Plan; and

●	The Target Fund will be completely liquidated and dissolved.

Shareholders of the Target Fund will become shareholders of the Acquiring Fund and will no longer be shareholders of the Target Fund. In order to transact in shares of the Acquiring Fund received as part of the Reorganization, you must hold your shares in a brokerage account that can hold ETF shares.

How will the Reorganization affect me as a shareholder?

Upon completion of the Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. You will own shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of your Target Fund shares at the time of the Reorganization, less the amount of cash, if any, received for Target Fund shares that in the aggregate have a value less than the NAV per share of the ETF. Acquiring Fund shares will be transferred to your brokerage account.

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Prior to the Reorganization, all outstanding share classes of the Target Fund (Class A, Class I, and Class R6) will be consolidated into Class I shares, so that each shareholder holds a single class of shares with an aggregate value equal to the aggregate value of shares held immediately prior to such consolidation. All fractional Target Fund shares outstanding following the consolidation will be redeemed for cash immediately prior to the Closing. The Acquiring Fund will not issue fractional shares. Such cash redemptions may be taxable events for shareholders holding shares in taxable accounts.

Shareholders who do not hold Target Fund shares in a brokerage account that can accommodate ETF shares should take action prior to the Reorganization. See “What do I need to do to prepare for the Reorganization?” below.

Will the Reorganization affect the way my investments are managed?

Generally, no. The Acquiring Fund will be managed using an investment objective that is identical, and principal investment strategies that are substantially similar, to those of the Target Fund. The same portfolio manager, Brandon Nelson, who is responsible for the day-to-day portfolio management of the Target Fund, will be responsible for the day-to-day portfolio management of the Acquiring Fund.

There are some differences in investment strategy. Post-conversion, the Adviser will apply a liquidity screen to new purchases, which is expected to limit new purchases of securities with market capitalizations below approximately $1.5 billion in order to help maintain an effective arbitrage mechanism and a tight bid-ask spread. All existing Target Fund holdings, including current microcap holdings, will transfer to the Acquiring Fund at closing. Over time, as the liquidity screen is applied to new purchases, the Acquiring Fund’s weighted average market capitalization is expected to gradually increase relative to what might have been expected from the Target Fund, which may eventually result in the Acquiring Fund migrating from the Morningstar Small Growth category to the Morningstar Mid Growth category.

Are there any differences in risks between the Target Fund and the Acquiring Fund?

Nearly all of the principal risks associated with an investment in the Target Fund are carried over to the Acquiring Fund. However, the Acquiring Fund is subject to certain additional risks related to its ETF structure, including ETF Structure Risk, Market Price/NAV Risk, Authorized Participant Concentration Risk, and New/Small Fund Risk. In addition, the Acquiring Fund’s prospectus discloses additional risks relating to the use of derivatives, futures and forward contracts, and securities lending, which provide the Adviser with additional investment flexibility. For more information, see “How do the Funds’ principal risks compare?” and Exhibit A.

How do the total expenses of the Acquiring Fund compare to the total expenses of the Target Fund?

The Acquiring Fund employs a unitary fee structure pursuant to which the Adviser is paid a unitary management fee of 0.79% of average daily net assets per year and, in exchange, agrees to bear substantially all ordinary operating expenses of the Acquiring Fund, subject to certain exceptions (including taxes, interest, brokerage commissions, acquired fund fees and expenses, litigation expenses, and extraordinary expenses).

The current gross and net expense ratios of each share class of the Target Fund are as follows:

	Class A	Class I	Class R6	Acquiring Fund (Pro Forma)
Management Fees	0.95%	0.95%	0.95%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.50%	0.50%	0.45%	0.00%[1]
Total Annual Fund Operating Expenses	1.70%	1.45%	1.40%	0.79%
Fee Waiver/Expense Reimbursement	(0.35)%	(0.35)%	(0.35)%	None
Total Annual Fund Operating Expenses After Waiver	1.35%	1.10%	1.05%	0.79%

1 “Other Expenses” for the Acquiring Fund is estimated to be 0.00% because the Adviser bears all ordinary operating expenses under the unitary fee structure.

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For a more detailed comparison of fees and expenses, see “What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?”

Who will pay the costs of the Reorganization?

Calamos Advisors LLC will bear 100% of the costs and expenses associated with the Reorganization, whether or not the Reorganization is consummated. These costs include costs relating to the solicitation of proxies, preparing, filing, printing and mailing of this Prospectus/Proxy Statement and related documents, legal fees (including tax counsel fees), and accounting fees. Legal fees of counsel to the independent trustees of the Target Fund will be borne by the Target Fund. No transaction expenses (such as brokerage commissions) are anticipated in connection with the Reorganization, as all assets of the Target Fund are expected to be transferred in-kind to the Acquiring Fund.

What are the federal income tax consequences of the Reorganization?

The Reorganization is expected to constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and generally is not expected to result in the recognition of gain or loss by the Target Fund or its shareholders. However:

●         Shareholders will receive cash for any fractional Target Fund shares redeemed prior to the Closing, which generally will be a taxable event for shareholders in taxable accounts;

●         Prior to the Closing, the Target Fund may declare and pay a distribution to its shareholders of all undistributed company taxable investment income, net tax-exempt income (if any), and net capital gain estimated through the Closing Date, which will generally be taxable to shareholders holding shares in taxable accounts; and

●         As a condition to the Closing, the Acquiring Entity and the Target Entity will receive an opinion of Ropes & Gray LLP regarding the expected federal income tax consequences of the Reorganization.

Based on the tax analysis of the Target Fund as of October 31, 2025, the Reorganization is expected to result in minimal tax costs, if any, to shareholders of each Fund. As of the date of this Prospectus/Proxy Statement, the Target Fund does not have a net unrealized built-in loss. For more information, see “U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION.”

What is the anticipated timing of the Reorganization?

The Meeting is scheduled to occur on August 24, 2026. If the necessary approvals are obtained and all other closing conditions are satisfied or waived, the Reorganization is currently expected to be completed on or about September 11, 2026.

What happens if the Reorganization is not approved?

If the Reorganization is not approved by Target Fund shareholders or does not close for any reason, shareholders will remain shareholders of the Target Fund, and the Target Fund will continue to operate. The Board will then consider such other actions as it deems necessary or appropriate, which may include additional solicitation, continuing to operate the Target Fund as a stand-alone fund, or liquidating the Target Fund.

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What do I need to do to prepare for the Reorganization?

It is important for you to determine whether you hold your Target Fund shares in an account that can accommodate ETF shares. If you hold shares directly with the Target Fund through a transfer agent account, or in a brokerage account that only permits mutual fund holdings, you will need to establish a brokerage account that allows investment in ETF shares if you wish to transact in Acquiring Fund shares following the Reorganization. Please contact your financial advisor or broker for further information, or contact the Funds at (800) 582-6959.

Is my vote important?

Absolutely! While the Board has reviewed the proposed Reorganization and recommends that you approve it, the proposal cannot go forward without the approval of shareholders of the Target Fund. The Target Fund will continue to contact its shareholders asking them to vote until it is sure that a quorum will be reached, and may continue to contact shareholders thereafter.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE REORGANIZATION CONTEMPLATED THEREBY

How do the Funds’ investment objectives and principal investment strategies compare?

The following table provides a comparison of the Funds’ investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds. The Target Fund and the Acquiring Fund [share the same primary benchmark, the Russell 2500 Growth Index,[ ],] similar investment objectives and investment strategies, practices, and principal risks. Each Fund is a diversified management investment company, as that term is defined in the 1940 Act. Each of the Target Fund’s and Acquiring Fund’s strategies are similar in that each Fund seeks capital appreciation. Furthermore, while each Fund is U.S.-focused, each Fund may also invest up to 25% of its net assets in foreign equity securities. Both Funds utilize a top-down/bottom-up research process with the same investment team. All of the assets of the Target Fund are being acquired by and will form the initial investment portfolio of the Acquiring Fund.

ACQUIRING FUND	TARGET FUND
Investment Objective: Calamos Timpani Active SMID Growth ETF seeks capital appreciation.	Investment Objective: Calamos Timpani SMID Growth Fund’s investment objective is capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth equity securities of small and mid-capitalization companies of issuers primarily located in the United States. The Fund defines a small and mid-capitalization company as any company with a market capitalization less than or equal to that of the company with the largest market capitalization of either the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Calamos Advisors LLC (“Calamos Advisors”) defines “growth” to include any company, security or instrument if any of the following characteristics rank better than average when compared to the Fund’s broad-based equity index (long-term projected earnings growth, book value growth, sales growth, cash flow growth and historical earnings growth) or if the company is included as a constituent in any of the growth indices published by third party index providers or if the security or instrument tracks the performance of a growth index.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in equity securities of small and mid-capitalization (“SMID”) companies of issuers primarily located in the United States. The Fund defines a SMID company as a company with a market capitalization less than or equal to that of the company with the largest market capitalization of the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts (“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside.

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Calamos Advisors uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Equity securities in which the Fund invests as a part of its principal investment strategy consist of common stocks and American Depositary Receipts(“ADRs”). The Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Fund’s foreign investments can be denominated in U.S. dollars or in foreign currencies. Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector concentrations may vary.	Calamos Advisors may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors’ investment process yielding opportunities for sound growth potential within those sectors. The Fund’s sector concentrations may vary.

Primary Benchmark

[The Russell 3000 Total Return Index which is a broad-based securities market index utilized by Calamos Advisors in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because Calamos Advisors believes it is more representative of the Fund’s investment universe than the broad-based securities market index.]

Primary Benchmark

The Russell 3000 Total Return Index which is a broad-based securities market index utilized by Calamos Advisors in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because Calamos Advisors believes it is more representative of the Fund’s investment universe than the broad-based securities market index.

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The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statement of Additional Information of the Funds.

How do the Funds’ principal risks compare?

The following table compares the principal risks of an investment in each Fund. For additional information about each principal risk and other applicable risks, see the section titled “Risks” below

RISKS	ACQUIRING FUND	TARGET FUND
American Depositary Receipts Risk	X	X
Authorized Participant Concentration Risk	X
Cash Holdings Risk	X	X
Costs of Buying and Selling Fund Shares	X
Currency Risk	X
Derivatives Risk	X
Equity Securities Risk	X	X
Foreign Securities Risk	X	X
Forward Foreign Currency Contract Risk	X
Futures and Forward Contracts Risk	X
Growth Stock Risk	X	X
Liquidity Risk	X	X
Market Risk	X
Portfolio Selection Risk	X	X
Portfolio Turnover Risk	X	X
Premium-Discount Risk	X
Secondary Market Trading Risk	X
Sector Risk	X	X
Securities Lending Risk	X
Small and Mid-Sized Company Sector Risk	X	X
Tax Risk	X
Trading Issues Risk	X

How do the Funds’ investment restrictions compare?

If the Reorganization occurs, the combined Fund will be subject to the fundamental and non-fundamental investment restrictions of the Acquiring Fund. Calamos Advisors does not believe that the differences between the investment policies of the Target Fund and the Acquiring Fund result in any material difference between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

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Each Fund’s fundamental investment restrictions are set forth below.

ACQUIRING FUND	TARGET FUND
The Fund may not: act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale	Identical to the Acquiring Fund.

The Fund may not: purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities

Identical to the Acquiring Fund.
The Fund may not: make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan)	Identical to the Acquiring Fund.
The Fund may not: borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act	Identical to the Acquiring Fund.

The Fund may not: invest in a security if more than 25% of the Fund’s total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry or group of industries, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

The Fund may not acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer
The Fund may not: issue any senior security, except to the extent permitted under the 1940 Act	Identical to the Acquiring Fund.
Similar to the Target Fund, the Acquiring Fund is classified as a diversified, open-end management investment company.	The Fund may not as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities

The Funds, except as otherwise noted below, are also subject to the following non-fundamental policies:

For each Fund:

(a) To the extent other Calamos Funds invest in the Fund in reliance on section 12(d)(1)(G), the Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act.

(b) The Fund may not invest in companies for the purpose of exercising control or management;

(c) The Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account insecurities, except in connection with transactions in options, futures and options on futures;

(d) The Fund may not make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i).

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For the Target Fund:

(a) The Fund may not invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person)

(b) The Fund may not invest more than 15% under regulatory rules of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid investments that are assets, including repurchase agreements maturing in more than seven days

COMPARISON OF OTHER KEY FEATURES OF THE FUNDS

Purchase and Sale Procedures

Target Fund. Shares of the Target Fund may be purchased and redeemed directly from the fund on any business day at the next calculated NAV per share, subject to applicable sales charges (for Class A shares). Shares may also be purchased and sold through financial intermediaries.

Acquiring Fund. Individual shares of the Acquiring Fund may be purchased and sold on the Texas Stock Exchange (TXSE) and other national securities exchanges through a broker at prevailing market prices throughout the trading day. Shares of the Acquiring Fund may be purchased or redeemed directly from the Acquiring Fund only in Creation Units and only by Authorized Participants.

Because ETF shares trade at market prices rather than net asset value, ETF shares may trade at a price greater than their net asset value (premium) or less than their net asset value (discount). Further, an investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the ETF (bid) and the lowest price a seller is willing to accept for shares of the ETF (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). As of the date of this prospectus, the Acquiring Fund has not commenced operations and therefore did not have a sufficient trading history to report trading information and related costs.

Distribution Arrangements

Target Fund. The Target Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares, pursuant to which it pays distribution and service fees of 0.25% annually. Class I and Class R6 shares are not subject to 12b-1 fees. Calamos Financial Services LLC serves as the distributor of the Target Fund.

Acquiring Fund. The Acquiring Fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act (“12b-1 Plan”). In accordance with its 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. Calamos Financial Services LLC serves as the distributor of the Acquiring Fund.

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Other Key Features

Feature	Target Fund	Acquiring Fund
Structure	Open-end mutual fund	Exchange-traded fund (ETF)
Trust	Calamos Investment Trust (Massachusetts business trust)	Calamos ETF Trust (Delaware statutory trust)
Share Classes	Class A, Class I, Class R6	Single class
Pricing	Once daily at NAV	Continuously throughout the trading day at market price
Purchase/Redemption	Directly from fund or through intermediaries	Through broker on exchange; Creation Units through Authorized Participants only
Minimum Investment	Class A: $2500 $; Class I:$1 million; Class R6: $0	No minimum (one share)
Fiscal Year End	October 31	July 31
Dividends	Annually	Annually
Capital Gains Distributions	Annually	Annually
Portfolio Holdings Disclosure	Monthly, on 60-day lag	Daily (fully transparent ETF, Rule 6c-11)
Custodian	State Street Bank and Trust Company	State Street Bank and Trust Company
Transfer Agent	U.S. Bank Global Fund Services	State Street Bank and Trust Company
Auditors	Deloitte & Touche LLP	Deloitte & Touche LLP
Legal Counsel	Ropes & Gray LLP	Ropes & Gray LLP
Fund Complex File Nos.	811-05443 / 33-19228	811-22887 / 333-191151

Fair Value Pricing – Target Fund

The Board, including a majority of the trustees who are not “interested persons” of the Trust, have designated Calamos Advisors to perform fair valuation determinations related to all Target Fund investments under the oversight of the Board. As Valuation Designee, Calamos Advisors has adopted procedures to guide the determination of the NAV on any day on which the Target Fund’s NAV is determined. If the Valuation Designee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the Valuation Designee.

The Target Fund also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Target Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Target Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Target Fund could purchase or sell a portfolio security at the price used to calculate its net asset value.

Fair Value Pricing – Acquiring Fund

If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Acquiring Fund’s Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Acquiring Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Acquiring Fund’s Board has delegated execution of these procedures to Calamos Advisors as Valuation Designee for the Acquiring Fund. Calamos Advisors may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. Calamos Advisors reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

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The Acquiring Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Acquiring Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Acquiring Fund does not price its Fund Shares, the value of some of the Acquiring Fund’s portfolio securities may change on days when you may not be able to buy or sell shares of the Acquiring Fund.

In computing the NAV, the Acquiring Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Acquiring Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Acquiring Fund calculates its NAV, the Adviser may need to price the security using the Acquiring Fund’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Acquiring Fund’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Acquiring Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Acquiring Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Acquiring Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

The tables below show the fees and expenses that shareholders pay, either directly or indirectly. The pro forma information for the Acquiring Fund reflects the expected expenses following the Reorganization, based on pro forma net assets as of October 31, 2025.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class I	Class R6	Acquiring Fund (Pro Forma)
Maximum Sales Charge (Load) on Purchases	4.75%	None	None	None
Maximum Deferred Sales Charge	None	None	None	None
Redemption Fee	None	None	None	None

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Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

	Class A	Class I	Class R6	Acquiring Fund (Pro Forma)
Management Fees	0.95%	0.95%	0.95%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	None	None	None
Other Expenses	0.50%	0.50%	0.45%	0.00%[1]
Total Annual Fund Operating Expenses	1.70%	1.45%	1.40%	0.79%
Fee Waiver/Expense Reimbursement[2]	(0.35)%	(0.35)%	(0.35)%	None
Total Annual Fund Operating Expenses After Waiver	1.35%	1.10%	1.05%	0.79%

Target Fund shareholders will not pay any sales load, contingent deferred sales charge, redemption fee, or other transaction fee in connection with the receipt of Acquiring Fund shares in the Reorganization.

1“Other Expenses” for the Acquiring Fund is estimated to be 0.00% because the Adviser bears all ordinary operating expenses under the unitary fee structure.

2 The Target Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses of Class A and Class I are limited to 1.35% and 1.10% of average net assets, respectively. The Target Fund’s Investment Adviser has contractually agreed to limit the Target Fund’s annual ordinary operating expenses through March 1, 2027 for Class R6 shares (as a percentage of average net assets) to 1.10% less the Target Fund’s annual sub-transfer agency ratio (the aggregate sub-transfer agency fees of the Target Fund’s other share classes divided by the aggregate average annual net assets of the Target Fund’s other share classes). For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC (“Calamos Advisors”), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund’s expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

Expense Example

The example below is intended to help you compare the cost of investing in the Target Fund with the cost of investing in the Acquiring Fund before and after the Reorganization. The example assumes a $10,000 investment for the time periods indicated, redemption of all shares at the end of each period, a 5% annual return, and that fund operating expenses remain the same.

	1 Year	3 Years	5 Years	10 Years
Class A	$606	$952	$1,323	$2,360
Class I	$112	$424	$759	$1,705
Class R6	$107	$409	$734	$1,654
Acquiring Fund (Pro Forma)	$81	$252	$439	$978

Portfolio Turnover

During the most recent fiscal year ended October 31, 2025, the Target Fund’s portfolio turnover rate was 192% of the average value of its portfolio. This reflects the active management approach employed by Brandon Nelson. Because the Acquiring Fund has not yet commenced operations, no portfolio turnover rate is available for the Acquiring Fund. A high portfolio turnover rate increases transaction costs, which may increase Fund expenses, and may result in higher taxes when Fund Shares are held in a taxable account.

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How do the Funds’ performance records compare?

The Acquiring Fund is a newly formed shell fund that has not yet commenced operations. Subject to shareholder approval of the Reorganization, the Target Fund will be the accounting survivor, and the Acquiring Fund will adopt the accounting and performance history of the Target Fund.

The following chart shows how the Class I shares of the Target Fund performed in the past. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The chart below show the percentage gain or loss in each full calendar year for the Class I shares of each Fund.

The chart should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. The chart include the effects of Fund expenses. The Target Fund’s average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the Target Fund’s chart.

SMID Growth– Class I* Annual Total Return for Years Ended 12.31

Highest Quarterly Return (6.30.20):	37.58%
Lowest Quarterly Return (6.30.22):	-22.94%

Year-to-date performance (through March 31, 2026) is 0.46%

The next table lists the average annual total return by class of the Target Fund for the past one, and five years and since inception (through December 31, 2025). The table includes the effects of sales charges (where applicable) as well as fund expenses and is intended to provide you with some indication of the risks of investing in the Target Fund by comparing its performance with appropriate widely recognized indexes of securities, descriptions of which can be found following the table. The Target Fund compares its performance to the Russell 3000 Total Return Index and Russell 2500® Growth Index. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

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Average Annual Total Return (for the periods ended 12/31/25)

SMID Growth	1 Year	5 Year	Since Inception (since 7.31.2019)
Class A shares
Load Adjusted Return Before Taxes	15.25%	5.33%	11.18%
Class I Shares
Load Adjusted Return Before Taxes	21.25%	6.63%	12.31%
Load Adjusted Returns After Taxes on Distributions*	20.00%	5.55%	11.43%

SMID Growth	1 Year	5 Year	Since Inception
Load Adjusted Returns After Taxes on Distributions and Sale of Fund Shares	13.49%	4.92%	9.76%
Class R6 shares
Load Adjusted Return Before Taxes	21.38%	6.65%	12.34%
Russell 3000 Total Return Index	17.15%	13.15%	14.70%
Russell 2500 Growth Index(1)	10.31%	2.98%	8.61%

(1)	The Fund’s investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund’s investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

* Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

For a detailed discussion of the manner of calculating total return, please see the Target Fund’s Statement of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Who will be the Adviser of my Fund after the Reorganization?

Each Fund is advised by Calamos Advisors, 2020 Calamos Court, Naperville, Illinois 60563. Calamos Advisors, an investment adviser registered with the SEC effective May 29, 1987, is a wholly owned subsidiary of Calamos Investments LLC (“CILLC”). CILLC’s assets under management as of December 31, 2025, were $47 billion ($44 billion of which represented Calamos Advisors’ assets under management). Calamos Asset Management, Inc. (“CAM”) is the sole manager of CILLC. As of December 31, 2025, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC (“CPL”) and Calamos Equity Partners LLC (“CEP”). CAM is owned by John P. Calamos, Sr. and John S. Koudounis. CPL is owned by Calamos Family Partners, Inc. (“CFP”) and John S. Koudounis. CFP is beneficially owned by members of the Calamos family, including John P. Calamos, Sr. CEP is owned by John S. Koudounis and Daniel L. Dufresne.

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Subject to the overall authority of the Board, Calamos Advisors provides continuous investment supervision and management to the Funds under a management agreement and also furnishes office space, equipment and management personnel.

Portfolio Management

SMID Growth ETF

PORTFOLIO MANAGER/ FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH THE ADVISER
Brandon Nelson	Since Inception	SVP – Sr. Portfolio Manager

Brandon Nelson. Brandon Nelson joined Calamos Advisors on May 31, 2019 as a Senior Portfolio Manager. Previously, he was President, Chief Investment Officer and a director of Timpani Capital Management, LLC since 2008.

The Target Fund’s statement of additional information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the Calamos Family of Funds and their compensation.

What will the advisory fees be after the Reorganization?

SMID Growth ETF

The Acquiring Fund pays the Calamos Advisors a unitary management fee at an annual rate of 0.79% of average daily net assets. Under the unitary fee structure, the Adviser bears substantially all ordinary operating expenses of the Acquiring Fund, subject to the following exceptions (which are borne by the Acquiring Fund): (a) the unitary management fee itself; (b) interest expense and other borrowing costs; (c) taxes and governmental fees; (d) acquired fund fees and expenses; (e) brokerage commissions and other transaction costs; (f) litigation expenses; (g) extraordinary expenses; and (h) such other expenses as approved by a majority of the Board.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement on behalf of the Acquiring Fund will be included in the first shareholder report that covers the period in which the Acquiring Fund commences operations.

What will be the primary U.S. federal income tax consequences of the Reorganization?

The following is a general summary of the material U.S. federal income tax consequences of the Reorganization. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, judicial decisions, and administrative rulings and pronouncements of the Internal Revenue Service (the “IRS”), all of which are subject to change, possibly with retroactive effect. This summary does not address state, local, or non-U.S. tax consequences. Shareholders should consult their own tax advisors regarding the specific tax consequences of the Reorganization in light of their individual circumstances, including applicable state, local, and non-U.S. tax laws.

Tax-Free Reorganization

The Reorganization is intended to qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code (a mere change in form). As a condition to the closing of the Reorganization, the Trust and the ETF Trust will receive an opinion of Ropes & Gray LLP, counsel to the Acquiring Fund, dated as of the Closing Date, substantially to the effect that, based upon certain facts, qualifications, representations, certifications, and assumptions:

●	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

●	No gain or loss will be recognized by the Target Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the Target Fund’s liabilities, or upon the distribution of Acquiring Fund shares to Target Fund shareholders;

●	The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof;

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●	The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

●	No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Target Fund’s assets solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all liabilities of the Target Fund as part of the reorganization;

●	No gain or loss will be recognized by Target Fund shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares (except with respect to cash received by such Target Fund shareholders in redemption of fractional shares prior to the reorganization);

●	The aggregate tax basis of Acquiring Fund shares received by each Target Fund shareholder in the reorganization will be the same as the aggregate tax basis of the Target Fund shares exchanged therefor;

●	Each Target Fund shareholder’s holding period for Acquiring Fund shares received will include the holding period for the Target Fund shares exchanged therefor, provided that such Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange;

●	The holding period in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund will include the Target Fund’s holding period for such asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); and

●	The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations of Sections 381, 382, 383, and 384 of the Code and the regulations thereunder.

The tax opinion will not be a guarantee that the tax consequences of the Reorganization will be as described above, and there is no assurance that the IRS or a court will agree with the opinion. The opinion will be based on the Plan, qualifications, representations, officer certifications, customary assumptions, and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the Target Fund could recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund could recognize a taxable gain or loss equal to the difference between the shareholder’s tax basis in Target Fund shares and the fair market value of the Acquiring Fund shares received.

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Risks

Are the risk factors for the Funds similar?

The risk factors of SMID Growth and SMID Growth ETF contain some overlap. Although the Funds share some of the same principal risks, and SMID Growth ETF has more principal risks than SMID Growth. The risks of SMID Growth ETF are described in greater detail in that Fund’s Prospectuses and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of any Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each Fund is subject to the following Principal Risks: American Depositary Receipts Risk, Cash Holdings Risk, Equity Securities Risk, Foreign Securities Risk, Growth Stock Risk, Liquidity Risk, Portfolio Selection Risk, Sector Risk, and Small and Mid-Sized Company Sector Risk.

●	American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

●	Cash Holdings Risk — To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

●	Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund (i.e., the Fund’s long position) fall, the value of your investment in the Fund will decline.

●	Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

●	Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

●	Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

●	Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry, or sector or about market movements is incorrect.

●	Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

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●	Small and Mid-Sized Company Stock Risk — Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

In addition, SMID Growth ETF is subject to Authorized Participant Risk, Costs of Buying and Selling Fund Shares Risk, Currency Risk, Derivatives Risk, Forward Foreign Currency Contract Risk, Futures and Forward Contracts Risk, Market Risk, Premium-Discount Risk, Secondary Market Trading Risk, Securities Lending Risk, Tax Risk and Trading Issues Risk.

●	Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions.

●

Costs of Buying and Selling Fund Shares — Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

●	Currency Risk — To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

●	Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. In addition, derivative instruments are subject to counterparty risk, meaning that the party with whom the Fund enters into a derivative transaction may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

●

Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

●

Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party with whom the Fund enters into the derivatives transaction (the clearinghouse or the broker holding the Fund’s position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and/or may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

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●	Secondary Market Trading Risk — Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. The Fund’s shares may trade at prices substantially different from NAV during periods of market stress or when the complex underlying derivatives are difficult to value. In addition, trading in Fund Shares on the Exchange may be halted.

●	Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

●

Tax Risk — The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

●	Trading Issues Risk — Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, there can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged

Please refer to each Fund’s Prospectuses and Statement of Additional Information for more information on risks.

Background Information about the Reorganization

Calamos Advisors LLC (the “Adviser”) regularly reviews the performance, asset trends, and costs of each of the Calamos Funds, both from the perspective of Fund shareholders and the Adviser. In doing so, the Adviser considers the probability of a Fund achieving minimum scale and other efficiencies through future asset growth, by weighing factors that may include market receptivity, competitor analysis from internal and third-party sources, and feedback from distribution activities.

After conducting this review with respect to the Target Fund, the Adviser concluded that the Target Fund has achieved insufficient scale and has a low probability of meaningful future asset growth without structural change. The Adviser therefore recommended to the Board of Trustees that the Target Fund be converted into an ETF through the Reorganization with the Acquiring Fund.

Board Consideration

At a meeting held on April 8, 2026, the Board of Trustees of each of the Trust and the ETF Trust (collectively, the “Board”), including all of the Trustees who are not “interested persons” of either Trust as defined in the 1940 Act (the “Independent Trustees”), reviewed and unanimously approved the Reorganization and the Plan. The Independent Trustees were represented by independent legal counsel throughout the deliberations. The Board also determined to recommend that shareholders of the Target Fund vote to approve the Reorganization.

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In approving the Reorganization, the Board considered the information provided by the Adviser, including the Board Memo presented to the Board on April 8, 2026, as well as other information that the Board deemed relevant. Among the factors the Board considered were the following:

1. Lack of Scale and Economies of Size. The Target Fund has approximately $41 million in total assets under management. The Board noted that the Target Fund has not achieved the scale necessary to fully realize economies of scale and other benefits of size, and that the Adviser’s internal assessment indicated a low probability of achieving meaningful future asset growth under the current mutual fund structure. The Board considered that converting to an ETF structure may improve the Target Fund’s prospects for asset growth and may allow shareholders to benefit from economies of scale over time.

2. Lower Expense Ratio. The Board noted that the Acquiring Fund’s unitary management fee of 0.79% per year is lower than the current gross expense ratio of each share class of the Target Fund. The Board considered that the unitary fee structure would provide shareholders with predictable, all-inclusive expenses, with no additional operating expenses beyond the unitary fee (subject to limited exceptions).

3. Tax Efficiency of ETF Structure. The Board considered that the ETF structure, with its in-kind creation and redemption mechanism, generally allows ETFs to manage their portfolios more tax-efficiently than mutual funds. ETFs typically do not recognize capital gains on in-kind redemptions, which may reduce or eliminate taxable capital gain distributions to shareholders over time.

4. Strategy Continuity. The Board noted that the Acquiring Fund will be managed using an investment objective identical to, and principal investment strategies substantially similar to, those of the Target Fund, with the same portfolio manager, Brandon Nelson. The Board considered that all existing portfolio holdings of the Target Fund will transfer to the Acquiring Fund at closing, and that shareholders will maintain continuity of investment strategy and portfolio management.

5. Product Differentiation. The Board considered the Adviser’s view that the Reorganization will enable the Adviser to better differentiate the Timpani SMID growth strategy from the Calamos Timpani Small Cap Growth Fund, which is managed by the same investment team. Both Funds currently reside in the Morningstar Small Growth category. The Adviser noted that, post-conversion, the Acquiring Fund’s application of a liquidity screen to new purchases is expected to gradually increase its weighted average market capitalization over time, which the Adviser anticipates will result in the Acquiring Fund eventually migrating to the Morningstar Mid Growth category, thereby expanding the potential investor base for the combined Timpani product suite.

6. Liquidity Screen and Arbitrage Mechanism. The Board considered that, post-conversion, the Adviser will apply a liquidity screen to new purchases in the Acquiring Fund’s portfolio, generally limiting new purchases of securities with market capitalizations below approximately $1.5 billion, in order to help maintain an effective arbitrage mechanism and a tight bid-ask spread on the Texas Stock Exchange (TXSE). The Board noted that the Adviser does not currently believe that the expected portfolio composition of the Acquiring Fund will result in concerns regarding the effectiveness of the arbitrage mechanism post-conversion. The Board further noted that all existing Target Fund holdings, including current microcap positions, will be transferred to the Acquiring Fund at closing.

7. Consideration of Alternatives. The Board considered the Adviser’s analysis of alternatives to the Reorganization, including: (i) continuing to operate the Target Fund in its current form without change; (ii) changing the Target Fund’s investment strategy; and (iii) liquidating the Target Fund. The Board agreed with the Adviser that, given the Target Fund’s meaningful shareholder base and existing AUM, the Reorganization provides shareholders with an opportunity to maintain continuity of investment strategy and management while benefiting from the structural advantages of the ETF format, at a lower expense ratio. The Board concluded that liquidation would not serve the interests of shareholders, and that changing the investment strategy was not warranted.

8. Costs of the Reorganization. The Board noted that Calamos Advisors LLC will bear 100% of the costs and expenses of the Reorganization, whether or not the Reorganization is consummated, including proxy solicitation costs, legal fees, and accounting fees. The Board also noted that no transaction costs (such as brokerage commissions) are expected to be incurred in connection with the Reorganization, as all Target Fund assets are expected to be transferred in-kind to the Acquiring Fund. Independent trustee counsel fees for the Target Fund will be borne by the Target Fund. The Board considered that, based on the tax analysis of the Target Fund as of October 31, 2025, the Reorganization is expected to result in minimal tax costs, if any, to shareholders.

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9. Tax Consequences. The Board considered that the Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and that the Target Fund and its shareholders are not expected to recognize gain or loss as a result of the Reorganization (except with respect to cash received in redemption of fractional shares and pre-closing distributions). The Board also considered that as of the date of the Board meeting, the Target Fund does not have a net unrealized built-in loss, further limiting expected tax costs to shareholders.

10. Accounting Survivor Analysis. The Board reviewed the Adviser’s analysis under SEC staff guidance (including the North American Security Trust no-action letter, August 5, 1994) regarding the designation of the accounting and legal survivor of the Reorganization. The Board noted that the Target Fund and the Acquiring Fund share the same investment adviser, distributor, custodian, auditors, and legal counsel; have identical investment objectives and substantially similar strategies; and that the Acquiring Fund will adopt all of the Target Fund’s portfolio holdings at closing. The Board determined that the Acquiring Fund should be treated as the legal and accounting survivor, and that the Acquiring Fund will adopt the financial statements, accounting records, and performance history of the Target Fund following the Reorganization.

11. No Dilution. The Board determined that the interests of existing shareholders of the Target Fund will not be diluted as a result of the Reorganization, as shareholders will receive Acquiring Fund shares with an aggregate NAV equal to the aggregate NAV of their Target Fund shares.

12. Shareholder Communications. The Board considered the Adviser’s plan to coordinate communications with all distribution partners promptly following the N-14 filing, in order to inform shareholders of the Reorganization and to assist shareholders who may need to establish brokerage accounts to hold ETF shares. The Board noted the Adviser’s awareness that certain intermediaries may not be able to hold ETF shares on their platforms, and the Adviser’s commitment to proactively address the needs of affected shareholders.

Conclusion

Based on the foregoing considerations, and such other factors as the Board deemed relevant, the Board, including all of the Independent Trustees, unanimously concluded that: (i) participation in the Reorganization is in the best interests of the Target Fund and its shareholders; (ii) the interests of existing Target Fund shareholders will not be diluted as a result of the Reorganization; and (iii) the Reorganization should be submitted to the shareholders of the Target Fund for approval.

The Board unanimously recommends that shareholders of the Target Fund vote FOR the Reorganization.

How will the Reorganization be carried out?

If shareholders of the Target Fund approve the Reorganization and all other conditions to closing set forth in the Plan are satisfied or waived, the following steps will occur on or about September 11, 2026:

Pre-Closing Steps:

1.            Share Class Consolidation. All outstanding share classes of the Target Fund (Class A, Class I, and Class R6) will be consolidated into Class I shares, so that each shareholder holds Class I shares with an aggregate value equal to the aggregate value of their shares held immediately prior to the consolidation less any cash redeemed for Target Shares that have a net asset value less than the net asset value per share of the Acquiring Fund (and are therefore deemed fractional shares and are redeemed by the Target Fund as part of the share class consolidation).

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2.            Pre-Closing Distribution. The Target Fund may declare and pay a distribution to shareholders consisting of all undistributed investment company taxable income, net tax-exempt income (if any), and capital gain estimated through the Closing Date, which will generally be taxable to shareholders in taxable accounts. This distribution will constitute less than 1% of the Target Fund’s net assets.

Closing Steps:

3.            Asset Transfer. All assets of the Target Fund will be transferred to the Acquiring Fund, and the Acquiring Fund will assume all liabilities of the Target Fund. Assets are expected to be transferred in-kind, without generating brokerage commissions or other transaction costs.

4.            Valuation. The value of the Target Fund’s assets will be computed as of immediately after the close of regular trading on the New York Stock Exchange on the business day preceding the Closing Date (the “Valuation Date”), using the Target Fund’s then-current valuation procedures.

5.            Issuance of Acquiring Fund Shares. The Acquiring Fund will issue shares having an aggregate NAV equal to the aggregate NAV of the Target Fund’s net assets transferred, as determined on the Valuation Date.

6.            Fractional Share Redemption. The NAV per share of Acquiring Fund shares issued to the Target Fund in connection with the reorganization will be determined by the Acquiring Fund in a manner consistent with the valuation procedures set forth in the then-current prospectus and the valuation procedures established by the Board. Any Target Fund shares owned by a Target Fund shareholder that, in aggregate, have a value less than the NAV per share of the Acquiring Fund will be deemed fractional shares and shall be redeemed by the Target Fund for cash as set forth in the Agreement and Plan of Reorganization.

7.            Distribution to Shareholders. The Acquiring Fund shares will be distributed pro rata to Target Fund shareholders by crediting Acquiring Fund shares to open accounts on the Acquiring Fund’s share records in the names of the Target Fund shareholders. The aggregate NAV of Acquiring Fund shares received by each shareholder will equal the aggregate NAV of Target Fund shares held on the Valuation Date (following fractional share redemptions).

8.            Liquidation and Dissolution. Following distribution of the Acquiring Fund shares, the Target Fund will be completely liquidated and dissolved.

The Acquiring Fund will not issue certificated shares. Ownership of Acquiring Fund shares will be reflected on the books of the Acquiring Fund maintained by its transfer agent.

Shareholders Without Eligible Brokerage Accounts. Importantly, in order to receive shares of the ETF as part of the reorganization, Target Fund shareholders must hold their shares of the Target Fund through a brokerage account that can accept shares of the ETF. If Target Fund shareholders do not hold their shares of the Target Fund through that type of brokerage account, the ETF shares the shareholder receives as part of the reorganization will be held by a transfer agent of the ETF as agent for, and for the account and benefit of, the shareholder pending delivery of information with respect to accounts that are permitted to hold ETF shares for a term of approximately twelve months. If the shareholder has not established an appropriate account to hold the ETF shares and informed the transfer agent of the ETF of the new account by that date, the shares will be liquidated and the proceeds sent to the shareholder. Such liquidation would generally be a taxable event for shareholders holding shares in taxable accounts, and shareholders would generally recognize gain or loss equal to the difference between the liquidation proceeds received and the shareholder’s adjusted tax basis in the liquidated shares. Any such gain or loss generally would be capital gain or loss if the shares were held as capital assets. For shareholders that do not currently hold their shares of the Target Fund through a brokerage account that can hold shares of the ETF, information will be provided regarding additional actions that those shareholders must take in order to receive shares of the ETF as part of the reorganization.

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Fund Direct IRA Shareholders.

Who will pay the expenses of the Reorganization?

Calamos Advisors will bear 100% of the expenses of the Reorganization, whether or not the Reorganization is consummated. These costs include costs associated with the solicitation of proxies, the preparation, filing, printing and mailing of this Prospectus/Proxy Statement and any supplements, legal fees (including fees of tax counsel and counsel to the independent trustees of the ETF Trust), and accounting fees. Independent trustee counsel fees for the Trust will be borne by the Target Fund. No transaction costs (such as brokerage commissions) are expected to be incurred in connection with the Reorganization, as all Target Fund assets are expected to be transferred in-kind to the Acquiring Fund.

Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if payment by another party would result in a failure by either Fund to qualify as a regulated investment company under the Code or would prevent the Reorganization from qualifying as a reorganization under Section 368(a)(1)(F) of the Code.

What are the capitalizations of the Funds and what might the Acquiring Fund’s capitalization be after the Reorganization?

The following table sets forth the capitalization of the Target Fund and the Acquiring Fund as of April 30, 2026, and the pro forma capitalization of the Acquiring Fund following the Reorganization, as if the Reorganization had taken place on that date.

Pro Forma Capitalization

	SMID Growth		SMID Growth ETF
	Class A	Adjustments (1)	(Pro Forma)
Net Assets ($000)	756	(756)	N/A
NAV per share	20.48	(20.48)	N/A
Shares Outstanding (000s)	37	(37)	N/A

	SMID Growth		SMID Growth ETF
	Class I	Adjustments (1)	(Pro Forma)
Net Assets ($000)	45,716	1,701	47,417
NAV per share	20.85	4.15	$25.00
Shares Outstanding (000s)	2,192	(295)	1,897

	SMID Growth		SMID Growth ETF
	Class R6	Adjustments (1)	(Pro Forma)
Net Assets ($000)	945	(945)	N/A
NAV per share	20.85	(20.85)	N/A
Shares Outstanding (000s)	45	(45)	N/A

1. Adjustments reflect the conversion of Class A and Class R6 shares into Class I shares prior to the Reorganization. With respect to Class I shares, the adjustment to the number of shares outstanding is also attributable to the Acquiring ETF’s initial net asset value per share, which is expected to be $25.00.

U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION

The following is a general summary of the material U.S. federal income tax consequences of the Reorganization. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Regulations, judicial decisions, and administrative rulings and pronouncements of the Internal Revenue Service (the “IRS”), all of which are subject to change, possibly with retroactive effect. This summary does not address state, local, or non-U.S. tax consequences. Shareholders should consult their own tax advisors regarding the specific tax consequences of the Reorganization in light of their individual circumstances, including applicable state, local, and non-U.S. tax laws.

Tax-Free Reorganization

The Reorganization is intended to qualify as a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code (a mere change in form). As a condition to the closing of the Reorganization, the Trust and the ETF Trust will receive an opinion of Ropes & Gray LLP, counsel to the Acquiring Fund, dated as of the Closing Date, substantially to the effect that, based upon certain facts, qualifications, representations, certifications, and assumptions:

●       The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

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●       No gain or loss will be recognized by the Target Fund upon the transfer of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Target Fund’s liabilities, or upon the distribution of Acquiring Fund shares to Target Fund shareholders;

●       No gain or loss will be recognized by the Acquiring Fund upon receipt of the Target Fund’s assets;

●       No gain or loss will be recognized by Target Fund shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares (except with respect to cash received in redemption of fractional shares);

●       The aggregate tax basis of Acquiring Fund shares received by each Target Fund shareholder will equal the aggregate tax basis of the Target Fund shares surrendered;

●       Each Target Fund shareholder’s holding period for Acquiring Fund shares received will include the holding period for the Target Fund shares surrendered, provided such shares were held as capital assets;

●       The tax basis of each asset transferred from the Target Fund to the Acquiring Fund will be the same in the hands of the Acquiring Fund as it was in the hands of the Target Fund immediately prior to the transfer;

●       The holding period in the hands of the Acquiring Fund of each asset transferred from the Target Fund to the Acquiring Fund will include the Target Fund’s holding period for such asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset); and

●       The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations of Sections 381, 382, 383, and 384 of the Code.

The tax opinion will not be a guarantee that the tax consequences of the Reorganization will be as described above, and there is no assurance that the IRS or a court will agree with the opinion. The opinion will be based on the Plan, qualifications, representations, officer certifications, customary assumptions, and the existing provisions of the Code, Treasury Regulations promulgated thereunder, current administrative rules, and court decisions. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, the Target Fund could recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Target Fund could recognize a taxable gain or loss equal to the difference between the shareholder’s tax basis in Target Fund shares and the fair market value of the Acquiring Fund shares received.

Consequences to Shareholders

Fractional Share Redemptions. The NAV per share of Acquiring Fund shares issued to the Target Fund in connection with the Reorganization will be determined by the Acquiring Fund in a manner consistent with the valuation procedures set forth in the then-current prospectus and the valuation procedures established by the Board. Any Target Fund shares owned by a Target Fund shareholder that, in aggregate, have a value less than the NAV per share of the Acquiring Fund will be deemed fractional shares and shall be redeemed by the Target Fund for cash as set forth in the Agreement and Plan of Reorganization. Upon the closing of the Reorganization, each shareholder of the Target Fund will receive shares of the Acquiring Fund having the same aggregate net asset value (“NAV”) as the shares of the Target Fund they held immediately prior to the Reorganization, less the amount of cash, if any, received for Fund shares that in the aggregate have a value less than the NAV per share of the Acquiring Fund (as described above), and become a shareholder of the Acquiring Fund. Shareholders receiving cash in redemption of fractional shares generally will recognize taxable gain or loss equal to the difference between the amount of cash received and the shareholder’s tax basis in the fractional shares redeemed. Such gain or loss will be capital gain or loss if the shares were held as capital assets.

Pre-Closing Distribution. Prior to the closing of the Reorganization, the Target Fund may declare and pay a distribution to its shareholders of all estimated undistributed investment company taxable income, net tax-exempt income (if any), and net capital gain through the Closing Date. Such distributions will generally be taxable to shareholders holding shares in taxable accounts and may include amounts taxable as ordinary income or as long-term capital gains.

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Carryover of Tax Attributes. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. The Reorganization is not expected to independently result in limitations on the Acquiring Fund’s ability to use any capital loss carryforwards of the Target Fund. However, the capital loss carryforwards may subsequently become subject to an annual limitation as a result of sales of Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization. As of October 31, 2025, the Target Fund does not have a net unrealized built-in loss. Shareholders should consult their own tax advisors regarding the specific federal, state, local, and non-U.S. tax consequences of the Reorganization, including the tax treatment of distributions received prior to the Reorganization and the tax consequences of any fractional share redemptions.

INFORMATION ABOUT THE FUNDS

The Target Fund

The Calamos Timpani SMID Growth Fund is a diversified, open-end management investment company (mutual fund) organized as a series of Calamos Investment Trust, a Massachusetts business trust. The Target Fund commenced operations on July 31, 2019. The Target Fund’s investment objective is capital appreciation. The Adviser manages the Target Fund’s portfolio under the supervision of the Board of Trustees of the Trust.

As of October 31, 2025, the Target Fund had approximately $37 million in total net assets.

The Acquiring Fund

The Calamos Timpani Active SMID Growth ETF is a newly organized series of Calamos ETF Trust, a Delaware statutory trust (Securities Act File No. 333-191151; Investment Company Act File No. 811-22887), organized on June 17, 2013. The Acquiring Fund was created specifically in connection with the Reorganization and has not yet commenced investment operations. Prior to the Closing, the Acquiring Fund has no assets (other than de minimis seed capital) or liabilities. The Acquiring Fund will commence operations on the Closing Date, at which time it will adopt the accounting and performance history of the Target Fund.

The Acquiring Fund is a fully transparent ETF that will operate in reliance on Rule 6c-11 under the 1940 Act. The Acquiring Fund’s shares will be listed on the Texas Stock Exchange (TXSE) under the ticker symbol [To Come].

Further Information About the Funds

Further information about the Target Fund and the Acquiring Fund is available in the following documents, which are incorporated herein by reference or available as described below:

●       Target Fund Prospectus — incorporated herein by reference (https://pex.broadridge.com/summary.asp?doctype=pros&cid=calamos&fid=128119880)

●       Target Fund SAI — incorporated herein by reference (https://pex.broadridge.com/summary.asp?doctype=sai&cid=calamos&fid=128119880)

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●       Target Fund Form N-CSR (fiscal year ended October 31, 2025) — incorporated herein by reference

●       Target Fund Form N-CSR/S (semi-annual period ended April 30, 2026) — incorporated herein by reference [to be updated]

●       Acquiring Fund SAI — constitutes Part B of this Registration Statement (see attached)

Copies of these documents may be obtained without charge by calling (800) 582-6959 or by visiting www.calamos.com, or on the SEC’s EDGAR database at https://www.sec.gov.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

Approval of the Reorganization by the Target Fund requires the affirmative vote of a “majority of the outstanding voting securities” of the Target Fund, as defined in the 1940 Act. That standard is met by the lesser of: (a) 67% or more of the shares of the Target Fund present at the Meeting (in person or by proxy), if holders of more than 50% of the outstanding shares are present or represented; or (b) more than 50% of the outstanding shares of the Target Fund.

How do I ensure my vote is accurately recorded?

You may vote in any of the following ways:

●       By mail: Complete, sign, date, and return the enclosed proxy card in the postage-paid envelope provided;

●       By telephone: Call the number on your proxy card and follow the instructions; or

●       By Internet: Visit the website on your proxy card and follow the instructions.

●       In person: Attend the Meeting and vote directly.

Please follow the instructions on the enclosed proxy card. If you have questions, please call Calamos Advisors 866.363.9219.

May I revoke my proxy?

Yes. You may revoke your proxy at any time before it is voted at the Meeting by: (i) delivering a written notice of revocation to the Secretary of the Trust; (ii) delivering a duly executed proxy bearing a later date; or (iii) attending and voting in person at the Meeting.

What other matters will be voted upon at the Meeting?

The Board does not currently intend to present, and is not aware of, any other matters to be presented at the Meeting. If any other matters are properly brought before the Meeting, the proxy holders will vote the shares represented by proxies in accordance with their judgment.

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Who is entitled to vote?

Shareholders of record of the Target Fund at the close of business on June 26, 2026 (the “Record Date”) are entitled to notice of, and to vote at, the Meeting. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate vote. As of the Record Date, the following shares of the Target Fund were outstanding:

Share Class	Shares Outstanding
Class A	[To Come]

Class I	[To Come]

Class R6	[To Come]

Total	[To Come]

How will proxies be solicited?

The Board is soliciting proxies on behalf of the Target Fund. Proxies will be solicited primarily by mail. Proxies may also be solicited by telephone, internet, or in person by the Adviser, the Trust’s officers, or by [PROXY SOLICITOR NAME], the Trust’s proxy solicitor, which has been retained to assist in solicitation at a cost to be borne by Calamos Advisors LLC. [Proxy solicitor contact information: [___________].]

How do I sign a proxy card?

Individual accounts: Sign your name exactly as it appears on the account.

Joint accounts: Either owner may sign, but the name of the person signing should conform exactly to a name shown on the account.

All other accounts: The person signing must indicate the capacity in which the person is signing. For example, a trustee for a trust should sign as “Jane Doe, Trustee.”

Are there dissenters’ rights?

Shareholders of the Target Fund are not entitled to dissenters’ rights or appraisal rights under the Governing Documents of the Trust or applicable Massachusetts law in connection with the Reorganization.

PRINCIPAL HOLDERS OF SHARES

As of the Record Date, to the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of any class of the Target Fund:

[TO COME]

As of the Record Date, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Target Fund. [To be updated.]

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SHAREHOLDER PROPOSALS

The Trust is not required to hold annual shareholders’ meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust, 2020 Calamos Court, Naperville, Illinois 60563. Proposals must be received within a reasonable time before the Trust begins to print and mail its proxy materials. The timely submission of a proposal does not guarantee its inclusion.

ADJOURNMENT

In the event that sufficient votes in favor of the Reorganization have not been received at the time of the Meeting, the chairman of the Meeting or the holders of a majority of the shares of the Target Fund present at the Meeting (in person or by proxy) may adjourn the Meeting with respect to the Target Fund to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares represented at the Meeting. The persons named as proxies will vote proxies in their discretion on matters relating to adjournment.

Distribution of Shares

Calamos Financial Services LLC (“CFS”), an affiliate of the Adviser, serves as the national distributor of the Funds’ shares. CFS distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. SMID Growth is authorized to issue three share classes (Class A, Class I and Class R6) and SMID Growth ETF is authorized to issue one share class. Each class of shares for the Target Fund has a separate distribution arrangement and bears its own distribution expenses, if any.

Shareholders of SMID Growth owning Class A and Class R6 shares will have their shares consolidated into Class I Shares of SMID Growth prior to the closing of the proposed reorganization. The class consolidation is expected to take place on or about [ ]. At closing, shareholders of SMID Growth will receive shares of SMID Growth ETF.

Share Characteristics -- with respect to the SMID Growth Fund –

Class A shares may pay a sales charge at the time of purchase of up to 4.75% of the offering price. Class A shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares. If a shareholder invests at least $1,000,000 in Class A shares of all Funds within the Calamos Family of Funds without a sales charge, that shareholder may incur a contingent deferred sales charge of 1.00% if sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.

Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.

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Class R6 Shares are available for use by employer-sponsored retirement and benefit plans, held either at the plan level or through omnibus accounts that generally process no more than one net redemption and one net purchase transaction each day. Eligible employer-sponsored retirement and benefit plans include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans and other specified benefit plans and accounts whereby the plan or the plan’s broker, dealer or other financial intermediary (“financial intermediary”) has an agreement with the Fund’s Distributor or the Adviser to utilize Class R6 shares in certain investment products or programs (“specified benefit plans”). Additionally, at the Funds’ sole discretion, Class R6 shares may be available to banks, trust institutions or trust companies (“banks and trust companies”) investing on behalf of their customers through omnibus accounts identifiable on the books of the Funds’ transfer agent as belonging to such bank or trust company. Class R6 shares are not available to retail or institutional investors that are not specified benefit plans (or certain banks and trust companies). The offering price for Class R6 shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class R6 shares. There is no minimum initial investment nor minimum subsequent investment requirement for Class R6 shares.

Share Characteristics -- with respect to the SMID Growth ETF

SMID Growth ETF will issue (or redeem) fund shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual SMID Growth ETF shares may only be purchased and sold on the Texas Stock Exchange (TXSE) exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because the shares trade at market prices rather than at NAV, the shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling SMID Growth ETF shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase the shares (bid) and the lowest price a seller is willing to accept for the shares (ask) (the “bid-ask spread”).

The Acquiring Fund will issue and sell Fund Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to the Acquiring Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Acquiring Fund, an entity must be (i) a “Participating Party” (i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

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Book Entry Only System

The Depository Trust Company (“DTC”) acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares of the Acquiring Fund is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Acquiring Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Acquiring Fund, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Acquiring Fund. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Acquiring Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares of the Acquiring Fund held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The ETF Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares of the Acquiring Fund, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to shares of the Acquiring Fund at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the ETF Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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The ETF Trust is required to disclose on a quarterly basis the complete schedule of the Acquiring Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the ETF Trust is available on the SEC’s website at https://www.sec.gov. The Acquiring Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling (866) 363-9219 or by writing to Calamos ETF Trust, 2020 Calamos Court, Naperville, IL 60563.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Acquiring Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Acquiring Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units created in the transaction. The Acquiring Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Acquiring Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Acquiring Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Acquiring Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Acquiring Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Acquiring Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Acquiring Fund Securities from the ETF Trust to their account or on their order.

In connection with the Reorganization, no sales charges are imposed. A more detailed description of the shares and the distribution arrangements applicable to the SMID Growth ETF shares are contained in the Prospectuses and Statement of Additional Information relating to SMID Growth ETF.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “COMPARISON OF OTHER KEY FEATURES OF THE FUNDS” of this document. The SMID Growth Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the NYSE is open for trading. Shares of the SMID Growth ETF may only be purchased and sold on the Texas Stock Exchange (TXSE) exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. SMID Growth Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund’s net asset value is determined, is contained in the Funds’ Prospectuses. All investments are invested in full and fractional shares. The SMID Growth Fund reserves the right to reject any purchase order.

Exchange Privileges

The SMID Growth Fund currently offers shareholders exchange privileges. Shareholders of the SMID Growth Fund may exchange their shares for shares of a corresponding class of shares of other Funds in the Calamos Family of Funds.

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On exchanges with corresponding classes of shares that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply. Additional information concerning the SMID Growth Fund exchange privileges is contained in the SMID Growth Fund’s Prospectus.

There are no similar exchange privileges with respect to the SMID Growth ETF.

Dividend Policy

Each Fund distributes, or intends to distribute, investment company taxable income, if any, annually. Each Fund also distributes, or intends to distribute, net capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

The Target Fund has qualified, and each Fund intends to qualify or continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a fund must distribute 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, and diversify its holdings as required by the Code. While so qualified, so long as a Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a fund will not be required to pay any U.S. federal income taxes on the amounts distributed to its shareholders.

Frequent Trading – Target Fund

The Target Fund’s policy is against frequent purchases and redemptions of the Target Fund’s shares that are disruptive to the Target Fund’s portfolio. The Fund attempts to detect and deter excessive trading through the following methods:

●  imposing restrictions on trading or exchange privileges of investors the Target Fund believes are engaging in short-term or excessive trading

●  utilizing fair valuation of securities, and

●  monitoring trades.

Although the Target Fund will take steps to detect and deter abusive trading pursuant to the policies and procedures approved by the board of trustees, there are no assurances that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Target Fund may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries.

Certain types of transactions will be exempt from the excessive trading policies and procedures. These exempt transactions are certain non-participant directed transactions in retirement plans, and purchases and redemptions by Calamos funds of funds.

The Target Fund’s policies and procedures regarding excessive trading may be modified by the Target Fund’s Board at any time.

Frequent Trading – Acquiring Fund

Due to the costs of buying or selling Acquiring Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Acquiring Fund Shares may significantly reduce investment results.

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Comparative Information on Shareholders’ Rights

Form of Organization

A. SMID Growth

The SMID Growth Fund is organized as a separate series of the Calamos Investment Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Massachusetts business trust. The Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Massachusetts law, as applicable, and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of SMID Growth Fund and 18 other mutual funds of various asset classes.

B. SMID Growth ETF

The SMID Growth ETF is organized as a separate series of the Calamos ETF Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. The Trust is governed by its Declaration of Trust (as defined below) and By-laws, Board of Trustees, Delaware law, as applicable, and federal law. The Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust currently consist of SMID Growth ETF and 45 other exchange traded funds of various asset classes.

Capitalization

A. SMID Growth

The beneficial interests in the Calamos Investment Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Fourth Amended and Restated Agreement and Declaration of Trust (with respect to SMID Growth, the “Declaration of Trust”) of the Trust dated May 15, 2012 permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of each of SMID Growth are offered in three classes (Class A, Class I and Class R6). Shares of the classes of SMID Growth represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of the Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of the Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions that affect only their particular Fund. Shareholders of the Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans that affect only their particular class.

B. SMID Growth ETF

The beneficial interests in the Calamos ETF Trust (as used in this Section, the “Trust”) are represented by an unlimited number of transferable shares of beneficial interest, no par value, of one or more series. The Second Amended and Restated Agreement and Declaration of Trust (with respect to SMID Growth ETF, the “Declaration of Trust” and capitalized terms used in this Section with respect to the Trust as used as defined in the Declaration of Trust) of the Trust dated January 10, 2023 permits the Trustees to divide beneficial interests into shares of one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares of SMID Growth ETF may be issued.

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Shares of SMID Growth ETF represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights. Shareholders of the Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of the Fund vote separately, by Series, as to matters, such as changes in fundamental investment restrictions, that affect only their particular The Trustees in their sole discretion may, from time to time, without the vote of the Shareholders, determine to issue Shares of any Series or Class only in lots of such aggregate number of Shares as shall be determined at any time by the Trustees in their sole discretion (each such aggregation, a “Creation Unit”) and, in connection with the issuance of Creation Units, to charge such transaction fees or such other fees as the Trustees in their sole discretion shall determine, and the Trustees in their sole discretion may, from time to time, without the vote of the Shareholders, alter the number of Shares constituting a Creation Unit or the fees associated with a Creation Unit.

Shareholder Liability

A. SMID Growth

As a Massachusetts business trust, the Trust’s operations are governed by the Declaration of Trust. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of the Commonwealth of Massachusetts. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Declaration of Trust, as amended. Generally, Massachusetts business trust shareholders are not personally liable for obligations of the Massachusetts business trust under Massachusetts law. The Declaration of Trust expressly provides that the Trust has been organized under the Massachusetts Act and that the Declaration of Trust is to be governed by Massachusetts law. It is nevertheless possible that a Massachusetts business trust, such as the Trust, might become a party to an action in another state whose courts refused to apply Massachusetts law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees, (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of the Trust or any series of the Trust and (iii) provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Massachusetts law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Trust itself would be unable to meet its obligations. In the light of Massachusetts law, the nature of the Trust’s business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

B. SMID Growth ETF

As a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code entitled “Treatment of Delaware Statutory Trusts” (the “Delaware Act”), the Trust’s operations are governed by the Declaration of Trust and its By-laws. A copy of the Trust’s Certificate of Trust, as amended, is on file with the Office of the Secretary of the State of Delaware. Upon the initial purchase of shares, the shareholder agrees to be bound by the Trust’s Declaration of Trust and By-laws, as amended from time to time. Under the Delaware Act, the beneficial owners of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of the State of Delaware. The Declaration of Trust expressly provides that the Trust has been organized under the Delaware Code and that the Declaration of Trust is to be governed by the Delaware Act and the applicable laws of the State of Delaware. It is nevertheless possible that a Delaware statutory trust, such as the Trust, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability. To guard against this risk, the Declaration of Trust sets forth that: (1) No Shareholder shall be personally liable for the Liabilities incurred by, contracted for or otherwise existing with respect to the Trust or any Series or Class thereof; (2) Neither the Trust nor the Trustees, nor any officer, employee, or agent of the Trust shall have any power to bind any Shareholder personally or to demand payment from any Shareholder for anything, other than as agreed by the Shareholder; (3) Shareholders shall have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware; and (4) any note, bond, contract or other written obligation of the Trust or any Series may contain a statement to the effect that such obligation may be enforced only against the assets of the Trust or Assets belonging to one or more Series; however, the omission of such statement shall not operate to bind, or create personal liability for, any Shareholder or Trustee.

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Given the foregoing, the risk of personal liability to a Fund shareholder is remote. Further, under the Declaration of Trust, if any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.

Shareholder Meetings and Voting Rights

A. SMID Growth

The Trust, on behalf of each Fund, is not required to and does not hold annual meetings to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust. The Board is required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. There shall be no cumulative voting in the election of Trustees. Trustees are elected by plurality vote at a meeting at which quorum is present. As determined by the Trustees, shareholders are entitled to one vote for each whole or fractional share outstanding in such shareholder’s name on the books of the Trust irrespective of the series thereof or class thereof.

Except when a larger quorum is required by applicable law or the applicable governing documents, a majority of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and also on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or class is required. The Board will call a meeting of shareholders of a Fund when at least 10% of the outstanding shares of that Fund so request in writing. If the Board fails to call a meeting after being so notified, the shareholders holding at least 10% of the shares then outstanding may call the meeting. The Board will assist the shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

B. SMID Growth ETF

Under the Declaration of Trust, the Shareholders have power to vote only with respect to (a) the election of Trustees as provided therein, (b) the removal of Trustees as provided therein (c) any investment advisory or management contract as provided therein, and (d) such additional matters relating to the Trust to the extent required by law, the Declaration of Trust or the By-laws or any registration statement of the Trust with the Commission or any state, or as the Trustees may consider desirable.

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On any matters submitted to a vote of the Shareholders, all Shares of the Trust then entitled to vote shall be voted separately by individual Series, except: (a) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series; (b) when the Trustees have determined that the matter affects only the interests of one or more Classes, then only the Shareholders of the affected Class(es) shall be entitled to vote thereof; and (c) when the Trustees have determined that the matter affects the interests of more than one Series, then the Shareholders of all such affected Series shall be entitled to vote thereon.

Under the Declaration of Trust, a Shareholder of each Series or Class thereof is entitled to one vote for each Share of such Series or Class thereof on any matter on which such Shareholder is entitled to vote. There is no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-laws, which may provide that proxies may be given in writing or by any electronic or telecommunications device or in any other manner described in the By-laws or in a resolution of the Trustees. Notwithstanding anything else in the Declaration of Trust or in the By-laws, in the event a proposal by anyone other than the officers or Trustees of the Trust is submitted to a vote of the Shareholders of one or more Series or Classes or of the Trust, or in the event of any proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees of the Trust, Shares may be voted only in person or by written proxy.

The Declaration of Trust provides that, except when a larger quorum is required by law, the Declaration of Trust or the By-laws, a quorum for the transaction of business at a Shareholders’ meeting with respect to a Series or Class, or with respect to the Trust, as applicable, shall be, respectively, with respect to any Series or Class(es) that is or are listed on an Exchange one-third of the Outstanding Shares of such Series or Class(es) and with respect to any Series or Class(es) that is or are not listed on an Exchange one-tenth of the Outstanding Shares of such Series or Class(es), or one-third of the Outstanding Shares of the Trust, entitled to vote in person or by proxy. The Declaration of Trust provides that, except when a larger vote is required by law, the Declaration of Trust or the By-laws, a majority of the Outstanding Shares voted in person or by proxy shall decide any matters to be voted upon with respect to the entire Trust and a plurality of such Outstanding Shares shall elect a Trustee; provided, that if the Declaration of Trust or applicable law permits or requires that Shares be voted on any matter by individual Series or Classes, then a majority of the Outstanding Shares of that Series or Class (or, if required by law, a Majority Shareholder Vote of that Series or Class) voted in person or by proxy on the matter shall decide that matter insofar as that Series or Class is concerned. Shareholders may act as to the Trust or any Series or Class by written consent as provided in the By-laws.

Liquidation

A. SMID Growth

In the event of the liquidation of the Trust, the Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities of the Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

B. SMID Growth ETF

In the event of the termination of the Trust as provided for in the Declaration of Trust in instances where the assets of the Trust or any series or class were sold or otherwise converted into money, upon making reasonable provision for the payment of all known Liabilities of the Trust or any affected Series by such assumption or otherwise, the Trustees shall distribute the remaining proceeds or assets (as the case may be) ratably among the Shareholders of the Trust or any affected Series; however, the payment to any particular Class of such Series may be reduced by any fees, expenses or charges allocated to that Class. Upon completion of the distribution of the remaining proceeds or assets pursuant to a selling or converting to money the assets of the Trust or Series thereof, the Trust or affected Series shall terminate and the Trustees and the Trust and/or such Series shall be discharged of any and all further liabilities and duties under the Declaration of Trust with respect thereto and the right, title and interest of all parties therein shall be canceled and discharged. Following completion of winding up of the Trust’s business and affairs, the Trustees shall cause a certificate of cancellation of the Trust’s certificate of trust to be filed in accordance with the Delaware Act, which certificate of cancellation may be signed by any one Trustee and the Trust shall thereby terminate.

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Liability and Indemnification of Trustees

A. SMID Growth

The Declaration of Trust further provides that the Trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

B. SMID Growth ETF

The Declaration of Trust provides that the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in the Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust provides for indemnification of Trustees, officers, employees and agents of the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof; provided that, to the extent provided in the 1940 Act, no indemnification shall be provided (i) if such person shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, if there has been a determination that such person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The foregoing is only a summary of certain characteristics of the operations of, in the case of SMID Growth, the Declaration of Trust and By-Laws of the Trust, and Massachusetts and federal law, as applicable, and, in the case of the SMID Growth ETF, the Declaration of Trust and By-laws of the ETF Trust, and Delaware and federal law, as applicable, and neither summary is a complete description of those documents or law. Shareholders should refer to, in the case of SMID Growth, the provisions of such Declaration of Trust, By-Laws and Massachusetts and federal law, as applicable, and in the case of SMID Growth ETF, the provisions of the Declaration of Trust, By-laws and Delaware and federal law, as applicable, directly for more complete information.

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Information Concerning the Meeting and Voting Requirements

This Prospectus/Proxy Statement is being sent to shareholders of the Target Fund in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held on August 24, 2026 at 4 p.m., Central time, at the offices of Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563 and at any adjournment(s) thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about July 9, 2026.

The Board has fixed the close of business on June 26, 2026 as the record date (the “Record Date”) for determining the shareholders of the Target Fund entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend in person. Guidelines on voting by mail, by telephone, through the Internet or in person at the Meeting appear on the enclosed proxy card.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

A majority of the outstanding voting shares of the Target Fund must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.

The inspectors of election will treat abstentions and “broker non-votes” (i.e., shares held by brokers or nominees, typically in “street name”, as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the NYSE, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes have the effect of shares voted against the Plan.

In addition to the proxy solicitation by mail, representatives of the Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. [ ] has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Adviser. The anticipated cost of this proxy solicitation is approximately $13,000, plus expenses.

If shareholders of the Target Fund do not vote to approve the Plan, the Trustees of the Trust will consider other possible courses of action in the best interests of the Target Fund and its shareholders, including liquidation. If sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the

38

Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of the Target Fund who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Massachusetts law or the Declaration of Trust of the Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes. In addition, if the Reorganization is consummated, shareholders must sell their shares in the market as only Authorized Participants can redeem the shares of ETFs. Shares of the Target Fund may be redeemed at any time prior to the Reorganization. Shareholders of the Target Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

The votes of the shareholders of SMID Growth ETF are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of the Target Fund at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the Target Fund owned as of the Record Date. As of the Record Date, the total number of shares of the Target Fund outstanding was as follows:

SMID Growth	Number of Shares
Class A	[●]
Class I	[●]
Class R6	[●]
Total	[●]

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of SMID Growth.

As of the Record Date, the officers and Trustees of the Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of SMID Growth ETF.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of each Fund were as follows:

SMID Growth

Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
[●]	[●]	[●]	[●]	[●]
[●]	[●]	[●]	[●]	[●]

SMID Growth ETF

The SMID Growth ETF is a new fund and as such as of the Record Date has no shareholders save for an initial seed money shareholder.

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Financial Statements

The Form N-CSR filing of the Trust relating to SMID Growth Fund, for the year ended October 31, 2025, including the financial statements and financial highlights for the periods indicated therein which have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report on such financial statements is contained in the Fund’s October 31, 2025 Annual Report, has been incorporated by reference herein and in the Registration Statement.

Other Business

The Trustees of the Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE BOARD RECOMMENDS APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

40

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this day of [ ], 2026 by and among: (i) Calamos Investment Trust (the “Target Entity”), on behalf of its series listed under the heading “Target Fund” on Schedule A attached hereto (the “Target Fund”); and (ii) Calamos ETF Trust (the “Acquiring Entity”), on behalf of its series listed under the heading “Acquiring Fund” on Schedule A (the “Acquiring Fund”). Calamos Advisors LLC (“Calamos”) joins this Agreement solely for purposes of Section 9.2.

WHEREAS, the parties hereto intend for the Acquiring Fund and the Target Fund, as shown on Schedule A, to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets (as such term is defined in Section 1.1(b)) of the Target Fund in exchange for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired and the assumption of the Liabilities (as such term is defined in Section 1.1(c)), and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the Target Fund, in connection with the complete liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (each such transaction, a “Reorganization”). Following its liquidation, the Target Fund will be dissolved. The Acquiring Fund is, and will be immediately prior to Closing (as defined in Section 3.1), a shell series, without assets (other than de minimis seed capital, which shall be paid out in redemption of the Initial Shares (as defined in Section 4.2(q)) prior to the Reorganization, pursuant to Section 4.2(q)) or liabilities, created for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund;

WHEREAS, each of the Target Entity and the Acquiring Entity is an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (“Code”) and as a plan of recapitalization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (as defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to the Reorganization:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund for distribution to the shareholders of the Target Fund the number of Acquiring Fund shares, all as determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all property, goodwill, and assets of every description and all interests, rights, privileges and powers of the Target Fund as of the Closing Time (collectively, the “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever (except for liens or encumbrances that do not materially detract from the value or use of the Target Fund’s Assets), and there shall be no restrictions on the full transfer thereof (except for those imposed by the federal or state securities laws).

(c) The Acquiring Fund shall assume and pay when due all obligations and liabilities of the Target Fund, existing on or after the Closing Date, whether absolute, accrued, contingent or otherwise (collectively, the “Liabilities”), and such Liabilities shall become the obligations and liabilities of the Acquiring Fund. The Target Fund will use its reasonable best efforts to discharge all known Liabilities prior to or at the Valuation Date (as defined in Section 2.1(a)) to the extent permissible and consistent with its own investment objectives and policies. The Assets minus the Liabilities of the Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1.1(a), on a pro rata basis, and, without further notice, the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1(a)) and applicable law, and the Target Fund will, as promptly as practicable, completely liquidate and dissolve, as permitted by its Governing Documents and applicable law. Such distribution to Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund’s shares owned by Target Fund Shareholders on the Valuation Date (following the redemption of any fractional shares pursuant to Section 5.1(p)). For Target Fund Shareholders that hold Target Fund shares through accounts that are not permitted to hold the Acquiring Fund’s shares, the Acquiring Fund shares will be held by a transfer agent of the Acquiring Fund as agent for, and for the account and benefit of, such Target Fund Shareholders pending delivery of information with respect to accounts that are permitted to hold the Acquiring Fund shares or, if any Target Fund Shareholder does not deliver information with respect to an account that is permitted to hold the Acquiring Fund shares within one year of the Closing Date, such Acquiring Fund shares will be liquidated and the cash proceeds will be distributed to such Target Fund Shareholder. [Immediately prior to the Reorganization, for Target Fund Shareholders that hold Target Fund shares through a fund direct individual retirement account, such Target Fund shares will be exchanged for ______ shares of the ________________________ equal in value to the aggregate net asset value of such Target Fund shares held by such Target Fund Shareholders, unless such Target Fund Shareholder provides alternative direction prior to the Reorganization.] The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(f) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(g) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1. With respect to the Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”) less the value of any cash or other assets used to redeem fractional shares pursuant to Section 5.1(p), which shall reflect the declaration of any dividends, on the business day preceding the Closing Date, or at such time on such earlier or later date as may be mutually agreed upon by the parties hereto (the “Valuation Date”), using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Valuation Date, the Target Fund shall record the value of the Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of its Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Valuation Date, or as soon as practicable thereafter.

(b) The net asset value per share of the Acquiring Fund’s shares issued to the Target Fund in connection with the Reorganization shall be determined by the Acquiring Fund in a manner that is consistent with the valuation procedures set forth in the then-current prospectus for the Acquiring Fund and the valuation procedures established by the Acquiring Entity’s board of trustees.

(c) The number of the Acquiring Fund’s shares issued in exchange for the Target Fund’s Net Assets shall be determined by dividing the value of the Target Fund’s Net Assets, determined using the same valuation procedures referred to in Section 2.1(a), by the net asset value per share of the Acquiring Fund, determined in accordance with Section 2.1(b). For the avoidance of doubt, the Acquiring Fund shall not issue fractional shares. The Acquiring Fund’s shares delivered to the Target Fund shareholder will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. The Reorganization shall close on [      ], 2026, or such other date as the authorized officers of the parties may agree (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the Target Fund’s net asset value on the Closing Date of the Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree. In respect of the Reorganization, the Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least five (5) business days prior to the Closing Date.

3.2. With respect to the Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be transferred and delivered by the Target Fund as of the Closing Time to the Acquiring Fund’s custodian for the account of such Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Entity shall direct the Target Fund’s custodian (the “Target Custodian”) to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to said undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of such Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(c) At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(d) In the event that on the Valuation Date or the Closing Date of the Reorganization: (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Valuation Date and the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable for the Target Fund, represents and warrants to the Acquiring Entity and the Acquiring Fund as follows:

(a) The Target Entity is a trust duly formed, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Target Entity’s agreement and declaration of trust and bylaws, each as amended and supplemented (together, “Governing Documents”), to own all of its assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Target Fund, threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Entity, on behalf of the Target Fund, of the transactions contemplated herein, except such as have been obtained or will be obtained at or prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transaction contemplated by this Agreement, except that such transaction will require approval of the Target Fund’s shareholders of record;

(d) The current prospectus and statement of additional information and current shareholder reports of the Target Fund prior to the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not or did not at the time of their use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. The Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund and there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund during the twelve (12) month period preceding the date hereof that have not been remedied or will not be remedied prior to the Closing Date in accordance with the Target Fund’s policies and procedures that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. All advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of the FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to no restrictions on the full transfer thereof, including, without limitation, such restrictions as might arise under the 1933 Act;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or the Target Entity is a party or by which it is bound;

(h) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date;

(i) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Target Fund’s knowledge, threatened against the Target Fund that, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transaction contemplated by this Agreement. Neither the Target Fund nor the Target Entity, without any special investigation or inquiry, know of any facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated. The Target Fund is not in violation of, and has not violated within the past three years, nor, to the knowledge of the Target Entity, is the Target Fund under investigation with respect to or has the Target Fund been threatened to be charged with or given notice of any violation of, any applicable law or regulation. The Target Fund (i) does not have outstanding any option to purchase or other right to acquire shares of the Target Fund issued or granted by or on behalf of the Target Fund to any person; (ii) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (iii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iv) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (v) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than any liens for taxes not yet due and payable; and (vi) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the most recently completed fiscal year have been audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. Such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, were prepared in accordance with GAAP consistently applied, and such statements (copies of which have been furnished or made available to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) On the Closing Date, all material Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision shall have been made for the payment thereof. No such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. The Target Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service (the “Service”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to tax as a corporation for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Service or is a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (ii) has qualified, elected, been eligible for treatment and has been treated, as a regulated investment company within the meaning of Section 851 of the Code in respect of each taxable year since its inception, and subject to the accuracy of the representations set forth in Section 4.2(i) will continue to qualify and be treated as a regulated investment company under Sections 851 and 852 of the Code for its current taxable year, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has not at any time since its inception had any material tax liability under Sections 852 or 4982 of the Code that has not been timely paid. The Target Fund does not have any earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply to the Target Fund. The Target Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(2)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end within the most recent 48-month period ending on the last day of the month immediately preceding the Closing Date, and the Target Fund does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund has been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened and no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Service or any state, local or foreign taxing authority and no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(p) The Target Fund does not have any actual liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently, nor has the Target Fund been, a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary tax returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement (other than agreements the principal purpose of which do not relate to Taxes);

(q) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia and of Puerto Rico securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the transfer agent for the Target Fund (the “Target Transfer Agent”), on behalf of the Target Fund. The Target Fund does not have any outstanding options, warrants or other rights to subscribe for or purchase any of the shares of the Target Fund, nor is there outstanding any security convertible into any of the Target Fund’s shares;

(r) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(s) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transaction contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(t) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information relating to the Target Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the special meeting of the Target Fund’s shareholders (the “Special Meeting”) to approve this Agreement and the transaction contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the Special Meeting and the Closing Date, such information provided by the Target Fund will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(u) The books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(v) The Target Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Target Fund;

(w) The Target Entity has adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(x) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of the Target Fund’s business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(y) Neither the Target Entity nor the Target Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although each may have claims against certain debtors in such a Title 11 or similar case; and

(z) The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of itself or, where applicable, for the Acquiring Fund, represents and warrants to the Target Entity and the Target Fund as follows:

(a) The Acquiring Entity is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, with power under its Governing Documents (which, for purposes of the Acquiring Entity only, shall mean the Acquiring Entity’s agreement and declaration of trust and by-laws, each as amended) to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder. The Acquiring Fund is a duly established and designated separate series of the Acquiring Entity;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, or will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund and the Acquiring Entity of the transaction contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transaction contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization, and the prospectus and statement of additional information of the Acquiring Fund that will be in effect on the Closing Date and that is included in the Acquiring Entity’s registration statement on Form N-1A, will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Target Fund, no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transaction contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transaction herein contemplated;

(g) The Acquiring Fund has not commenced operations as of the date of this Agreement. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets (other than de minimis seed capital, which shall be paid out in redemption of the Initial Shares prior to the Reorganization, pursuant to Section 4.2(q)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to Calamos or its affiliate to secure any required initial shareholder approvals;

(h) As of the Closing Date, no federal, state or other Tax Returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(i) The Acquiring Fund: (i) was formed for the purpose of the Reorganization (and, prior to the Closing Date has not carried on any business activity), (ii) is not (and will not be as of the Closing Date) classified as a partnership, and either will timely elect to be classified as an association that is subject to tax as a corporation for federal tax purposes by filing Form 8832 with the Service or will be as of the Closing Date a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and, subject to the accuracy of the representations and warranties in Section 4.1(m), intends to qualify and elect to be treated as a regulated investment company within the meaning of Section 851 of Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis seed capital (which shall be paid out in redemption of the Initial Shares prior to the Reorganization, pursuant to Section 4.2(q) and has never had tax attributes, and (iv) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund does not have any earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transaction contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and, subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of such Target Fund’s Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of the Acquiring Fund, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act relating to the Acquiring Fund;

(m) The Acquiring Entity and the Acquiring Fund have adopted and implemented written policies and procedures related to insider trading and a code of ethics that complies with all applicable provisions of Section 17(j) of the 1940 Act and Rule 17j-1 thereunder;

(n) Neither the Acquiring Entity nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code, although each may have claims against certain debtors in such a Title 11 or similar case;

(o) The Acquiring Fund does not have any unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Calamos or its affiliates;

(p) There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization;

(q) There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (the “Initial Shares”) issued to a seed capital investor (which shall be the investment adviser of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder in connection with the Acquiring Fund’s organization. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest-bearing account; and

(r) As of the effective date of the N-14 Registration Statement, the date of the Special Meeting and the Closing Date, the information provided by the Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein.

4.3. With respect to the Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The fair market value of the Acquiring Fund’s shares that each shareholder of the Target Fund receives will be approximately equal to the fair market value of the Target Fund’s shares that such shareholders actually or constructively surrender in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than the Acquiring Fund’s shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization, other than shares of the Acquiring Fund issued to Calamos or its affiliate representing de minimis assets related to the Acquiring Fund’s formation or maintenance of its legal status, (1) the shareholders of the Acquiring Fund will own all such Acquiring Fund’s shares and will own those shares solely by reason of their ownership of the Target Fund’s shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same assets and will be subject to the same liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than regular, ordinary-course dividends) the Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to the Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund’s shares to be issued in connection with the Reorganization and include a prospectus/information statement (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

(c) The Acquiring Entity shall file the N-14 Registration Statement with the Commission and use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable.

(d) The Target Entity, on behalf of the Target Fund, will call, convene and hold a meeting of shareholders of the Target Fund as soon as practicable, in accordance with applicable law and the Target Entity’s Governing Documents, for the purpose of approving this Agreement and the transaction contemplated herein as set forth in a proxy statement/prospectus, and for such other purposes as may be necessary or desirable. In the event that insufficient votes are received from shareholders of the Target Fund, the meeting may be adjourned, as permitted under the Target Entity’s Governing Documents and applicable law, and as set forth in a proxy statement/prospectus in order to permit further solicitation of proxies for the Target Fund.

(e) The Target Entity, on behalf of the Target Fund, agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its shareholders of record entitled to receipt of the proxy statement/prospectus, in sufficient time to comply with requirements of the 1934 Act, the proxy statement/prospectus contained in the N-14 Registration Statement and other documents as are necessary.

(f) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(g) The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably request concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transaction contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of the shares of the Acquiring Fund received at the Closing, as set forth in Section 1.1(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transaction contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, 1934 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) The Target Fund will provide a statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent taxable year end of the Target Fund.

(o) It is the intention of the parties that the Reorganization will qualify as a reorganization described in Section 368(a)(1)(F) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization described in Section 368(a)(1)(F) of the Code.

(p) Prior to the Closing, the Target Fund (i) shall, if it has more than one share class outstanding prior to the Closing, consolidate such outstanding share classes into a single class (a “Share Class Consolidation”) so that it has a single class of shares outstanding and so that each holder of that single class of shares holds shares of that single class immediately after the Share Class Consolidation with an aggregate value equal to the aggregate value of any shares of the Target Fund held immediately prior to the Share Class Consolidation. For these purposes, any Target Fund shares owned by a Target Fund shareholder that, in aggregate, have a net asset value less than the net asset value per share of the Acquiring Fund are deemed fractional shares and shall be redeemed by the Target Fund as set forth herein.

(q) The Target Fund or the Target Entity will deliver to the Acquiring Fund copies of all relevant tax books and records and will otherwise reasonably cooperate with the Acquiring Fund in connection with: (i) the preparation and filing of tax returns for the Target Fund and/or Acquiring Fund for tax periods ending on or before [ ], 2026; and (ii) the declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions of the Target Fund’s or Acquiring Fund’s, as applicable, (x) investment company taxable income (if any), net tax-exempt income (if any), and net capital gains (if any) in respect of a taxable year of the Target Fund or Acquiring Fund ending on or before [ ], 2026 of an amount or amounts sufficient for the Target Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level federal income taxes for any such taxable year and (y) ordinary income and capital gain net income in an amount or amounts sufficient to avoid the incurrence of any fund-level federal excise taxes under Section 4982 of the Code for any calendar year ending on or before [ ], 2026, in each case without any additional consideration therefor; it being understood that such books and records shall remain the property of and may be retained by the Target Entity following the provision of such copies thereof to the Acquiring Fund.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transaction provided for herein shall be subject to the satisfaction, or at the Target Entity’s election, the Target Entity’s waiver, of the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(c) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of such Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto; and

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transaction provided for herein shall be subject to the satisfaction, or at the Acquiring Entity’s election, the Acquiring Fund’s waiver, of the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transaction contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(c) The Target Fund and the Acquiring Fund shall have agreed on the number of shares of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.1 hereto;

(d) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

8.1. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity, the shareholders of the Target Fund and the board of trustees of the Acquiring Entity. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or Target Fund, provided that any party hereto may for itself waive any of such conditions;

8.4. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.5. With respect to the Reorganization, the Acquiring Entity and the Target Entity shall have received the opinion of Ropes & Gray LLP, counsel to the Acquiring Entity, dated as of the Closing Date and addressed to the Acquiring Entity and the Target Entity, in a form satisfactory to them, substantially to the effect that, based upon certain facts, qualifications, certifications, representations and assumptions, for federal income tax purposes:

(a) The Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b) No gain or loss will be recognized by the Target Fund upon the transfer of all its Assets to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders;

(c) The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof;

(d) The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will include the Target Fund’s holding period for such Asset (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating the holding period with respect to an asset);

(e) No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f) No gain or loss will be recognized by any Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except that Fund shares owned by a Fund shareholder that, in aggregate, have a value less than the NAV per share of the ETF will be redeemed by the Fund as set forth in the Agreement and Plan of Reorganization.);

(g) The aggregate tax basis of the shares of the Acquiring Fund that the Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor;

(h) Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that such Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange; and

(i) The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this Section 8.5.

The opinion will be based on the Agreement, certain factual certifications made by officers of the Target Entity and the Acquiring Entity, and such other items as Ropes & Gray LLP deems necessary to render the opinion and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Service or a court would agree with the opinion.

9.	BROKERAGE FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise provided herein, Calamos will bear 100% of the expenses relating to the Reorganization whether or not the Reorganization is consummated. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, terminating any existing agreements or contracts to which the Target Entity is a party (including any penalties payable in connection with such termination), preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the proxy statement/prospectus contained therein) and any supplements to the Target Fund’s current prospectus and statement of additional information, fees of legal counsel to the Acquiring Fund and legal counsel to the trustees of the Acquiring Entity who are not “interested persons” of the Acquiring Entity as defined in the 1940 Act, accounting fees and expenses of holding shareholders’ meetings. Any applicable transfer fees, stamp duty, brokerage commissions and other transaction costs relating to the (i) transfer of securities from the Target Fund to the Acquiring Fund at the time of the Reorganization and (ii) the sale and purchase of securities in any foreign markets that do not permit the in-kind transfer of securities shall be borne by the Target Fund. Any fees of legal counsel to the trustees of the Target Entity who are not “interested persons” of the Target Entity as defined in the 1940 Act shall be borne by the Target Fund. Notwithstanding the foregoing, expenses of the Reorganization will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in a failure by the Target Fund or Acquiring Fund to qualify for treatment as a regulated investment company within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” described in Section 368(a)(1)(F) of the Code or otherwise result in the imposition of tax on either the Target Fund or Acquiring Fund or on any of their respective shareholders.

10.	TAX MATTERS

In addition to the Target Fund’s obligations with respect to Tax Returns described in Section 4.1(q) above, if a federal, state or other Tax Return of the Target Fund with respect to the Target Fund’s taxable year ending on or before the Closing Date (the “Pre-Closing Tax Return”) is due after the Closing Date (after giving effect to any properly made extension), the Target Entity shall prepare (or cause to be prepared) such Pre-Closing Tax Return in such a manner so that the Tax Return is true, correct and complete. In addition, no later than thirty (30) days prior to such Pre-Closing Tax Return’s due date (after giving effect to any properly made extension), (i) the Target Entity shall provide the Acquiring Fund with a copy of such Pre-Closing Tax Return, as proposed to be filed with the applicable tax authority, and notify the Acquiring Fund of any Taxes or other fees or assessments (if any) proposed to be shown as due and payable on said Pre-Closing Tax Return, and (ii) the Target Entity shall make any changes to such Pre-Closing Tax Return as the Acquiring Fund may reasonably request, including, but not limited to, in respect of the amount of any Taxes or other fees or assessments (if any) proposed to be shown as due and payable on such Pre-Closing Tax Return and the amount of any “spillback” dividend election proposed to be made pursuant to Section 855 of the Code, provided any such changes are agreed to by the Target Fund. The Target Entity will timely file any such Pre-Closing Tax Return with the applicable tax authority, and pay (or cause to be paid) any and all Taxes or other fees or assessments shown to be due and payable on any such Pre-Closing Tax Return. The Acquiring Entity shall prepare (or cause to be prepared) any federal, state or other Tax Return of the Target Fund or Acquiring Fund with respect to the Target Fund’s or Acquiring Fund’s taxable year ending after the Closing Date.

11.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to the Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that the Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

12.	INDEMNIFICATION

12.1. With respect to the Reorganization, the Acquiring Entity, out of the assets of the Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and each of the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

12.2. With respect to the Reorganization, the Target Entity, out of the assets of the Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and its officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the closing of the Reorganization.

13.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

13.1. Each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

13.2. The covenants to be performed after the Closing shall survive the Closing. The representations, warranties and all other covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

14.	TERMINATION

14.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time prior to the Closing Date by: (i) resolution of either the board of trustees of the Acquiring Entity or the board of trustees of the Target Entity if circumstances should develop that, in the opinion of that board, make proceeding with the Agreement not in the best interests of the shareholders of the Acquiring Fund or Target Fund, respectively; (ii) mutual agreement of the parties; (iii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [ ]; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; or (iv) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees, directors or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 12, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.2. If any order of the Commission with respect to the Agreement shall be issued prior to the Closing that imposes any term or condition that is determined by action of the board of trustees of the Target Entity to be acceptable, such term or condition shall be binding as if it were a part of the Agreement without a vote or approval of the shareholders of the Target Fund; provided that, if such term or condition would result in a change in the method of computing the number of Acquiring Fund’s Shares to be issued to the Target Fund, and such term or condition had not been included in the proxy statement/prospectus or other proxy solicitation material furnished to the shareholders of the Target Fund prior to the Special Meeting, the Agreement shall not be consummated and shall terminate unless the Target Entity promptly calls a Special Meeting of the Target Fund’s shareholders at which such condition shall be submitted for approval.

15.	AMENDMENT

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such amendment; provided, however, that following dissemination of the proxy statement/prospectus, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their approval.

16.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Target Entity: Calamos Investment Trust

c/o Calamos Advisors LLC

2020 Calamos Court

Naperville, IL 60563

Attention: General Counsel

Email: eojala@calamos.com

For the Acquiring Entity: Calamos ETF Trust

c/o Calamos Advisors LLC

2020 Calamos Court

Naperville, IL 60563

Attention: General Counsel

Email: eojala@calamos.com

17.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

17.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

17.2. This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

17.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.4. This agreement may be executed in any number of counterparts, each of which shall be considered an original. The execution and delivery of this Agreement may occur by facsimile or by email in portable document format (PDF) or by other means of electronic signature and electronic transmission, including DocuSign or other similar method, and originals or copies of signatures executed and delivered by such methods shall have the full force and effect of the original signatures.

17.5. The Target Entity is a Massachusetts business trust organized in series of which the Target Fund constitutes one such series. With respect to the Reorganization, the Target Entity is executing this Agreement on behalf of the Target Fund only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of such Target Fund only, and not against the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of the Target Fund.

17.6. The Acquiring Entity is a Delaware statutory trust organized in series of which the Acquiring Fund constitutes one such series. With respect to the Reorganization, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. It is expressly agreed that there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of such Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of the Acquiring Fund.

17.7. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective trustees or directors, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Sections 9.2, 12.1 and 12.2 hereof, shall bind only the property of the Target Fund or the Acquiring Fund as provided in the Governing Documents of the Target Entity or the Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

[Remainder of Page Intentionally Blank]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Calamos Investment Trust, on behalf of Calamos Timpani SMID Growth Fund		Calamos ETF Trust, on behalf of Calamos Timpani Active SMID Growth ETF

By:		By:
	Name:		Name:
	Title:		Title:

Calamos Advisors LLC

By:
Name:
Title:

Exhibit B

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information

Calamos ETF Trust

(the “ETF Trust”)

2020 Calamos Court

Naperville, Illinois 60563

(866) 363-9219

July 1, 2026

This Statement of Additional Information ("SAI") relates to the proposed reorganization (the "Reorganization") of the Calamos Timpani SMID Growth Fund (the "Target Fund"), a series of Calamos Investment Trust (the “Trust”), a Massachusetts business trust, into the Calamos Timpani Active SMID Growth ETF (the "Acquiring Fund"), a series of Calamos ETF Trust (the "ETF Trust"), a Delaware statutory trust.

This SAI contains information which may be of interest to stockholders of the Target Fund relating to the Reorganization, but which is not included in the Combined Proxy Statement/Prospectus dated July 1, 2026 (the “Combined Proxy Statement/Prospectus”). As described in the Combined Proxy Statement/Prospectus, the Reorganization would involve the transfer of substantially all the assets and all of the liabilities of the Target Fund in exchange for shares of the Acquiring Fund. The Target Fund will distribute the Acquiring Fund shares it receives to its stockholders in complete liquidation of the Target Fund.

This SAI is not a prospectus. It should be read in conjunction with the combined Prospectus and Proxy Statement (the "Prospectus/Proxy Statement") dated July 1, 2026, relating to the Reorganization. The Prospectus/Proxy Statement may be obtained without charge by calling (866) 363-9219 or by writing to Calamos ETF Trust, 2020 Calamos Court, Naperville, Illinois 60563, or by visiting www.calamos.com.

Capitalized terms used herein that are not defined have the same meanings as in the Prospectus/Proxy Statement, unless otherwise noted.

References to the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law, include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the "SEC"), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no-action or other relief or permission from the SEC, SEC staff or other authority.

Securities Act File No.:[ ] Investment Company Act File No.: [ ]

1

INCORPORATION BY REFERENCE

This SAI incorporates by reference the following documents only insofar as they relate to the Target Fund (SEC File Nos. 811-01976 and 002-35566):

1.	The Statement of Additional Information of Calamos Timpani SMID Growth Fund, as supplemented, dated February 27, 2026;

2.	The Amended and Restated Supplement dated April 28, 2026 to the Statement of Additional Information dated February 27, 2026.

3.	The audited financial statements included in the Form N-CSR of Calamos Timpani SMID Growth Fund for the fiscal year ended October 31, 2025.

4.	The unaudited semi-annual financial statements for the period ended April 30, 2026 contained in the Calamos Investment Trust’s Form N-CSR/S filing for the Calamos Timpani SMID Growth Fund (File Nos. 33-19228 and 811-05443) — incorporated herein by reference [to be updated]]

The audited financial statements and related independent registered public accounting firm’s report for the Target Fund, for the fiscal year ended October 31, 2025, and the unaudited financial statements for the Target Fund for the fiscal period ended April 30, 2026 are incorporated herein by reference only insofar as they relate to the Target Fund. No other parts of the Annual Report or Semi-Annual Report are incorporated by reference herein. Deloitte & Touche LLP, an independent registered public accounting firm, has audited the information presented within the referenced financial statements.

Copies of any of the above-referenced documents may be viewed online or downloaded without charge on the EDGAR database on the SEC’s website at http://www.sec.gov. Copies of these reports, as well as proxy materials and other information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov. In addition, copies of the above-referenced documents relating to the Target Fund may be obtained at no charge on the Target Fund’s website www.calamos.com or by calling (866) 363-9219.

SUPPLEMENTAL FINANCIAL INFORMATION

A table showing the fees of the Target Fund and the Acquiring Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the Reorganization, is included in the “Comparison of the Target Fund and the Acquiring Fund—Fees and Expenses” section of the Combined Proxy Statement/Prospectus.

The Reorganization will not result in a material change to the Target Fund’s investment portfolio. As a result, schedules of investments of the Target Fund modified to show the effects of the Reorganization are not required and are not included.

The Target Fund will be the accounting and performance survivor if stockholders approve the Reorganization. There are no material differences in accounting policies of the Acquiring Fund as compared to those of the Target Fund.

2

APPENDIX A—ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

3

THE ETF TRUST AND THE ACQUIRING FUND

The ETF Trust was organized as a Delaware statutory trust on June 17, 2013. The ETF Trust is an open-end, registered management investment company. The ETF Trust currently offers Fund Shares in forty-four series. Series other than the Acquiring Fund are offered through separate prospectuses and statements of additional information and are not further discussed herein.

The Acquiring Fund is a diversified, actively managed exchange-traded fund ("ETF"). The Acquiring Fund offers and issues Fund Shares at net asset value ("NAV") only in aggregations of a specified number of Fund Shares (each, a "Creation Unit"), generally in exchange for a basket of securities constituting the portfolio holdings of the Acquiring Fund, together with the deposit of a specified cash payment, or, in certain circumstances, for an all-cash payment. Fund Shares will be listed and principally traded on the Texas Stock Exchange (the "Exchange"). Fund Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual funds, Fund Shares are not individually redeemable securities. Rather, the Acquiring Fund issues and redeems Fund Shares on a continuous basis at NAV in Creation Units. Financial entities known as "Authorized Participants" have contractual arrangements with the Acquiring Fund or the Distributor to purchase and redeem Fund Shares directly with the Acquiring Fund in Creation Units in exchange for the securities comprising the Acquiring Fund and/or cash, or some combination thereof.

Unlike index-based ETFs, the Acquiring Fund is "actively managed" and does not seek to replicate the performance of a specified index. The Acquiring Fund operates as a fully transparent ETF in reliance on Rule 6c-11 under the 1940 Act.

The Acquiring Fund was created specifically in connection with the Reorganization and has not commenced investment operations as of the date of this SAI. Prior to the closing of the Reorganization, the Acquiring Fund has no assets (other than de minimis seed capital) or liabilities. Upon the closing of the Reorganization, the Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Target Fund, and will adopt the accounting and performance history of the Target Fund.

The Acquiring Fund was initially known as Calamos Timpani Active Growth Opportunities ETF in the ETF Trust’s Amendment No. 81 to its Registration Statement on Form N-1A, filed on January April 7, 2026.

The Board of Trustees of the ETF Trust (the "ETF Board") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Fund Shares of any series may also be divided into one or more classes at the discretion of the ETF Board. The ETF Trust or any series or class thereof may be terminated at any time by the Board upon written notice to shareholders.

4

EXCHANGE LISTING AND TRADING

Fund Shares are listed and traded on the Texas Stock Exchange. Fund Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV because such prices may be affected by market forces (such as supply and demand for Fund Shares). When you buy or sell Fund Shares on the Exchange or in the secondary markets, your broker will normally charge you a commission or other transaction charge.

The ETF Trust reserves the right to adjust the price of Fund Shares in the future to maintain convenient trading ranges for investors by share splits or reverse share splits, which would have no effect on NAV.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange will consider the suspension of trading in, and will initiate delisting proceedings of Fund Shares under the following circumstances, which include: (a) if the Exchange becomes aware the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (b) if, following the initial twelve-month period after commencement of trading on the Exchange there are fewer than 50 beneficial holders of Fund shares; (c) if any of the other Exchange requirements set forth in the Exchange rules relating to exchange traded fund shares are not continuously maintained; or (d) if such other event shall occur or condition exists which in the opinion of the Exchange, makes further dealings on the Exchange inadvisable.

The Acquiring Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in the Acquiring Fund particularly or the ability of the Acquiring Fund to achieve its objectives.

5

DISCLOSURE OF PORTFOLIO HOLDINGS

The ETF Board has adopted a policy regarding the disclosure of information about the Acquiring Fund's portfolio securities. Under this policy, portfolio holdings of the Acquiring Fund, which will form the basis for the calculation of NAV on any Business Day, are publicly disseminated prior to the opening of trading on the Exchange through financial reporting or news services, including the website www.calamos.com. In addition, each Business Day a portfolio composition file is publicly disseminated prior to the opening of the Exchange via the National Securities Clearing Corporation ("NSCC"), displaying the basket of securities to be deposited to purchase Creation Units and the amount of cash necessary to equal the difference between the NAV of a Creation Unit and the market value of the in-kind creation basket.

The Acquiring Fund, Calamos Advisors LLC (the "Adviser") and Calamos Financial Services LLC ("CFS") do not receive compensation or other consideration for the disclosure of portfolio security holdings.

As part of the Acquiring Fund's compliance program under Rule 38a-1 under the 1940 Act, the ETF Trust's Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures.

6

INVESTMENT OBJECTIVE

The Acquiring Fund's investment objective is to seek capital appreciation.

The Acquiring Fund's investment objective is non-fundamental and may be changed by a vote of the Board without shareholder approval.

Under normal circumstances, the Acquiring Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth equity securities of small and mid-capitalization companies of issuers primarily located in the United States. The Acquiring Fund defines a small and mid-capitalization company as any company with a market capitalization less than or equal to that of the company with the largest market capitalization of either the Russell 2500® Index or the MSCI USA SMID Cap Index as measured on a rolling 24-month basis over the most recent period. The market capitalization of a security is measured at the time of purchase.

The Adviser defines "growth" to include any company, security or instrument if any of the following characteristics rank better than average when compared to the Acquiring Fund's broad-based equity index (long-term projected earnings growth, book value growth, sales growth, cash flow growth and historical earnings growth) or if the company is included as a constituent in any of the growth indices published by third-party index providers or if the security or instrument tracks the performance of a growth index.

The Adviser uses fundamental research to evaluate investment opportunities, focusing on companies that it believes have superior management and whose business models have a high potential for earnings upside. Equity securities in which the Acquiring Fund invests as part of its principal investment strategy consist of common stocks and American Depositary Receipts ("ADRs"). The Acquiring Fund may invest up to 25% of its net assets in foreign securities. Foreign securities are securities issued by issuers that are organized under the laws of a foreign country, that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by ADRs or similar depositary arrangements. The Acquiring Fund's foreign investments can be denominated in U.S. dollars or in foreign currencies. The Adviser may actively trade portfolio securities. From time to time, the Fund may have significant investments in certain sectors due to Calamos Advisors' investment process yielding opportunities for sound growth potential within those sectors. The Fund's sector concentrations may vary.

Changes in 80% Policy. The Acquiring Fund has adopted a non-fundamental operating policy that requires it, under normal circumstances, to invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in growth equity securities of small and mid-capitalization companies of issuers primarily located in the United States. Although this requirement may be changed by the Board without shareholder approval, the Acquiring Fund will notify shareholders in writing at least 60 days prior to any change in this 80% policy.

Post-Conversion Liquidity Screen. Following the Reorganization, the Adviser will apply a liquidity screen to new purchases in the Acquiring Fund's portfolio that is expected to limit new purchases of securities with market capitalizations below approximately $1.5 billion, in order to help maintain an effective arbitrage mechanism and a tight bid-ask spread on the Exchange. All existing portfolio holdings of the Target Fund will transfer to the Acquiring Fund at closing, including any current holdings below this market capitalization threshold. Over time, as the liquidity screen is applied to new purchases, the Acquiring Fund's weighted average market capitalization is expected to gradually increase relative to what might have been expected from the Target Fund.

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INVESTMENT PRACTICES

The Prospectus/Proxy Statement contains information concerning the Acquiring Fund's investment objective and principal investment strategies and risks. This SAI provides additional information concerning certain securities and strategies used by the Acquiring Fund and their associated risks.

The table below indicates whether the Acquiring Fund invests in the listed securities and instruments as part of its principal (P) or non-principal (N) investment strategies.

Unless otherwise noted, all investment policies and restrictions are measured at the time of the transaction. If market action affecting Acquiring Fund securities causes the Acquiring Fund to exceed an investment policy or restriction, the Adviser is not required to take immediate action. Under normal market conditions, however, the Adviser will not make any acquisitions that will make the Acquiring Fund further outside the investment restriction.

Investment or Practice	Acquiring Fund
Currency Exchange Transactions	N
Equity Securities	P
Foreign Securities	P
Futures Contracts and Options on Futures Contracts	N
Illiquid Securities	N
Initial Public Offerings	N
Lending of Portfolio Securities	N
Options on Securities, Indexes and Currencies	N
Other Investment Companies	N
Swaps, Caps, Floors and Collars	N
Temporary Investments	N
U.S. Government Obligations	N

Currency Exchange Transactions

Currency exchange transactions may be conducted either on a spot basis (i.e. cash) at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Equity Securities

Equity securities include common and preferred stocks, warrants, rights, and depositary receipts. An investment in the equity securities of a company represents a proportionate ownership interest in that company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer's business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and liquidation payments. See the prospectus for additional information regarding equity investments and their risks.

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Foreign Securities

A foreign security is a security issued by a foreign government or a company whose country of incorporation is a foreign country. For this purpose, foreign securities include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person but which represent underlying shares of foreign issuers. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets. The Acquiring Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Acquiring Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

To the extent positions in portfolio securities are denominated in foreign currencies, the Acquiring Fund's investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under “Currency Exchange Transactions.”). Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Although the Acquiring Fund intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

The Fund that invests in foreign securities may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are among the riskiest markets in the world in which to invest. Frontier markets have the fewest number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also have substantial political and currency risk. Emerging and frontier markets both offer the prospect of higher returns with higher risk. However, emerging markets are more stable and developed than frontier markets. The economies of emerging market countries have achieved a rudimentary level of development, while frontier markets represent the least economically developed nations in the global marketplace. Emerging and frontier markets also carry several types of investment risk, including market, political and currency risk, as well as the risk of nationalization.

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A portion of the Fund’s investments may be in Russian securities and instruments. The United States and the European Union have imposed sanctions on certain Russian persons and issuers. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of the Fund’s investments. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require the Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of the Fund’s portfolio and potentially disrupt its operations. For these or other reasons, the Fund could seek to suspend redemptions of shares, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. During the period that redemptions are affected, shares could trade at a significant premium or discount to their net asset value.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Fund may enter into interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index1 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the S&P 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. The Fund may enter into such contract if, in Calamos Advisors’ opinion, such contract meets the Fund’s investment parameters.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed in this Statement of Additional Information). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund’s exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

The success of any futures transaction by the Fund depends on Calamos Advisors’ correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.

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When the Fund makes a purchase or sale of a futures contract, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund’s broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying reference asset, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying reference asset, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

1 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract or option may result in losses in excess of the amount invested in the futures contract or option. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. Futures prices are highly volatile at times and are influenced by many external economic, governmental, and world events. The low margin deposits normally required in futures trading permits an extremely high degree of leverage, which can result in the Fund experiencing substantial gains or losses due to relatively small price movements or other factors. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

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Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

The markets for futures positions may be thinly traded from time to time. In addition, futures positions may become illiquid due to daily price limits taking effect or due to market disruptions. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. If options, futures contracts or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund’s investment objectives.

The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

The use of options and futures is subject to applicable regulations of the Securities and Exchange Commission (“SEC”), the several exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). For example, the CFTC, certain foreign regulators, and many futures exchanges have established (and continue to evaluate and monitor) speculative position limits (“position limits”) on the maximum speculative position which any person, or group of persons acting in concert, may hold or control in particular contracts. In addition, U.S. federal position limits apply to swaps that are economically equivalent to futures contracts on certain agricultural, metals, and energy commodities. All positions owned or controlled by the same person or entity, even if in different accounts, must be aggregated for purposes of complying with the speculative limits. Thus, even if the Fund does not intend to exceed applicable position limits, it is possible that different clients managed by the Adviser and its affiliates may be aggregated for this purpose. Therefore, the trading decisions of the Adviser may have to be modified and positions held by the Fund liquidated in order to avoid exceeding such limits. The modification of investment decisions or the elimination of open positions, if it occurs, may adversely affect the profitability of the Fund. A violation of position limits could also lead to regulatory action materially adverse to the Fund’s investment strategy. The Fund may also be affected by regimes of the European Union and United Kingdom that impose position limits on its trade of commodity derivative contracts.

Calamos Advisors has registered with the CFTC as a commodity pool operator (“CPO”) and is a member of the National Futures Association in such capacity. However, because of each Fund’s limited exposure to commodity interests, Calamos Advisors has claimed an exclusion from the definition of CPO, with respect to each Fund, pursuant to Rule 4.5 under the Commodity Exchange Act (“CEA”). Consequently, Calamos Advisors is not subject to registration or regulation as a CPO under the CEA with respect to each Fund.

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Under Rule 4.5, if the Fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money”2 at the time of purchase) may not exceed 5% of the Fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operation and/or change the competitive landscape. In this regard, any further amendments to the CEA or its related regulations that subject the Fund to additional regulation may have adverse impacts on the Fund’s operations and expenses.

In addition, the Fund’s ability to use options and futures will be limited by tax considerations. See “Taxation — Options, Futures and Forward Contracts, and Swap Agreements or Derivatives” below.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets under regulatory rules, taken at market value, in illiquid investments that are assets, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act of 1933, as amended (“Securities Act”). A position in restricted securities might adversely affect the liquidity and marketability of a portion of the Fund’s portfolio, and the Fund might not be able to sell or dispose of its holdings in such securities promptly or at reasonable prices. In those instances where the Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on the Fund’s investment in restricted securities.

INITIAL PUBLIC OFFERINGS

The Fund may purchase stock in an initial public offering (“IPO”). An IPO is a company’s first offering of stock to the public, typically to raise additional capital. Shares are given a market value reflecting expectations for the company’s future growth. The market for these securities may be more volatile and entail greater risk of loss than investments in larger companies due to the absence of a prior public market, unseasoned trading, a limited number of shares available for trading, lack of information about the issuer and limited operating history.

The purchase of IPO shares may involve high transaction costs. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. Calamos Advisors cannot guarantee continued access to IPOs.

LENDING OF PORTFOLIO SECURITIES

In seeking to earn additional income, the Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may experience losses as a result of a diminution in value of its cash collateral investments. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.

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OPTIONS ON SECURITIES, INDEXES AND CURRENCIES

The Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

The Fund may purchase and sell (write) exchange listed options and over-the-counter (“OTC”) options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities “covering” the amount of the Fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject the Fund’s limitation on investing no more than 15% in illiquid securities.

The Fund may also purchase and sell (write) options on securities indexes and other financial indexes. Options on securities indexes and other financial indexes are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

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The Fund will sell (write) call options and put options only if they are “covered.” A written option will be considered “covered” to the extent it has entered into an offsetting transaction or otherwise has segregated or earmarked cash or liquid assets equal to its uncovered obligations under the written option. For example, a call option written by the Fund could be covered by purchasing an offsetting call option, by purchasing or holding the underlying reference security or asset (or a security convertible into the underlying reference security or asset), or by segregating or earmarking cash or liquid assets equal to the exercise price of the written option (or such amount as is not otherwise covered by an offsetting transaction). The Fund writing a call option on an index would be considered as holding an offsetting position to the extent the Fund owned portfolio securities substantially correlating with the movement of the underlying reference index.

If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, asset or index in relation to the exercise price of the option, the volatility of the underlying security, asset or index, and the time remaining until the expiration date.

A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured.

The Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If the Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.

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The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund may purchase and sell (write) call options on securities indexes and currencies. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold the security or instrument that it might otherwise have sold. In addition, a loss on a call option sold may be greater than the premium received. The Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that the Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.

OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund's investment objectives and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund's total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, including affiliated funds, and in BDCs in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an "underlying fund" to another investment company, the Fund's ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund's investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund. In the event the Fund invests in another affiliated fund (the "Acquired Fund"), the portion of the Fund's Investment Management Fee equal to the advisory fee payable to the Acquired Fund (based on average daily net assets invested) is waived.

SWAPS, CAPS, FLOORS AND COLLARS

The Fund may enter into interest rate, currency, index, credit default, total return and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indexes. A credit default swap is an agreement to transfer the credit exposure of fixed-income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified benchmark exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified benchmark falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

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The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction (“Counterparties”), combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. Although the swap market has grown substantially over the years, increasing liquidity, some swaps, including caps, floors, and collars, may be considered illiquid.

In addition, some swaps are, and more in the future may be, centrally cleared. Swaps that are centrally-cleared are subject to the creditworthiness of the clearing organizations involved in the transaction. For example, the Fund could lose margin payments deposited with the clearing organization, as well as the net amount of gains not yet paid by the clearing organization, if the clearing organization breaches the swap agreement with the Fund or becomes insolvent or goes into bankruptcy. Also, the Fund will be exposed to the credit risk of the futures commission merchant who acts as the Fund’s clearing member on the clearinghouse for a centrally cleared swap. If the Fund’s futures commission merchant becomes bankrupt or insolvent, or otherwise defaults on its obligations to the Fund, the Fund may not receive all amounts owed to it in respect of its trading, even if the clearinghouse fully discharges all of its obligations. In the event of bankruptcy of the Fund’s futures commission merchant, the Fund may be entitled to the net amount of gains the Fund is entitled to receive, plus the return of margin owed to it, only in proportion to the amount received by the futures commission merchant’s other customers for the relevant account class, potentially resulting in losses to the Fund. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing organizations and clearing members, and it is not clear how an insolvency proceeding of a clearing organization or clearing member would be conducted, what effect the insolvency proceeding would have on any recovery by the Fund, and what impact an insolvency of a clearing organization or clearing member would have on the financial system more generally.

TEMPORARY INVESTMENTS

The Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; cash; and repurchase agreements.

U.S. GOVERNMENT OBLIGATIONS

U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S.

Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S., (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the agency or instrumentality.

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Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the GNMA and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.

In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that FNMA and FHLMC had been placed in conservatorship. The conservatorship is still in effect as of the date of this SAI and has no specified termination date. There can be no assurance as to when or how the conservatorship will be terminated or whether FNMA or FHLMC will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Since that time, FNMA and FHLMC have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase FNMA and FHLMC preferred stock) have imposed strict limits on the size of their mortgage portfolios. The FHFA, as conservator, has the power to repudiate any contract entered into by FNMA or FHLMC prior to its appointment if it determines that performance of the contract is burdensome and repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. Further, the FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC MBS would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party. No assurance can be given that the Federal Reserve or the U.S. Treasury will ensure that FNMA and FHLMC remain successful in meeting their obligations with respect to the debt and mortgage-backed securities that they issue.

In addition, the problems faced by FNMA and FHLMC, resulting in their being placed into federal conservatorship and receiving significant U.S. Government support, have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. In December 2011, Congress enacted the Temporary Payroll Tax Cut Continuation Act (“TCCA”) of 2011 which, among other provisions, requires that FNMA and FHLMC increase their single-family guaranty fees by at least 10 basis points and remit this increase to Treasury with respect to all loans acquired by FNMA and FHLMC on or after April 1, 2012 and before January 1, 2022. Serious discussions among policymakers continue, however, as to whether FNMA and FHLMC should be nationalized, privatized, restructured, or eliminated altogether. FNMA reported in the second quarter of 2014 that there was “significant uncertainty regarding the future of our company, including how long the company will continue to exist in its current form, the extent of our role in the market, what form we will have, and what ownership interest, if any, our current common and preferred stockholders will hold in us after the conservatorship is terminated and whether we will continue to exist following conservatorship.” FHLMC faces similar uncertainty about its future role. FNMA and FHLMC also are the subject of several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities.

The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

The Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.

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RECENT MARKET CONDITIONS

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, and new monetary programs.

Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or affect the issuers of such instruments, in ways that are unforeseeable. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. The U.S. government has enacted and is continuing to implement legislation that provides for regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have adopted and continue to develop rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Dodd-Frank Act has and will continue to change the way in which the U.S. financial system is supervised and regulated.

Governments or their regulatory agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

Following financial crises, such as the global financial crisis fueled by the COVID-19 pandemic, the Federal Reserve generally attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate low. Following such periods, the Federal Reserve terminated certain of its market support activities and raised interest rates. With continued economic recovery and the cessation of certain market support activities, the Fund may face a heightened level of interest rate risk as a result of a rise or increased volatility in interest rates. These policy changes may reduce liquidity for certain of the Fund’s investments, causing the value of the Fund’s investments and share price to decline.

Global regulation of the derivatives market in particular has undergone substantial change in the past decade, including clearing, margin, trade execution, reporting and registration requirements. Because these requirements continue to evolve, their impact on the Fund remains unclear. These and other new rules and regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the Fund) and/or increase the costs of such derivatives transactions, and the Fund may be unable to execute its investment strategy as a result. Global requirements may also result in increased uncertainty about counterparty credit risk, and they may also limit the flexibility of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under special resolution regimes adopted in the United States, the European Union, the United Kingdom and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union or the United Kingdom, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

As economies and financial markets throughout the world are increasingly interconnected, the likelihood increases that geopolitical conflicts in one country or region will adversely impact markets or issuers in other countries or regions, including in ways that are difficult to predict or foresee. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, rapid technological developments, such as artificial intelligence, and other circumstances in one country or region could have profound impacts on global economies or markets. Widespread disease and virus epidemics, such as the recent coronavirus outbreak, could likewise be highly disruptive, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. The impacts of these conflicts or events can be exacerbated by failures of governments and societies to respond adequately to a geopolitical conflict and subsequent emerging events or threats. As a result, whether or not the Fund invest in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’ investments may be negatively affected.

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Trade disputes may affect investor and consumer confidence and adversely affect financial markets and the broader economy, perhaps suddenly and to a significant degree. The U.S. government has indicated its intent to alter its approach to international trade policy and, in some cases, to renegotiate or potentially terminate certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. In addition, the U.S. government has recently imposed tariffs on certain foreign goods and has indicated a willingness to impose tariffs on imports of other products. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Other countries, including Mexico, have threatened retaliatory tariffs on certain U.S. products. Global trade disruption, significant introductions of trade barriers, and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. U.S. trade policy has changed rapidly in the past, and may do so in the future, and it may be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or having other adverse effects on international markets, international trade agreements, and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory, or otherwise). To the extent trade disputes escalate globally, there could be additional significant impacts on the sectors or industries in which the Fund invests and other adverse impacts on the Fund’s overall performance.

Inflation may reduce the intrinsic value of increases in the value of the Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline.

Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of the Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

TAX RISK

The Fund intends to elect and to qualify each year to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, the Fund is generally not subject to corporate-level U.S. federal income tax on any net ordinary income or capital gains that are timely distributed to shareholders. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund's taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

INVESTMENT RESTRICTIONS

The Fund is classified as a diversified, open-end management investment company. Except as noted below, the Fund operates under the following investment restrictions and may not:

(i)  act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(ii)  purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

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(iii)  make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(iv)  borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;1,2,3

(v)  invest in a security if more than 25% of the Fund's total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry or group of industries, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;. 4

(vi)  issue any senior security, except to the extent permitted under the 1940 Act;5

The above restrictions are fundamental policies and may not be changed with respect to the Fund without the approval of a "majority" of the outstanding shares of the Fund, which for this purpose means the approval of the lesser of

(a) more than 50% of the outstanding voting securities of the Fund or

(b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of the Fund are present or represented at the meeting by proxy.

In addition to the fundamental restrictions listed above, the Fund has adopted the following as non-fundamental policies:

(a)  To the extent other Calamos Funds invest in the Fund in reliance on section 12(d)(1)(G), the Fund may not acquire any securities of registered open-end investment companies or unit investment trusts in reliance on section 12(d)(1)(F) or (G) of the 1940 Act;6

1 The Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

2 The Fund's borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, the Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

3 Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as "derivatives transactions" and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

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4 As of the date hereof, it is anticipated that more than 25% of the Fund’s assets will have exposure to the financial services industry.

5 Currently, under the 1940 Act, a "senior security" does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

6 Under Section 12(d)(1)(A) of the 1940 Act, the Fund generally must limit its investment in other investment companies so that, as determined immediately after the Fund invests in another investment company: (i) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund; (ii) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, except as permitted under the 1940 Act, the rules thereunder or SEC exemptive relief. Currently, under the 1940 Act, the rules thereunder and SEC exemptive relief, the Fund may invest in other investment companies in excess of the above limitations if certain requirements are met, including (i) that the Fund complies with Rule 12d1-4 under the 1940 Act or (ii) that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1) (F) or Section 12(d)(1)(G) of the 1940 Act. The Fund may also invest without limitation in money market funds, provided the Fund complies with Rule 12d1-1 under the 1940 Act. These limitations do not apply in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.

(b)  The Fund may not invest in companies for the purpose of exercising control or management;

(c)  The Fund may not purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)  The Fund may not make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities, (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i).

The non-fundamental investment restrictions above may be changed by the Board of Trustees without shareholder approval. Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

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MANAGEMENT

Trustees and Officers

The management of the ETF Trust, including general supervision of the duties performed for the Acquiring Fund under the investment management agreement between the ETF Trust and the Adviser, is the responsibility of its Board. Each trustee elected will hold office for the lifetime of the ETF Trust or until such trustee's earlier resignation, death or removal; however, each trustee who is not an interested person of the ETF Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 75 years.

The address of each trustee and officer is 2020 Calamos Court, Naperville, Illinois 60563.

Trustees Who Are Interested Persons of the ETF Trust:

Name and Year of Birth	Position(s) and Length of Time with Trust	Portfolios in Fund Complex^ Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships	Experience, Qualifications, Attributes and Skills for Board Membership
John P. Calamos, Sr. (1940)*	Chairman, Trustee and President (since 2014)	[___]	Founder, Chairman and Global Chief Investment Officer, Calamos Asset Management, Inc. ("CAM"), Calamos Investments LLC ("CILLC"), Calamos Advisors LLC and its predecessor ("Calamos Advisors") and Calamos Wealth Management LLC ("CWM"); Global Chief Investment Officer, Calamos Antetokounmpo Asset Management LLC ("CGAM"); Director, CAM; and previously Chief Executive Officer, Calamos Financial Services LLC ("CFS"), CAM, CILLC, Calamos Advisors, and CWM	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; earned a Masters of Business Administration degree

John S. Koudounis (1966)*	Trustee (since September 2025) and Vice President (since 2016)	[___]^^	President (since February 2021) and Chief Executive Officer, CAM, CILLC, Calamos Advisors, CWM, and CFS (since 2016); Chairman and Chief Executive Officer (since 2022), CGAM; Director, CAM (since 2016); prior thereto President and Chief Executive Officer (2010-2016), Mizuho Securities USA Inc.	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

Trustees Who Are Not Interested Persons of the ETF Trust:

Name and Year of Birth	Position(s) and Length of Time with Trust	Portfolios in Fund Complex^ Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships	Experience, Qualifications, Attributes and Skills for Board Membership
Hugh P. Armstrong (1961)	Trustee (since September 2025)	[___]	Partner (1997–2021) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1988-1997); Chair of the Board of Trustees of Escuela De Guadalupe School (since 2024 and Trustee 2014–2017 and since 2021); Trustee and Treasurer of Denver Ballet Guild Endowment Trust (since 2021); Director of the Friends of Queen's University of Belfast (since 2024); Former Chair of the Board and Trustee of St. Mary's Academy (2004–2012)	More than 25 years of experience in the financial services industry

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Name and Year of Birth	Position(s) and Length of Time with Trust	Portfolios in Fund Complex^ Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships	Experience, Qualifications, Attributes and Skills for Board Membership
Virginia G. Breen (1964)	Trustee (since 2015)	[___]	Private Investor; Trustee, UBS NY Fund Cluster (open-end funds) (since 2023); Director, Paylocity Holding Corporation (since 2018); Trustee, Neuberger Berman Private Equity Registered Funds (since 2015); Director, UBS A&Q Fund Complex (closed-end funds) (since 2008); Trustee, Jones Lang LaSalle Income Property Trust, Inc. (REIT) (2004–2023); Director, Tech and Energy Transition Corporation (blank check company) (2021-2023)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; earned a Masters of Business Administration degree

Jeffrey S. Phlegar (1966)	Trustee (since September 2025)	[___]	Chairman and CEO of MacKay Shields (2011–2024); EVP and Chief Investment Officer AllianceBernstein (1988–2011); former Senior member of the Management and M&A Committees of New York Life Investment Management, LLC (2018–Q1/2024); Chairman of the Plainview Funds (Irish QIAF) Board of Directors (2013–Q1/2024); Advisory Committee Member — Brewer Lane Ventures Fund I & II (2020–present)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; earned a Masters of Business Administration degree

William R. Rybak (1951)	Trustee (since 2014)	[___]	Private investor; Chairman (since 2016) and Director (since 2010), Christian Brothers Investment Services Inc.; Trustee, Jackson Credit Opportunities Fund (since 2023), Jackson Real Assets Fund (since 2024)(interval funds), JNL Series Trust and JNL Investors Series Trust (since 2007); JNL Variable Fund LLC (2007-2020), Jackson Variable Series Trust (2018-2020) and JNL formerly Director, Private Bancorp (2003–2017); Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager) (until 2000)	Served for multiple years as a trustee of the Trust; more than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; earned a Masters of Business Administration degree

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Name and Year of Birth	Position(s) and Length of Time with Trust	Portfolios in Fund Complex^ Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships	Experience, Qualifications, Attributes and Skills for Board Membership
Karen L. Stuckey (1953)	Trustee (since 2022)	[___]	Partner (1990–2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions from 1975–1990); Member of Executive, Nominating, and Audit Committees and Chair of Finance Committee (1992-2006); formerly Trustee, Denver Board of Oppenheimer Funds (open-end mutual funds) (2012–2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies

Christopher M. Toub (1959)	Trustee (since 2022)	[___]^^	Private investor; formerly Director of Equities, AllianceBernstein LP (until 2012)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; earned a Masters of Business Administration degree

Lloyd A. Wennlund (1957)	Trustee (since 2022)	[___]	Board Member, Mutual Fund Directors Forum (2023–present); Trustee and Chairman, Datum One Series Trust (since 2020); Expert Affiliate, Bates Group, LLC (financial services consulting and expert testimony firm) (since 2018); Executive Vice President, The Northern Trust Company (1989–2017); President and Business Unit Head of Northern Funds and Northern Institutional Funds (1994–2017); Director, Northern Trust Investments (1998–2017); Governor (2004–2017) and Executive Committee member (2011–2017), Investment Company Institute Board of Governors; Member, Securities Industry Financial Markets Association (SIFMA) Advisory Council, Private Client Services Committee and Private Client Steering Group (2006-2017); Board Member, Chicago Advisory Board of the Salvation Army (2011-2019)	More than 25 years of experience in the financial services industry; experience serving on boards of other entities, including other investment companies; earned a Masters of Business Administration degree

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^ The Fund Complex consists of Calamos Investment Trust, Calamos Advisors Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos ETF Trust, Calamos Antetokounmpo Sustainable Equities Trust, Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

^^ Messrs. Koudounis and Toub are the only Trustees of the ETF Trust who oversee Calamos Aksia Alternative Credit and Income Fund, Calamos Aksia Private Equity and Alternatives Fund, and Calamos Aksia Hedged Strategies Fund.

* Messrs. Calamos and Koudounis are trustees who are each an "interested person" of the ETF Trust as defined in the 1940 Act because each is an officer of the ETF Trust and is an affiliated person of the Adviser and CFS.

Officers of the ETF Trust:

Name and Year of Birth	Position(s) with Trust	Principal Occupation(s)
Stephen Atkins (1965)	Treasurer (since 2022)	Senior Vice President, Head of Fund Administration (since February 2020), Calamos Advisors; prior thereto Consultant, Fund Accounting and Administration, Vx Capital Partners (March 2019–February 2020); Chief Financial Officer and Treasurer of SEC Registered Funds, and Senior Vice President, Head of European Special Purpose Vehicles Accounting and Administration, Avenue Capital Group (2010–2018)

Daniel Dufresne (1974)	Vice President (since 2022)	Executive Vice President and Chief Operating Officer, CAM, CILLC, Calamos Advisors, and CWM (since April 2021); President, CGAM (since 2022); prior thereto Citadel (1999–2020): Partner (2008–2020), Managing Director/Global Treasurer (2008–2020), Global Head of Operations (2011–2020); Global Head of Counterparty Strategy (2018-2020); Senior Advisor to the COO (2020); CEO, Citadel Clearing LLC (2015-2020)

Thomas E. Herman (1961)	Vice President (since 2016) and Chief Financial Officer (2016–2017 and since 2019)	Executive Vice President (since February 2021) and Chief Financial Officer, CAM, CILLC, Calamos Advisors, and CWM (since 2016); Chief Financial Officer and Treasurer, CGAM (since 2022); prior thereto Chief Financial Officer and Treasurer, Harris Associates (2010–2016)

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Name and Year of Birth	Position(s) with Trust	Principal Occupation(s)
Walter Kelly (1970)	Chief Compliance Officer (since 2025)	Senior Vice President, Chief Compliance Officer — Calamos Funds, Co-Chief Compliance Officer — Calamos Advisors (since 2025); prior thereto General Counsel, Cedar Pine, LLC (2021–2025); Chief Compliance Officer, SBB Research Group, LLC (2021–2025); Managing Director, Nuveen Investments (2017–2020), Senior Vice President (2008–2017) and Chief Compliance Officer, Nuveen Funds (2006–2020)

Thomas P. Kiley III (1968)	Vice President (since 2024)	Senior Vice President, Chief Distribution Officer (since 2024), CAM, CILLC, and Calamos Advisors; Principal Executive Officer and Chief Distribution Officer (since 2024), CFS; prior thereto Managing Director, RIA Eastern Divisional Sales Manager, BlackRock Investments, Inc. (2017–2024)

Erik D. Ojala (1975)	Vice President and Secretary (since 2023)	Senior Vice President, General Counsel and Secretary, CAM, CILLC, Calamos Advisors, CWM (since 2023); Chief Legal Officer, CGAM (since 2023); General Counsel and Secretary, CFS (since 2023); prior thereto Executive Vice President and General Counsel (2017–2023), Secretary (2010–2023) and Chief Compliance Officer (2021–2023), Harbor Capital Advisors, Inc.; Director and Secretary (2019-2023) and Chief Compliance Officer (2022-2023), Harbor Trust Company, Inc.; Director, Executive Vice President (2017-2023) and Chief Compliance Officer (2017-2021, 2022-2023), Harbor Funds Distributors, Inc.; Director (2017-2023), Assistant Secretary (2014-2023) and Chief Compliance Officer (2022-2023), Harbor Services Group, Inc.; Chief Compliance Officer, Harbor ETF Trust (2021-2023); and Chief Compliance Officer of Harbor Funds (2017-2023)

Committees of the Board

The Board has established five standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Valuation Committee, and the Governance Committee.

Executive Committee. Messrs. John Calamos and Christopher Toub are members of the Executive Committee, which has authority during intervals between meetings of the Board to exercise the powers of the Board, with certain exceptions.

Dividend Committee. Mr. John Calamos serves as the sole member of the Dividend Committee, which is authorized, subject to Board review, to declare distributions on Fund Shares in accordance with each series' distribution policies.

Audit Committee. Messrs. Armstrong, Phlegar, Rybak (Chair), Toub and Wennlund and Mses. Breen and Stuckey serve on the Audit Committee. The Audit Committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors' performance, reviews the results of the ETF Trust's audit and responds to other matters deemed appropriate by the Board. All members are independent trustees of the ETF Trust.

Valuation Committee. Messrs. Armstrong, Phlegar, Rybak, Toub and Wennlund (Chair) and Mses. Breen and Stuckey serve on the Valuation Committee. The Valuation Committee oversees valuation matters of the ETF Trust delegated to the valuation designee, reviews the ETF Trust's valuation procedures and their application, reviews pricing errors and procedures for calculation of NAV of each series, and responds to other matters deemed appropriate by the Board.

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Governance Committee. Messrs. Armstrong, Phlegar, Rybak, Toub and Wennlund and Mses. Breen (Chair) and Stuckey serve on the Governance Committee. The Governance Committee oversees the independence and effective functioning of the Board, makes recommendations regarding compensation of independent trustees, and functions as a nominating committee by making recommendations regarding candidates for election as non-interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Fund, search firms that are compensated for their services and other third-party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.

Board Leadership Structure

The Board is currently composed of ten members, eight of whom are non-interested trustees. The chairman of the Board is an "interested person" of the ETF Trust. The non-interested trustees have appointed a lead independent trustee who serves as a liaison between the Adviser and the non-interested trustees and leads the non-interested trustees in all aspects of their oversight of the Acquiring Fund.

Trustee and Officer Compensation

John P. Calamos, Sr. and John Koudounis, as trustees who are "interested persons" of the ETF Trust, do not receive compensation from the ETF Trust. The following table sets forth the estimated compensation to be paid by the ETF Trust to each of the current trustees for the Acquiring Fund's initial fiscal year ending July 31, 2026, and total compensation from the Calamos Fund Complex for the period August 1, 2024 through July 31, 2025.

Name	Estimated Compensation from the Acquiring Fund (First Fiscal Year Ending 7/31/26)	Total Compensation from Calamos Fund Complex(2) (8/1/24 – 7/31/25)
John P. Calamos, Sr.	—	—
John S. Koudounis*	—	—
Hugh P. Armstrong*	[ ]	—
Virginia G. Breen	[ ]	$220,000
Jeffrey S. Phlegar*	[ ]	—
William R. Rybak	[ ]	$230,000
Karen L. Stuckey	[ ]	$210,000
Christopher M. Toub	[ ]	$210,000

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Name	Estimated Compensation from the Acquiring Fund (First Fiscal Year Ending 7/31/26)	Total Compensation from Calamos Fund Complex(2) (8/1/24 – 7/31/25)
Lloyd A. Wennlund	[ ]	$220,000
Walter Kelly** (Chief Compliance Officer)	[ ]	$1,510

(1) Compensation paid to the Independent Trustees for the Fund’s initial fiscal year ending July 31, 2026.

(2)  Calamos Funds Complex consisted of 49 portfolios as of the end of the period indicated.

* Messrs. Armstrong, Koudounis, and Phlegar were elected to the Board effective September 1, 2025.

** Mr. Kelly was designated as Chief Compliance Officer effective July 29, 2025.

The compensation paid to the non-interested trustees consists of an annual retainer fee of $210,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee, and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $7,000 for any special board meeting attended in person or $3,500 for any special board meeting attended by telephone.

Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the Board.

The ETF Trust has adopted a deferred compensation plan for non-interested trustees. Under the plan,  a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his or her compensation from the ETF Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferred compensation account as of the business day such compensation otherwise would have been paid to the trustee.  The value of a trustee's deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. The Fund’s obligation to make payments under the Plan is a general obligation of that Fund. The Fund is not liable for any other Fund’s obligations to make payments under the Plan.

Code of Ethics

Personnel of the Adviser and CFS are permitted to make personal securities transactions, including transactions in securities that the ETF Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust and the Codes of Ethics of the Adviser and CFS adopted pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Adviser and CFS personnel and the interests of investment advisory clients such as the Trust. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions may not be made in certain securities, and require the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate personnel.

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Affiliates of Calamos Advisors and CFS, CAM, CILLC, Calamos Partners LLC (“CPL”), Calamos Family Partners, Inc. (“CFP”) and the owners of these affiliates, which include John P. Calamos, Sr. and members of his family (“Calamos Family”), may invest in products managed by Calamos Advisors to support the continued growth of our investment products and strategies, including investments to seed new products. Notwithstanding any provision to the contrary in the Code of Ethics, investments and corresponding hedging transactions made by Calamos Advisors, CFS, CAM, CILLC, CPL, CFP and the Calamos Family in Calamos products (excluding Closed-End Funds and ETFs) are not subject to restrictions of the Code of Ethics, such as the short-term trading ban. However, these hedging transactions are subject to pre-clearance by the Corporate Investment Committee. Calamos Advisors’ CCO and Funds’ CCO are copied in the approval process. In addition, these entities do not receive preferential treatment over clients. (They may, however, be traded together with discretionary client transactions.)

The General Counsel may approve additional strategies or instruments based on unusual market circumstances and on the determination that the transactions would not impact the broader market or conflict with any customer activity.

The Acquiring Fund's Code of Ethics, and the Codes of Ethics of the Adviser and CFS, are available on the SEC's EDGAR database at www.sec.gov.

Proxy Voting Procedures

The Acquiring Fund has delegated proxy voting responsibilities to the Adviser, subject to the Board's general oversight. The Adviser has adopted its own Proxy Voting Policies and Procedures (the "Policies"), which address, among other things, conflicts of interest that may arise between the Acquiring Fund's interests and the interests of the Adviser and its affiliates.

To assist it in voting proxies, the Adviser has established a Proxy Review Committee comprised of representatives of its Portfolio Management, Operations, and advisory non-voting members from the Legal and Compliance Departments. The committee and/or its members will vote proxies using the following guidelines.

In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s management, including, but not by way of limitation, management’s recommendations on the election of directors but will consider both meeting attendance and number of boards each board member sits on when determining its vote.

Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, reorganizations, shareholder rights plans, “poison pills”, severance compensation packages, golden parachutes, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.

Calamos Advisors has assigned its administrative duties with respect to the proxy analysis and voting decisions to the “Proxy Group” (the Investment team - research analysts and portfolio management), and administrative processing to its Corporate Actions Group within the Operations Department. To assist it in analyzing proxies, the Adviser subscribes to Glass Lewis, an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and voting recommendations. Glass Lewis facilitates the voting of each proxy by applying Calamos’ custom proxy voting rules (“proxy voting policy”) to the proposal(s). Any proxy proposal that is not covered by the proxy voting guidelines is reviewed and considered by Calamos’ Proxy Group and voted in accordance with that review.

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Finally, Calamos Advisors has established procedures to help identify and resolve conflicts of interest that might arise when voting proxies for the Funds. Calamos will generally apply its proxy voting policy to proxy proposals regardless of whether a conflict has been identified. However, in these situations, the Proxy Group will refer the proxy proposal, along with the recommended course of action, if any, to the Proxy Review Committee or a subcommittee thereof (each, a “committee”) for evaluation. The committee will independently review the proposals and determine the appropriate action to be taken. The Corporate Actions Group will then memorialize the conflict(s) and the procedures used to address the conflict.

The Trust is required to file with the SEC on Form N-PX its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Acquiring Fund's proxy voting record will be available by August 31 of each year (1) on the SEC's website at www.sec.gov, (2) on the Calamos Funds' website at www.calamos.com, and (3) without charge, upon request, by calling (866) 363-9219.

You may obtain a copy of Calamos Advisors’ Policies by calling 866.363.9219, by emailing caminfo@calamos.com, or by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding Fund Shares of the Acquiring Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Acquiring Fund or acknowledges the existence of control.

As of the date of this SAI, the Acquiring Fund has not commenced operations and no Fund Shares have been publicly offered. Accordingly, no person owns 5% or more of the outstanding Fund Shares of the Acquiring Fund. Information regarding principal holders of the Target Fund is set forth in the Prospectus/Proxy Statement.

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INVESTMENT ADVISORY SERVICES

Investment Adviser

Investment management and certain other services are provided to the ETF Trust by Calamos Advisors LLC (the "Adviser") pursuant to a Management Agreement between the ETF Trust and the Adviser (the "Management Agreement"). The Adviser also furnishes office space, equipment and management personnel to the ETF Trust.

The Acquiring Fund pays the Adviser a unitary management fee based on its average daily net assets that is accrued daily and paid on a quarterly basis at the annual rate of 0.79% of average daily net assets.

Out of this unitary management fee, the Adviser pays substantially all expenses of the Acquiring Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees, except for: (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) acquired fund fees and expenses; (iii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iv) taxes; (v) interest; and (vi) extraordinary expenses.

Affiliated Waiver. With respect to any Calamos Fund that invests in Fund Shares of the Acquiring Fund in reliance on Section 12(d)(1)(G), the Adviser agrees to waive an amount equal to the portion of the advisory fee payable to the Acquiring Fund that is attributable to the investing fund's investment in the Acquiring Fund, based on daily net assets.

At a meeting held on April 8, 2026, the Board approved the Investment Management Agreement for the Acquiring Fund. A discussion regarding the basis for the Board's approval of the Investment Management Agreement on behalf of the Acquiring Fund will be included in the first shareholder report that covers the period in which the Acquiring Fund commences operations.

Ownership Structure of the Adviser

The Adviser is a wholly owned subsidiary of Calamos Investments LLC ("CILLC"). Calamos Asset Management, Inc. ("CAM") is the sole manager of CILLC. As of December 31, 2025, approximately 22% of the outstanding interests of CILLC was owned by CAM and the remaining approximately 78% of CILLC was owned by Calamos Partners LLC ("CPL") and Calamos Equity Partners LLC ("CEP"). CAM was owned by John P. Calamos, Sr. and John S. Koudounis. CPL was owned by John S. Koudounis and Calamos Family Partners, Inc. ("CFP"). CFP was beneficially owned by members of the Calamos family, including John P. Calamos, Sr. In addition, Mr. Koudounis has the option to purchase a controlling interest in CPL upon the death or permanent disability of John P. Calamos, Sr., provided Mr. Koudounis is then serving as Chief Executive Officer of CAM and CILLC.

John P. Calamos, Sr. is an affiliated person of the Acquiring Fund and the Adviser by virtue of his position as Chairman, Trustee and President of the ETF Trust and Chairman and Global Chief Investment Officer (“Global CIO”) of the Adviser. John S. Koudounis, Thomas P. Kiley, Thomas E. Herman, Erik D. Ojala, Stephen Atkins, Daniel Dufresne and Walter Kelly are affiliated persons of the Acquiring Fund and the Adviser by virtue of their positions as Trustee and Vice President; Vice President; Vice President and Chief Financial Officer; Vice President and Secretary; Treasurer; Vice President; and Chief Compliance Officer of the ETF Trust; respectively, and as President and Chief Executive Officer; Senior Vice President and Chief Distribution Officer; Executive Vice President and Chief Financial Officer; Senior Vice President, General Counsel and Secretary; Senior Vice President and Head of Fund Administration; Executive Vice President and Chief Operating Officer; and Co-Chief Compliance Officer of Calamos Advisors, respectively.

The use of the name "Calamos" in the name of the ETF Trust and the Acquiring Fund is pursuant to a license granted by CILLC, and the ETF Trust has agreed to change the names to remove such references if the Adviser ceases to act as Adviser to the Acquiring Fund.

Management Approach

The Adviser employs a "team of teams" approach to portfolio management, led by the Global CIO and a CIO team consisting of five Co-CIOs with specialized areas of investment expertise. The Global CIO and Co-CIO team are responsible for oversight of investment team resources, investment processes, performance and risk.

This team of teams approach is further reflected in the composition of the Adviser's Investment Committee, made up of the Global CIO, the Co-CIO team, and the Global Head of Trading.

Portfolio Manager

Brandon Nelson is the sole portfolio manager responsible for the day-to-day management of the Acquiring Fund.

Mr. Nelson joined Calamos Advisors on May 31, 2019 as a Senior Portfolio Manager. Previously, he was President, Chief Investment Officer and a director of Timpani Capital Management, LLC since 2008.

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Other Accounts Managed by Brandon Nelson (as of [May] 31, 2026):

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts	[___]	[___]	—
Total Assets	$[___]	$[___]	—
Accounts with Performance-Based Fee	[___]	—	—
Assets with Performance-Based Fee	$[___]	—	—

Portfolio Manager Compensation. As of December 31, 2025, Brandon Nelson receives all of his compensation from Calamos Advisors in the form of: (i) an annual base salary; (ii) a discretionary bonus (payable in cash); and (iii) eligibility for the Adviser's Long-Term Incentive ("LTI") program, which is an incentive award vesting over time that reflects appreciation and depreciation in the value of both the funds managed by such professional and the company generally. LTI awards granted in 2026 vest on a three-year schedule (25% on or about the first anniversary, 25% on or about the second anniversary, and 50% on or about the third anniversary). Each investment team LTI award is allocated as follows: (i) 33.3% to track the value of the associate's managed strategies; (ii) 33.3% to track the Calamos strategy of the associate's choice; and (iii) 33.3% to track the value of the firm.

Ownership of Fund Shares. The Acquiring Fund had not yet publicly offered any Fund Shares for sale prior to the date of this SAI. Accordingly, Brandon Nelson does not own any Fund Shares as of the date of this SAI.

Potential Conflicts of Interest. The Portfolio Manager is responsible for managing both the Acquiring Fund and other accounts. The side-by-side management of the Acquiring Fund and other accounts may raise potential conflicts of interest due to certain trading practices (e.g., cross trades between the Acquiring Fund and another account and allocation of aggregated trades). The Adviser has developed policies and procedures reasonably designed to mitigate those conflicts, including policies designed to ensure the fair allocation of securities purchased on an aggregated basis.

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DISTRIBUTOR

The Acquiring Fund's distributor is Calamos Financial Services LLC ("CFS" or the "Distributor"), 2020 Calamos Court, Naperville, Illinois 60563. The Distributor has entered into a distribution agreement (the "Distribution Agreement") with the ETF Trust pursuant to which it distributes Fund Shares. The Distribution Agreement is the ETF Distribution Agreement dated December 19, 2023 between Calamos ETF Trust and CFS, as amended.

Fund Shares will be continuously offered for sale by the ETF Trust through the Distributor only in Creation Units. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the ETF Trust. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and a member of the Financial Industry Regulatory Authority, Inc. ("FINRA").

The Distributor has no role in determining the investment policies of the Acquiring Fund, or which securities are to be purchased or sold by the Acquiring Fund.

12b-1 Plan. The Board has adopted a distribution and service plan ("Distribution and Service Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, the Acquiring Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No distribution or service fees are currently paid by the Acquiring Fund, however, and there are no current plans to impose these fees. In the event such fees were to be charged, over time they would increase the cost of an investment in the Acquiring Fund because they would be paid on an ongoing basis.

The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Acquiring Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees and (2) by a vote of the majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by majority vote of the outstanding Fund Shares and by the independent trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the independent trustees or by 1940 Act majority vote of the outstanding Fund Shares.

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OTHER COMPENSATION TO INTERMEDIARIES

Calamos Advisors and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund Shares. In their discretion, Calamos Advisors and its affiliates may make payments to an Intermediary for various purposes. These payments do not increase the amount paid by you or the Fund, as they are paid from the legitimate profits from these entities in what is generally referred to as “revenue sharing.”

Revenue sharing payments are generally a percentage of the account’s average annual net assets. Calamos Advisors and its affiliates may make these payments to an Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives, to provide marketing support and other specified services. To the extent that the Fund does not pay for these costs directly, Calamos Advisors and its affiliates may also make payments to certain financial intermediaries for administrative services such as record keeping, sub-accounting for shareholder accounts, client account maintenance support, statement preparation, transaction processing, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain trading systems, or one-time payments for services such as setting up the Fund on a intermediary’s trading system.

In addition, Calamos Advisors and its affiliates may also share certain marketing expenses with intermediaries, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for such financial intermediaries to raise awareness of the Fund. Calamos Advisors and its affiliates may make payments to participate in intermediary marketing support programs which may provide Calamos Advisors, as applicable, with one or more of the following benefits: attendance at sales conferences, participation in meetings or training sessions, access to or information about intermediary personnel, use of an intermediary’s marketing and communication infrastructure, fund analysis tools, data and data analytics, business planning and strategy sessions with intermediary personnel, information on industry- or platform specific developments, trends and service providers, and other marketing-related services. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of the Fund and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Fund to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Fund available to their customers.

These payments may provide Intermediaries with an incentive to favor Fund Shares of the Fund over sales of shares of other ETFs or non-ETF investments. These payments may influence the Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Intermediary’s website for more information. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund Shares and you should discuss this matter with your Intermediary and its representatives. The Fund may utilize an Intermediary that offers and sells Fund Shares to execute portfolio transactions for the Fund. The Fund and Calamos Advisors do not consider sales of Fund Shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

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PORTFOLIO TRANSACTIONS

Calamos Advisors is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.

Portfolio transactions on behalf of the Fund effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the OTC markets, but the price the Fund pays usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.

In allocating the Fund’s portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement.

Calamos Advisors does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Calamos Advisors does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Calamos Advisors has entered into client commission agreements (“CCAs”) with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third parties or other broker-dealers that provide Calamos Advisors with research or brokerage services, as permitted under Section 28(e) of the Exchange Act. CCAs allow Calamos Advisors to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Calamos Advisors are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Calamos Advisors and such research may not necessarily be used by Calamos Advisors in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services.

As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Fund, to the extent permitted by law, through broker-dealers affiliated with the Fund, Calamos Advisors, CFS, or other broker-dealers distributing Fund Shares of the Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Fund.

In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.

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ADDITIONAL INFORMATION CONCERNING FUND SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on June 17, 2013, and has authorized capital of unlimited Fund Shares of beneficial interest of no-par value that may be issued in more than one class or series. Currently, the Trust consists of [forty-four] actively managed series. The Board of Trustees may designate additional series.

Under Delaware law, the Trust is not required to hold an annual shareholders’ meeting if the 1940 Act does not require such a meeting. Shareholders holding two-thirds of Fund Shares outstanding of the relevant Fund may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Fund Shares are freely transferable. Fund Shares will not have preemptive rights or cumulative voting rights, and none of the Fund Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Fund Shares have equal voting rights. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Fund Shares constituting a Creation Unit or to specify that Fund Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Fund Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of the Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of the Fund’s property for all loss and expense of the Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

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If the Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Fund Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled “Fund Facts — Book Entry.”

The Depository Trust Company (“DTC”) acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

The Trust is required to disclose on a quarterly basis the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Forms N-PORT are available without charge, upon request, by calling (866) 363-9219 or by writing to Calamos ETF Trust, 2020 Calamos Court, Naperville, IL 60563.

Derivative Actions

The Second Amended and Restated Trust Instrument (the "Trust Instrument") requires, within Section 9 of Article IV, that before bringing any derivative action on behalf of the Fund, Shareholders must have made a written demand to the Board of Trustees requesting that they cause the Trust or affected Series or Class, as applicable, to file the action itself.

In order to warrant consideration, any such written demand must include at least the following:

(1)  a detailed description of the action or failure to act complained of and the facts upon which each such allegation is made;

(2)  a statement to the effect that the complaining Shareholders believe that they will fairly and adequately represent the interests of similarly situated Shareholders in enforcing the right of the Trust or the affected Series or Class, as applicable and an explanation of why the complaining Shareholders believe that to be the case;

(3)  a certification that the following requirements have been met, as well as information reasonably designed to allow the Trustees to verify that certification:

(a)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as      applicable, at the time of the action or failure to act complained of, or acquired the Shares afterwards by     operation of law from a Person who was a Shareholder at that time; and

(b)  each complaining Shareholder was a Shareholder of the Trust or the affected Series or Class, as      applicable, as of the time the demand required by Section 9 of Article IV was made; and

(4)  a certification that each complaining Shareholder will be a Shareholder of the Trust or the affected Series or Class, as applicable as of the commencement of the derivative action.

The Trust Instrument further provides that at least 10% of the Shareholders of the Trust or the affected Series or Class, as applicable, must join in bringing the derivative action. This provision does not apply to claims brought under the federal securities laws.

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The Trust Instrument also provides that a copy of the derivative complaint must be served on the Trust, assuming the requirements described above have already been met and the derivative action has not been barred as further described in the Trust Instrument.

Forum and Waiver of Jury Trial

Section 10 of Article X of the Trust Instrument outlines which shareholder actions must be brought in state court and which must be brought in federal court. This section states in particular that, unless the Trust consents in writing to the selection of an alternative forum, the Federal District Courts of the United States of America shall be the sole and exclusive forum for the resolution of any complaint asserting a cause of action arising under any federal securities law. This provision may increase costs for a shareholder to bring a claim or may limit a shareholder's ability to bring a claim in a judicial forum that they find more convenient or favorable. While the enforceability of the exclusive forum provisions may be challenged, this section also provides that if any provisions of Section 10 shall be held to be invalid, illegal or unenforceable, the validity, legality and enforceability of the remaining portions will still apply.

Section 10 of Article X of the Trust Instrument also states that shareholders and all other such persons bringing any such suit, action, or proceeding in the Superior Court in the State of Delaware waive the right to a trial by jury to the fullest extent permitted by law.

For more detailed information on the Fund, several additional sources of information are available to you. The Fund's SAI, incorporated by reference into this prospectus, contains detailed information on the Fund's policies and operation. Additional information about the Fund's investments will be available in the annual and semi-annual reports to shareholders. In the Fund's annual reports, once available, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund's performance during the last fiscal period. The Fund's most recent SAI, annual or semi-annual reports, once available, and certain other information are available free of charge by calling the Fund at (866) 363-9219, on the Fund's website at www.calamos.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

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CREATION AND REDEMPTION OF CREATION UNITS

General

The Fund will issue and sell Fund Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to the Fund is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Distribution of Fund Shares

In connection with its launch, the Fund was seeded through the sale of one or more Creation Units to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants or a lead market maker, other third-party investor or an affiliate of the Fund or the Adviser purchasing from an Authorized Participant. Each such initial investor may sell some or all of the Fund Shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which Fund Shares have been registered to permit the resale from time to time after purchase. No Fund will receive any of the proceeds from the resale by the Selling Shareholders of these Fund Shares. Selling Shareholders may sell Fund Shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the Fund Shares may be listed or quoted at the time of sale, through trading systems, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the Fund Shares held in Creation Unit size by them through an Authorized Participant. Any Selling Shareholder and any broker-dealer or agents participating in the distribution of Fund Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act, in connection with such sales. Any Selling Shareholder and any other person participating in such distribution will be subject to any applicable provisions of the Exchange Act and the rules and regulations thereunder.

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Fund Deposit

The consideration for purchase of a Creation Unit of the Fund generally consists of the in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit, and the Cash Component (defined below), computed as described below. The Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

The Fund, through NSCC, make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of Fund Shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Fund Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

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The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”). The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit from certain corporate actions.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party” (i.e., a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Fund Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for the Fund for orders to purchase Creation Units is expected to be 2:00 p.m. Eastern Time which time may be modified by the Fund from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 2:30 p.m. Eastern Time or such earlier time as may be designated by the Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Fund Shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of the Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failures may impede the ability to reach the Transfer Agent or an Authorized Participant.

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Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. The Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using the Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to up to 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases.

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The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units

The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Fund Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for the Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units created in the transaction. The Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

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In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because Fund Shares may be issued on an ongoing basis, a “distribution” of Fund Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent Fund Shares, and sells those Fund Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Fund Shares with an active selling effort involving solicitation of secondary-market demand for Fund Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemptions

Fund Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the Fund, the Trust will not redeem Fund Shares in amounts less than Creation Units. Investors must accumulate enough Fund Shares in the secondary market to constitute a Creation Unit to have such Fund Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit.

With respect to the Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities — as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that the Fund Securities have a value greater than the NAV of Fund Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

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Redemption Transaction Fee

A fixed redemption transaction fee, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for the Fund is $250 for in-kind Creation Units or $100 for cash Creation Units, or such other amount as agreed to in writing between the parties, regardless of the number of Creation Units redeemed in the transaction. The Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

In addition, a variable fee, payable to the Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash redemptions, non-standard orders, or partial cash redemptions (when cash redemptions are available) of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with selling portfolio securities to satisfy a cash redemption. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Fund Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fund Shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

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Additional Redemption Procedures

In connection with taking delivery of Fund Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Fund Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Fund Shares or determination of the NAV of Fund Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require, in certain circumstances, a delivery process longer than seven calendar days for the Fund. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

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Custom Baskets

Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and their shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Adviser has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund’s policies and procedures.

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DETERMINATION OF NET ASSET VALUE

The NAV of Fund Shares is determined at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. NAV is computed by determining the aggregate market value of all assets of the applicable Fund, less its liabilities, divided by the total number of Fund Shares outstanding ((assets-liabilities)/number of Fund Shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Fund, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for the Fund for a particular day is applicable to all applications for the purchase of Fund Shares, as well as all requests for the redemption of Fund Shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Futures, swaps and options contracts listed for trading on a futures or options exchange or board of trade for which market quotations are generally available are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price. Total return swaps on exchange-listed securities are valued at the last quoted sale price, or, in the absence of a sale, at the mean of the last bid and ask price.

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If market quotations are not readily available, securities or other assets will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security or other asset may be materially different than the value that could be realized upon the sale of that security or other asset. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to Calamos Advisors as “valuation designee” for the Fund. Calamos Advisors may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. Calamos Advisors reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities or other assets. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its Fund Shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund Shares.

In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’ NAVs by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other funds to determine NAV, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

DIVIDENDS AND DISTRIBUTIONS

General Policies

The Fund intends to make annual distributions, including long-term capital gains, if any.

Dividend Distributions

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Fund Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both investment income and realized gains will be automatically reinvested in additional whole Fund Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Fund Shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Fund Shares to the same extent as if such distributions had been received in cash.

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TAXATION

General

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Acquiring Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Acquiring Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Acquiring Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Acquiring Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Acquiring Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Acquiring Fund's assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Acquiring Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Acquiring Fund.

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As a regulated investment company, the Acquiring Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders. The Acquiring Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain.

If the Acquiring Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. However, if the Acquiring Fund retains any net capital gain, the Acquiring Fund may report the retained amount as undistributed capital gains to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain their proportionate share of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the federal income tax paid by the Acquiring Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If the Acquiring Fund makes this designation, the tax basis of shares owned by a shareholder of the Acquiring Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the federal income tax deemed paid by the shareholder.

In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Acquiring Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years.

In order to prevent application of the excise tax, the Acquiring Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Acquiring Fund in October, November or December with a record date in such a month and paid by the Acquiring Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Acquiring Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Acquiring Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

The remainder of this discussion assumes that the Acquiring Fund will qualify as a regulated investment company.

Tax Consequences of the Reorganization

For a summary of the material U.S. federal income tax consequences of the Reorganization, see "U.S. FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION" in the Prospectus/Proxy Statement. Following the Reorganization, the Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383, and 384 of the Code.

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Distributions

Dividends paid out of the Acquiring Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Acquiring Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions paid by the Acquiring Fund may be taxed at long-term capital gains tax rates. In particular, dividends received by an individual shareholder from a regulated investment company such as the Acquiring Fund may be treated as “qualified dividend income” that is eligible to be taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied by both the Acquiring Fund and shareholder and provided the dividends are attributable to qualifying dividends received by the Acquiring Fund itself. In order for some portion of the dividends received by an Acquiring Fund shareholder to be “qualified dividend income” that is eligible for taxation at long-term capital gain rates, the Acquiring Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Acquiring Fund’s shares. In general, a dividend is not treated as qualified dividend income (at either the Acquiring Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest; or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States), or (b) treated as a passive foreign investment company.

Income from the Acquiring Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A portion of dividends from the Acquiring Fund also may be eligible for the dividends-received deduction allowed to corporations, provided certain holding period and other requirements are satisfied. The eligible portion is not permitted to exceed the aggregate dividends the Acquiring Fund receives from U.S. corporations. A dividend received by the Acquiring Fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the Acquiring Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Acquiring Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Acquiring Fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. The Internal Revenue Service and the Department of the Treasury have issued regulations that impose special rules in respect of capital gain dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code.

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Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Acquiring Fund on the reinvestment date. A distribution of an amount in excess of the Acquiring Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares. Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year. Any loss realized on a sale or exchange will be disallowed to the extent that Fund Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Fund Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units

An Authorized Participant that exchanges securities for Creation Units will generally recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange, plus (or minus) any Cash Component received (or paid), and such Authorized Participant's aggregate basis in the securities surrendered. If an Authorized Participant exchanges Creation Units for securities, then the Authorized Participant will generally recognize a gain or loss equal to the difference between the aggregate market value of the securities received, plus (or minus) any Cash Redemption Amount received (or paid), and such Authorized Participant’s basis in the Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in the Authorized Participant’s economic position. Persons exchanging securities should consult their own tax advisor with respect to the applicability of the wash sale rules and the availability and timing of a deduction for any loss.

In addition, when a regulated investment company redeems a shareholder in kind, the regulated investment company generally is not required to recognize taxable gains in respect of the portfolio securities it distributes to the redeeming shareholder. However, the Acquiring Fund may be required to recognize taxable gain on the distribution of certain securities, and the Internal Revenue Service may assert that the Acquiring Fund must recognize taxable gain in respect of certain other securities that the Acquiring Fund distributes to a shareholder in exchange for Creation Units, which may increase the amount of taxable gains that the Acquiring Fund would otherwise be required to distribute in order to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

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Authorized Participants that are dealers may be subject to special tax rules and should consult their own tax advisors regarding the tax consequences of purchasing and redeeming Creation Units in their capacity as dealers.

Treatment of Fund Expenses

Expenses incurred and deducted by the Acquiring Fund will generally not be treated as income taxable to shareholders.

Options, Futures and Forward Contracts, and Swap Agreements or Derivatives

In general, option premiums received by the Acquiring Fund are not immediately included in the income of the Acquiring Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Acquiring Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Acquiring Fund is exercised and the Acquiring Fund sells or delivers the underlying stock, the Acquiring Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Acquiring Fund minus (b) the Acquiring Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Acquiring Fund pursuant to the exercise of a put option written by it, the Acquiring Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Acquiring Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Acquiring Fund is greater or less than the amount paid by the Acquiring Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Acquiring Fund expires unexercised, the Acquiring Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain positions entered into by the Acquiring Fund (including options, futures contracts, forward contracts, foreign currency positions and swap agreements) may be governed by Section 1256 of the Code (“Section 1256 contracts”). Any gains or losses on Section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by the Acquiring Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

The Acquiring Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the straddle rules contained primarily in Section 1092 of the Code. In some cases, the straddle rules also could apply in connection with swap agreements and other derivatives. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. The straddle rules and the rules governing qualified covered calls may affect the character of gains (or losses) realized by the Acquiring Fund by causing gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the dividends-received deduction, as the case may be. In addition, losses realized by the Acquiring Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

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Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Acquiring Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear. The Acquiring Fund may make one or more of the elections available under the Code which are applicable to straddles.

If the Acquiring Fund makes any of the elections, the amount, character and timing of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Acquiring Fund that did not engage in such hedging transactions.

In addition, the Acquiring Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules), which could affect the amount, timing and/or character of distributions to shareholders. The qualifying income and diversification requirements applicable to the Acquiring Fund’s assets may limit the extent to which the Acquiring Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments. Rules governing the tax aspects of swap agreements and other derivative instruments are not entirely clear in certain respects. Accordingly, while the Acquiring Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Acquiring Fund as a regulated investment company might be affected. The Adviser intends to monitor developments in this area. An adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Acquiring Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid the Fund-level tax.

Investments in Other Investment Companies

The Acquiring Fund’s investments in shares of other investment companies that qualify as regulated investment companies (each an “underlying RIC”) can cause the Acquiring Fund to be required to distribute greater amounts of net investment income or net capital gain than the Acquiring Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from the Acquiring Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Acquiring Fund invested directly in the securities held by the underlying RIC. If the Acquiring Fund receives dividends from an underlying regulated investment company and the underlying regulated investment company reports such dividends as qualified dividend income, then the Acquiring Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Acquiring Fund meets holding period and other requirements with respect to shares of the underlying RIC. If the Acquiring Fund receives dividends from an underlying regulated investment company and the underlying regulated investment company reports such dividends as eligible for the dividends-received deduction, then the Acquiring Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Acquiring Fund meets holding period and other requirements with respect to shares of the underlying RIC.

Nature of Fund Investments

Certain of the Acquiring Fund’s investment practices may be subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Acquiring Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

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Non-U.S. Taxes

Income and proceeds received by the Acquiring Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Acquiring Fund’s return on investments in such countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. Shareholders generally will not be entitled separately to claim a credit or deduction in respect of non-U.S. taxes paid or treated as paid by the Acquiring Fund. In addition, the Acquiring Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Acquiring Fund’s recognition of ordinary income and may affect the timing or amount of the Acquiring Fund’s distributions.

Investments in Certain Non-U.S. Corporations

If the Acquiring Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Acquiring Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Acquiring Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Acquiring Fund may be able to make an election that could ameliorate these adverse tax consequences. For instance, the Acquiring Fund may elect to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Acquiring Fund’s taxable year. If the Acquiring Fund were to make a mark-to-market election, the Acquiring Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Acquiring Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding

The Acquiring Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Acquiring Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership ("non-U.S. shareholder") depends on whether the income of the Acquiring Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the Department of the Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the Department of the Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. The Internal Revenue Service and the Department of the Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Acquiring Fund pays.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not (i) certify that the entity does not have any substantial U.S. owners or (ii) provide the name, address and TIN of each substantial U.S. owner. The Internal Revenue Service and the Department of the Treasury have issued proposed regulations providing that these withholding rules will also not be applicable to the gross proceeds of share redemptions or capital gains dividends that the Acquiring Fund pays.

Income Not Effectively Connected

If the income from the Acquiring Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions. Distributions of capital gain dividends and any amounts retained by the Acquiring Fund which are properly reported by the Acquiring Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Acquiring Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption.

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If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale, redemption or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. Distributions from the Acquiring Fund that are properly reported by the Acquiring Fund as an interest-related dividend attributable to certain interest income received by the Acquiring Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Acquiring Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Acquiring Fund makes certain elections and certain other conditions are met.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to U.S. withholding tax and may give rise to an obligation on the part of the non-U.S. shareholder to file a U.S. tax return.

Income Effectively Connected. If the income from the Acquiring Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Acquiring Fund which are properly reported by the Acquiring Fund as undistributed capital gains and any gains realized upon the sale, redemption or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Acquiring Fund.

Capital Loss Carryforward

Net capital gains of the Acquiring Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Acquiring Fund.

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CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company ("State Street"), located at 1 Lincoln Street, Boston, Massachusetts 02111, serves as the custodian for the assets of the Acquiring Fund pursuant to the Master Custodian Agreement dated September 11, 2009, as supplemented. The custodian is responsible for holding all cash and securities of the Acquiring Fund, delivering and receiving payment for securities sold, receiving and paying for securities purchased, collecting income from investments and performing other duties, all as directed by authorized persons of the ETF Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities, payment of dividends or payment of expenses.

State Street also serves as transfer agent and dividend paying agent for the Acquiring Fund pursuant to the Transfer Agency and Service Agreement dated March 21, 2014, as supplemented.

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FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT

Under the arrangements with State Street to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating NAV; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Fund. The Fund has also entered into an agreement with State Street pursuant to which State Street provides certain administration treasury services to the Fund. These services include: monitoring the calculation of expense accrual amounts for the Fund and making any necessary modifications; managing the Fund’s expenses and expense payment processing; coordinating any expense reimbursement calculations and payment; calculating net investment income dividends and capital gain distributions; coordinating the audits for the Fund; preparing financial reporting statements for the Fund; preparing certain regulatory filings; and calculating asset coverage tests for certain Calamos Funds. State Street receives compensation for these services from the Adviser out of its management fee.

The Acquiring Fund has an agreement with Ernst & Young LLP ("EY"), located at 155 N. Wacker Drive, Chicago, IL 60606, to provide certain tax services. The tax services include the following: calculating, tracking and reporting tax adjustments on all assets of the Funds, including but not limited to contingent debt and preferred trust obligations; preparing excise tax and fiscal year distribution schedules; preparing tax information required for financial statement footnotes; preparing state and federal income tax returns; preparing specialized calculations of amortization on convertible securities; preparing year-end dividend disclosure information; providing treaty-based foreign withholding tax reclaim services; providing certain global compliance and reporting services; providing a match service and analysis of the "passive foreign investment company" status of foreign corporate entities; and providing services related to corporate actions that may or may not have a tax impact on the Funds' holdings. EY receives compensation for these services from the Adviser out of its management fee.

State Street and EY receive compensation for these services from the Adviser out of its unitary management fee.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP is the independent registered public accounting firm for both the Acquiring Fund and the Target Fund (the "Predecessor Fund"). Deloitte & Touche LLP audits and reports on the annual financial statements of the Funds and performs audit, audit-related and other services when approved by the ETF Trust's Audit Committee. Deloitte & Touche LLP's address is 111 South Wacker Drive Chicago, IL 60606-4301 USA.

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MISCELLANEOUS

Counsel. Ropes & Gray LLP, located at 191 North Wacker Drive, 32nd Floor, Chicago, IL 60606, is counsel to the ETF Trust. Paulita A. Pike and Rita Rubin are the attorneys of record.

Share Legality Opinion. Morris, Nichols, Arsht & Tunnell LLP (Sara Gelsinger, Esq.) has issued an opinion regarding the legality of the Acquiring Fund Shares to be issued in connection with the Reorganization.

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FINANCIAL STATEMENTS

The Acquiring Fund has not commenced operations as of the date of this SAI. Simultaneously with the Acquiring Fund's commencement of operations, which is anticipated to occur on or about September 11, 2026, the Acquiring Fund will acquire the assets and assume the liabilities of the Calamos Timpani SMID Growth Fund (the "Predecessor Fund") in the Reorganization. As a result of the Reorganization, the Acquiring Fund will adopt the performance and financial history of the Predecessor Fund.

The audited financial statements and report of the Predecessor Fund's independent registered public accounting firm, Deloitte & Touche LLP, in the Predecessor Fund's Form N-CSR for the fiscal year ended October 31, 2025, are incorporated by reference into this SAI (SEC Accession No. 0001104659-25-124654), which means that they are part of this SAI for legal purposes.

Financial highlights of the Predecessor Fund for the periods required by Form N-14 are set forth in Exhibit C to the Prospectus/Proxy Statement.

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Exhibit C

Calamos Timpani SMID Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS A
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.06	$9.09	$10.14	$18.17	$12.34
Income from investment operations:
Net investment income (loss)(a)	(0.17)	(0.14)	(0.10)	(0.08)	(0.20)
Net realized and unrealized gain (loss)	4.23	5.11	(0.95)	(6.23)	6.03
Total from investment operations	4.06	4.97	(1.05)	(6.31)	5.83
Distributions:
Dividends from net investment income	(0.37)	—	—	—	—
Dividends from net realized gains	(0.03)	—	—	(1.72)	—
Total distributions**	(0.40)	—	—	(1.72)	—
Net asset value, end of year	$17.72	$14.06	$9.09	$10.14	$18.17
Ratios and supplemental data:
Total return(b)	29.33%	54.68%	(10.36%)	(37.07%)	47.04%
Net assets, end of year (000)	$576	$293	$341	$305	$162
Ratio of net expenses to average net assets	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of gross expenses to average net assets prior to expense reductions	1.70%	1.83%	1.98%	1.93%	1.79%
Ratio of net investment income (loss) to average net assets	(1.15%)	(1.14%)	(1.06%)	(0.68%)	(1.22%)
Portfolio turnover rate	192%	220%	231%	205%	188%

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares.

Calamos Timpani SMID Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS I
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.27	$9.20	$10.23	$18.28	$12.38
Income from investment operations:
Net investment income (loss)(a)	(0.14)	(0.11)	(0.08)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	4.29	5.18	(0.95)	(6.27)	6.06
Total from investment operations	4.15	5.07	(1.03)	(6.33)	5.90
Distributions:
Dividends from net investment income	(0.39)	—	—	—	—
Dividends from net realized gains	(0.03)	—	—	(1.72)	—
Total distributions**	(0.42)	—	—	(1.72)	—
Net asset value, end of year	$18.00	$14.27	$9.20	$10.23	$18.28
Ratios and supplemental data:
Total return(b)	29.61%	55.11%	(10.07%)	(36.95%)	47.46%
Net assets, end of year (000)	$35,866	$25,448	$15,495	$16,497	$25,793
Ratio of net expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average net assets prior to expense reductions	1.45%	1.56%	1.73%	1.65%	1.55%
Ratio of net investment income (loss) to average net assets	(0.90%)	(0.90%)	(0.80%)	(0.48%)	(0.98%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

Calamos Timpani SMID Growth Fund Financial Highlights

Selected data for a share outstanding throughout each year were as follows:

	CLASS R6
	Year Ended October 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$14.28	$9.21	$10.23	$18.28	$12.38
Income from investment operations:
Net investment income (loss)(a)	(0.13)	(0.11)	(0.08)	(0.05)	(0.18)
Net realized and unrealized gain (loss)	4.30	5.18	(0.94)	(6.28)	6.08
Total from investment operations	4.17	5.07	(1.02)	(6.33)	5.90
Distributions:
Dividends from net investment income	(0.40)	—	—	—	—
Dividends from net realized gains	(0.03)	—	—	(1.72)	—
Total distributions**	(0.43)	—	—	(1.72)	—
Net asset value, end of year	$18.02	$14.28	$9.21	$10.23	$18.28
Ratios and supplemental data:
Total return(b)	29.70%	55.05%	(9.97%)	(36.95%)	47.46%
Net assets, end of year (000)	$779	$508	$320	$355	$499
Ratio of net expenses to average net assets	1.05%	1.07%	1.07%	1.07%	1.08%
Ratio of gross expenses to average net assets prior to expense reductions	1.41%	1.53%	1.70%	1.63%	1.48%
Ratio of net investment income (loss) to average net assets	(0.85%)	(0.87%)	(0.77%)	(0.43%)	(1.04%)

**  Distribution for annual periods determined in accordance with federal income tax regulations.

(a)  Net investment income (loss) allocated based on average shares method.

(b)  Total return measures net investment income (loss) and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year.

PART C.

OTHER INFORMATION

ITEM 15.	INDEMNIFICATION.

Article IX of the Second Amended and Restated Trust Instrument of the Registrant (the “Trust Instrument”) (Exhibit (1) to this registration statement, which is incorporated herein by reference) provides that, subject to certain exceptions and limitations, every person who is, or has been, a trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof. To the extent required under the Investment Company Act of 1940, as amended, but only to such extent, no indemnification shall be provided hereunder to a Covered Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

The Trust Instrument also provides that if any shareholder or former shareholder of any series is held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected series, shall, upon request by such shareholder or former shareholder, assume the defense of any claim made against him or her for any act or obligation of the series and satisfy any judgment thereon from the assets belonging to the series. Neither the Trust nor the applicable series shall be responsible for satisfying any obligation arising from such a claim that has been settled by the shareholder without the prior written notice to, and consent of, the Trust. Except as otherwise specifically provided in this Trust Instrument or in the Bylaws, the Trust shall have no obligation to indemnify or hold harmless any shareholder against any loss or expense arising under any circumstances whether in connection with a proceeding of any kind or otherwise.

The Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the Advisor and certain persons affiliated with them are insured, within the limits and subject to the limitations of the insurance, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings. The insurance expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.	EXHIBITS.

(1)	Second Amended and Restated Trust Instrument (incorporated by reference to Exhibit (a)(iii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(2)	Bylaws of the Registrant (incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(3)	Not applicable

(4)	Form of Agreement and Plan of Reorganization (filed herewith as Exhibit A to the Prospectus/Proxy Statement)

(5)	See Articles IV, V, and VI of Exhibit (1) above and Article V of Exhibit (2) above.

(6)(a)	Investment Advisory Agreement dated January 10, 2023 by and between Calamos ETF Trust and Calamos Antetokounmpo Asset Management LLC (incorporated by reference to Exhibit (d)(i) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(6)(b)	Sub-Advisory Agreement dated January 10, 2023 by and among Calamos Antetokounmpo Asset Management LLC, Calamos Advisors LLC and Calamos ETF Trust (incorporated by reference to Exhibit (d)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(6)(c)	Investment Advisory Agreement dated September 1, 2023 by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(iii) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2023).

(6)(d)	Amendment, dated September 26, 2023, regarding Calamos CEF Income & Arbitrage ETF, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2023).

(6)(e)	Amendment, dated December 12, 2023, regarding Calamos Alternative Nasdaq® & Bond ETF, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(v) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(6)(f)	Amendment, dated April 18, 2024, regarding Calamos S&P 500® Structured Alt Protection ETF® - May, Calamos S&P 500® Structured Alt Protection ETF® - August, Calamos S&P 500® Structured Alt Protection ETF® - July (formerly, Calamos S&P 500® Structured Alt Protection ETF® - November), Calamos S&P 500® Structured Alt Protection ETF® - September (formerly, Calamos S&P 500® Structured Alt Protection ETF® - February), Calamos Nasdaq-100® Structured Alt Protection ETF® - June, Calamos Nasdaq-100® Structured Alt Protection ETF® - September, Calamos Nasdaq-100® Structured Alt Protection ETF® - December, and Calamos Nasdaq-100® Structured Alt Protection ETF® - March, to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(vi) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).

(6)(g)	Amendment, dated May 22, 2024 regarding Calamos Russell 2000® Structured Alt Protection ETF® - July, Calamos Russell 2000® Structured Alt Protection ETF® - October, Calamos Russell 2000® Structured Alt Protection ETF® - January, and Calamos Russell 2000® Structured Alt Protection ETF® - April to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(vii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(6)(h)	Amendment, dated August 12, 2024 regarding Calamos Laddered S&P 500® Structured Alt Protection ETF®, Calamos S&P 500® Structured Alt Protection ETF® - January, Calamos S&P 500® Structured Alt Protection ETF® - February, Calamos S&P 500® Structured Alt Protection ETF® - March, Calamos S&P 500® Structured Alt Protection ETF® - April, Calamos S&P 500® Structured Alt Protection ETF® - June, Calamos S&P 500® Structured Alt Protection ETF® - October, Calamos S&P 500® Structured Alt Protection ETF® - November, and Calamos S&P 500® Structured Alt Protection ETF® - December to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(viii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

(6)(i)	Amendment, dated January 10, 2025 regarding Calamos Bitcoin Structured Alt Protection ETF® - January, Calamos Bitcoin Structured Alt Protection ETF® - April, Calamos Bitcoin Structured Alt Protection ETF® - July and Calamos Bitcoin Structured Alt Protection ETF® - October to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(ix) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).

(6)(j)	Amendment, dated January 23, 2025 regarding Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Jan/Jul and Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Apr/Oct to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(6)(k)	Amendment, dated May 2, 2025, regarding name change of Calamos Alternative Nasdaq® & Bond ETF to Calamos Nasdaq® Equity & Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xi) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(6)(l)	Amendment, dated June 18, 2025, regarding Calamos Autocallable Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(6)(m)	Amendment, dated August 20, 2025 regarding Calamos Laddered Bitcoin Structured Alt Protection ETF®, Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®, and Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(6)(n)	Amendment, dated October 9, 2025, regarding Calamos Nasdaq® Autocallable Income ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(6)(o)	Amendment, dated April 8, 2026, regarding Calamos Autocallable Growth ETF and Calamos Tax-Aware Collateral ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (incorporated by reference to Exhibit (d)(xv) to Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A, filed on April 10, 2026).

(6)(p)	Amendment, dated April 8, 2026, regarding Calamos Active Hedged Equity ETF and Calamos Timpani Active SMID Growth ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC (filed herewith).

(6)(q)	Investment Advisory Agreement dated June 18, 2025 between Calamos Advisors LLC and Calamos Bitcoin Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Jan/Jul Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - 6 Mo Apr/Oct Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July Sub 1, and Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October Sub 1 (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(6)(r)	Amendment, dated September 11, 2025 regarding fund name changes to Investment Advisory Agreement by and between Calamos Advisors LLC and Calamos Bitcoin Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin Structured Alt Protection ETF - April® - Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - July Sub 1, Calamos Bitcoin 90 Series Structured Alt Protection ETF® - October Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - January Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - April Sub 1, Calamos Bitcoin 80 Series Structured Alt Protection ETF® - July Sub 1, and Calamos Bitcoin 80 Series Structured Alt Protection ETF® - October Sub 1 (incorporated by reference to Exhibit (d)(xv) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(6)(s)	Investment Advisory Agreement dated June 18, 2025 between Calamos Advisors LLC and Calamos Autocallable Income ETF - Sub 1 (incorporated by reference to Exhibit (d)(xiv) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(6)(t)	Investment Advisory Agreement dated October 9, 2025 between Calamos Advisors LLC and Calamos Nasdaq® Autocallable Income ETF - Sub 1 (incorporated by reference to Exhibit (d)(xviii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(6)(u)	Investment Advisory Agreement dated April 8, 2026, between Calamos Advisors LLC and Calamos Autocallable Growth ETF - Sub 1 (incorporated by reference to Exhibit (d)(xx) to Post-Effective Amendment No. 82 to Registrant's Registration Statement on Form N-1A, filed on April 10, 2026).

(7)(a)	ETF Distribution Agreement dated December 19, 2023 between Calamos ETF Trust and Calamos Financial Services LLC (incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(7)(b)	First Amendment to ETF Distribution Agreement dated April 18, 2024 (incorporated by reference to Exhibit (e)(ii) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).

(7)(c)	Second Amendment to ETF Distribution Agreement dated May 22, 2024 (incorporated by reference to Exhibit (e)(iii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(7)(d)	Third Amendment to ETF Distribution Agreement dated August 12, 2024 (incorporated by reference to Exhibit (e)(iv) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

(7)(e)	Fourth Amendment to ETF Distribution Agreement dated January 10, 2025 (incorporated by reference to Exhibit (e)(v) to Post Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).

(7)(f)	Fifth Amendment to ETF Distribution Agreement dated January 23, 2025 (incorporated by reference to Exhibit (e)(vi) to Post Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(7)(g)	Sixth Amendment to ETF Distribution Agreement dated June 12, 2025 (incorporated by reference to Exhibit (e)(vii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(7)(h)	Seventh Amendment to ETF Distribution Agreement dated August 20, 2025 (incorporated by reference to Exhibit (e)(viii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(7)(i)	Eighth Amendment to ETF Distribution Agreement dated October 9, 2025 (incorporated by reference to Exhibit (d)(xiii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(7)(j)	Ninth Amendment to ETF Distribution Agreement dated April 8, 2026 (incorporated by reference to Exhibit (e)(x) to Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A, filed on April 10, 2026).

(7)(k)	Tenth Amendment to ETF Distribution Agreement dated May 28, 2026 (filed herewith).

(8)	Not applicable.

(9)(a)	Master Custodian Agreement with State Street Bank and Trust Company, dated September 11, 2009 (incorporated by reference to Exhibit (g)(i) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(9)(b)	Notification of Additional Fund, dated December 21, 2022, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(9)(c)	Notification of Additional Funds, dated September 26, 2023, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(iii) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).

(9)(d)	Notification of Additional Fund, dated December 12, 2023, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(9)(e)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(v) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(9)(f)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(vi) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(9)(g)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(vii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

(9)(h)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(viii) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).

(9)(i)	Notification of Additional Funds, dated September 30, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(ix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(9)(j)	Notification of Additional Funds, dated November 6, 2024, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(x) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(9)(k)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(9)(l)	Notification of Additional Funds, dated June 20, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(9)(m)	Notification of Additional Funds, dated September 19, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(9)(n)	Notification of Additional Funds, dated October 23, 2025, pursuant to Master Custodian Agreement (incorporated by reference to Exhibit (g)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(10)(a)	Rule 12b-1 Plan (incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(10)(b)	Amendment to Rule 12b-1 Plan dated September 26, 2023 (incorporated by reference to Exhibit (m)(i) to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A, filed on September 28, 2023).

(10)(c)	Amendment to Rule 12b-1 Plan dated December 12, 2023 (incorporated by reference to Exhibit (m)(ii) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(10)(d)	Amendment to Rule 12b-1 Plan dated April 18, 2024 (incorporated by reference to Exhibit (m)(iii) to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A, filed on April 22, 2024).

(10)(e)	Amendment to Rule 12b-1 Plan dated May 22, 2024 (incorporated by reference to Exhibit (m)(iv) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(10)(f)	Amendment to Rule 12b-1 Plan dated August 12, 2024 (incorporated by reference to Exhibit (m)(v) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

(10)(g)	Amendment to Rule 12b-1 Plan dated January 10, 2025 (incorporated by reference to Exhibit (m)(vi) to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A, filed on January 17, 2025).

(10)(h)	Amendment to Rule 12b-1 Plan dated January 23, 2025 (incorporated by reference to Exhibit (m)(vii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(10)(i)	Amendment to Rule 12b-1 Plan dated June 18, 2025 (incorporated by reference to Exhibit (m)(viii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(10)(j)	Amendment to Rule 12b-1 Plan dated August 20, 2025 (incorporated by reference to Exhibit (m)(ix) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(10)(k)	Amendment to Rule 12b-1 Plan dated October 9, 2025 (incorporated by reference to Exhibit (m)(x) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(10)(l)	Amendment to Rule 12b-1 Plan dated April 8, 2026 (incorporated by reference to Exhibit (m)(xi) to Post-Effective Amendment No. 82 to Registrant’s Registration Statement on Form N-1A, filed on April 10, 2026).

(10)(m)	Amendment to Rule 12b-1 Plan dated May 28, 2026 (filed herewith).

(11)	Opinion and Consent of Morris, Nichols, Arsht & Tunnell LLP regarding legality of issuance of shares and other matters (filed herewith).

(12)	Opinion of Ropes & Gray LLP on tax matters (to be filed by amendment).

(13)(a)	Transfer Agency and Service Agreement, with State Street Bank and Trust Company dated as of March 21, 2014 (incorporated by reference to Exhibit (h)(2) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A, filed on May 28, 2014).

(13)(b)	Notification of Additional Fund, dated December 21, 2022, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(13)(c)	Notification of Additional Funds, dated September 26, 2023, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).

(13)(d)	Notification of Additional Fund, dated December 12, 2023, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(13)(e)	Notification of Additional Funds, dated April 24, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(13)(f)	Notification of Additional Funds, dated May 29, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(13)(g)	Notification of Additional Funds, dated July 1, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

(13)(h)	Notification of Additional Funds, dated August 26, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).

(13)(i)	Notification of Additional Funds, dated September 30, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(13)(j)	Notification of Additional Funds, dated November 8, 2024, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(x) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(13)(k)	Notification of Additional Funds, dated January 24, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xi) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(13)(l)	Notification of Additional Funds, dated June 20, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(13)(m)	Notification of Additional Funds, dated September 19, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xiii) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(13)(n)	Notification of Additional Funds, dated October 23, 2025, pursuant to Transfer Agency and Service Agreement (incorporated by reference to Exhibit (h)(xiv) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(13)(o)	Administration Agreement, effective November 1, 2018, with State Street Bank (incorporated by reference to Exhibit (h)(iii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(13)(p)	Notification of Additional Fund, dated December 21, 2022, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(iv) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(13)(q)	Notification of Additional Funds, dated October 3, 2023, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).

(13)(r)	Amendment to Administration Agreement, dated January 4, 2024 (incorporated by reference to Exhibit (h)(viii) to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A, filed on February 8, 2024).

(13)(s)	Notification of Additional Funds, dated April 24, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(13)(t)	Notification of Additional Funds, dated May 29, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xiii) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(13)(u)	Notification of Additional Funds, dated July 1, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xv) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

(13)(v)	Notification of Additional Funds, dated August 26, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xvi) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).

(13)(w)	Notification of Additional Funds, dated September 30, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(13)(x)	Notification of Additional Funds, dated November 8, 2024, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xx) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(13)(y)	Notification of Additional Funds, dated January 24, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(13)(z)	Notification of Additional Funds, dated June 20, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxiv) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(13)(aa)	Notification of Additional Funds, dated September 19, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxvi) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(13)(bb)	Notification of Additional Funds, dated October 23, 2025, pursuant to Administration Agreement (incorporated by reference to Exhibit (h)(xxviii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(13)(cc)	Master Services Agreement, dated March 15, 2004, with State Street Bank and Trust Company (incorporated by reference to Exhibit (h)(v) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(13)(dd)	Notification of Additional Funds, dated December 21, 2022, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(vi) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(13)(ee)	Notification of Additional Funds, dated September 26, 2023, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(ix) to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A, filed on October 6, 2023).

(13)(ff)	Notification of Additional Fund, dated December 12, 2023, pursuant to the Master Services Agreement (incorporated by reference to Exhibit (h)(xii) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(13)(gg)	Notification of Additional Funds, dated April 24, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xix) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(13)(hh)	Notification of Additional Funds, dated May 29, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xx) to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A, filed on June 13, 2024).

(13)(ii)	Notification of Additional Funds, dated July 1, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxiii) to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A, filed on August 23, 2024).

(13)(jj)	Notification of Additional Funds, dated August 26, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxiv) to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A, filed on August 30, 2024).

(13)(kk)	Notification of Additional Funds, dated September 30, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxix) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(13)(ll)	Notification of Additional Funds, dated November 8, 2024, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxx) to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A, filed on November 21, 2024).

(13)(mm)	Notification of Additional Funds, dated January 24, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxiii) to Post-Effective Amendment No. 53 to Registrant’s Registration Statement on Form N-1A, filed on January 31, 2025).

(13)(nn)	Notification of Additional Funds, dated June 20, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxvi) to Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A, filed on June 23, 2025).

(13)(oo)	Notification of Additional Funds, dated September 19, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xxxix) to Post-Effective Amendment No. 63 to Registrant’s Registration Statement on Form N-1A, filed on September 26, 2025).

(13)(pp)	Notification of Additional Funds, dated October 23, 2025, pursuant to Master Services Agreement (incorporated by reference to Exhibit (h)(xlii) to Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A, filed on November 5, 2025).

(13)(qq)	Master Services Agreement, effective as of October 16, 2023, with Ernst & Young LLP (incorporated by reference to Exhibit (h)(xvi) to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A, filed on April 12, 2024).

(13)(rr)	Form of Authorized Participant Agreement (incorporated by reference to Exhibit (h)(vii) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A, filed on January 23, 2023).

(13)(ss)	Revised Form of Authorized Participant Agreement (incorporated by reference to Exhibit (h)(xiv) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A, filed on January 10, 2024).

(13)(tt)	Expense Limitation Agreement for Calamos Autocallable Growth ETF, dated April 8, 2026 (incorporated by reference to Exhibit (h)(xlvi) to Post-Effective Amendment No. 82 to Registrant's Registration Statement on Form N-1A, filed on April 10, 2026).

(13)(uu)	Expense Limitation Agreement for Calamos Tax-Aware Collateral ETF dated April 8, 2026 (incorporated by reference to Exhibit (h)(xlvii) to Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A, filed on April 10, 2026).

(13)(vv)	Expense Limitation Agreement for Calamos Autocallable Income ETF dated April 15, 2026 (incorporated by reference to Exhibit (h)(xlviii) to Post-Effective Amendment No. 84 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2026).

(13)(ww)	Expense Limitation Agreement for Calamos Nasdaq® Autocallable Income ETF dated April 15, 2026 (incorporated by reference to Exhibit (h)(xlix) to Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A, filed on April 15, 2026).

(14)	Consent of Independent Registered Public Accounting Firm for Calamos ETF Trust (filed herewith).

(15)	Not applicable.

(16)	Powers of Attorney (filed herewith).

(17)	Form of Proxy Card (filed herewith).

(18)	Not applicable.

ITEM 17.	UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that a final form of the Opinion of Ropes & Gray LLP regarding certain tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement will be filed in a post-effective amendment to this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 this Registration Statement has been signed on behalf of the registrant, in the City of Naperville, and the State of Illinois on the 1st day of June, 2026.

CALAMOS ETF TRUST

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Trustee and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ John P. Calamos, Sr.	Trustee and President (principal executive officer)	June 1, 2026
John P. Calamos, Sr.

/s/ John S. Koudounis*	Trustee and Vice President	June 1, 2026
John S. Koudounis

/s/ Hugh Armstrong*	Trustee	June 1, 2026
Hugh Armstrong

/s/ Virginia G. Breen*	Trustee	June 1, 2026
Virginia G. Breen

/s/ William Rybak*	Trustee	June 1, 2026
William Rybak

/s/ Karen L. Stuckey*	Trustee	June 1, 2026
Karen L. Stuckey

/s/ Christopher M. Toub*	Trustee	June 1, 2026
Christopher M. Toub

/s/ Jeffrey S. Phlegar*	Trustee	June 1, 2026
Jeffrey S. Phlegar

/s/ Lloyd A. Wennlund*	Trustee	June 1, 2026
Lloyd A. Wennlund

/s/ Thomas E. Herman	Vice President and Chief Financial Officer	June 1, 2026
Thomas E. Herman	(principal accounting officer)

*	An original power of attorney authorizing John P. Calamos, Sr. to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, was previously executed, and is filed herewith.

By:	/s/ John P. Calamos, Sr.
John P. Calamos, Sr.
Attorney-in-Fact
June 1, 2026

CALAMOS ETF TRUST

EXHIBIT INDEX

(6)(p)	Amendment, dated April 8, 2026, regarding Calamos Active Hedged Equity ETF and Calamos Timpani Active SMID Growth ETF to Investment Advisory Agreement by and between Calamos ETF Trust and Calamos Advisors LLC.

(7)(k)	Tenth Amendment to ETF Distribution Agreement dated May 28, 2026.

(10)(m)	Amendment to Rule 12b-1 Plan dated May 28, 2026.

(11)	Opinion and Consent of Morris, Nichols, Arsht & Tunnell LLP regarding legality of issuance of shares and other matters.

(14)	Consent of Independent Registered Public Accounting Firm for Calamos ETF Trust.

(16)	Powers of Attorney.

(17)	Form of Proxy Card.